UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31, 2014

Date of reporting period:	March 31, 2014

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (31.8%)
Australia (0.2%)
AGL Energy Ltd.	473	$7
ALS Ltd.	368	2
Alumina Ltd. (a)	2,302	2
Amcor Ltd.	900	9
AMP Ltd.	2,048	9
APA Group	1,025	6
Arrium Ltd.	1,334	2
Asciano Ltd.	1,125	5
ASX Ltd.	226	7
Aurizon Holding Ltd.	1,907	9
Australia & New Zealand Banking Group Ltd.	1,660	51
Bank of Queensland Ltd.	488	6
Bendigo and Adelaide Bank Ltd.	605	6
BHP Billiton Ltd.	1,945	66
BlueScope Steel Ltd. (a)	476	3
Boral Ltd.	759	4
Brambles Ltd.	1,026	9
carsales.com Ltd.	259	3
Coca-Cola Amatil Ltd.	566	6
Commonwealth Bank of Australia	939	67
Computershare Ltd.	434	5
Crown Resorts Ltd.	383	6
CSL Ltd.	301	19
Flight Centre Travel Group Ltd.	96	5
Fortescue Metals Group Ltd.	1,239	6
Goodman Group REIT	1,615	7
Iluka Resources Ltd.	391	4
Incitec Pivot Ltd.	1,429	4
Insurance Australia Group Ltd.	1,578	8
James Hardie Industries SE CDI	430	6
Lend Lease Group REIT	547	6
Macquarie Group Ltd.	221	12
Mirvac Group REIT	4,373	7
National Australia Bank Ltd.	1,398	46
Newcrest Mining Ltd. (a)	532	5
Oil Search Ltd.	1,103	9
Orica Ltd.	285	6
Origin Energy Ltd.	726	10
Qantas Airways Ltd. (a)	2,647	3
QBE Insurance Group Ltd.	783	9
Rio Tinto Ltd.	287	17
Santos Ltd.	761	9
Seek Ltd.	315	5
Sonic Healthcare Ltd.	363	6
Stockland REIT	2,011	7
Suncorp Group Ltd.	832	10
Sydney Airport	1,573	6
Tatts Group Ltd.	2,400	6
Telstra Corp., Ltd.	7,362	35
Transurban Group	1,135	8
Treasury Wine Estates Ltd.	648	2
Twenty-First Century Fox, Inc.	161	5
Wesfarmers Ltd.	696	27
Westfield Group REIT	1,283	12
Westfield Retail Trust REIT	3,179	9
Westpac Banking Corp.	1,847	59
Woodside Petroleum Ltd.	431	16

Woolworths Ltd.	767	25
WorleyParsons Ltd.	295	4
		730
Austria (0.1%)
Erste Group Bank AG	8,162	280
Raiffeisen Bank International AG	1,446	48
		328
Belgium (0.4%)
Anheuser-Busch InBev N.V.	8,504	894
Colruyt SA	403	22
Delhaize Group SA	543	40
KBC Groep N.V.	7,263	447
Viohalco SA (a)	914	6
		1,409
Denmark (0.0%)
Carlsberg A/S Series B	575	57
Finland (0.0%)
Kesko Oyj, Class B	334	15
France (4.4%)
Air Liquide SA	2,346	318
Airbus Group N.V.	3,345	240
AXA SA	13,430	350
BNP Paribas SA	37,551	2,903
Carrefour SA	3,310	128
Casino Guichard Perrachon SA	298	36
Credit Agricole SA (a)	31,635	500
Danone SA	6,991	495
GDF Suez	10,289	282
L’Oreal SA	2,947	486
LVMH Moet Hennessy Louis Vuitton SA	1,680	306
Natixis	29,350	216
Pernod Ricard SA	1,185	138
Peugeot SA (a)	184,558	3,485
Remy Cointreau SA	114	9
Sanofi	6,760	706
Schneider Electric SA	3,725	331
Societe Generale SA	26,782	1,653
Total SA	13,907	913
Vinci SA	3,453	257
Vivendi SA	8,082	226
		13,978
Germany (1.7%)
Allianz SE (Registered)	3,161	534
BASF SE	5,116	569
Bayer AG (Registered)	4,518	611
Beiersdorf AG	529	52
Commerzbank AG (a)	30,635	564
Daimler AG (Registered)	6,127	579
Deutsche Bank AG (Registered)	6,607	295
Deutsche Post AG (Registered)	6,174	229
Deutsche Telekom AG (Registered)	17,577	284
E.ON SE	12,650	247
Henkel AG & Co., KGaA	693	70

Metro AG	666	27
SAP AG	5,409	438
Siemens AG (Registered)	4,830	650
Suedzucker AG	430	12
Volkswagen AG (Preference)	949	246
		5,407
Greece (0.4%)
Aegean Airlines SA (a)	210	2
Alpha Bank AE (a)	57,210	56
Athens Water Supply & Sewage Co., SA (The)	772	9
Diagnostic & Therapeutic Center of Athens Hygeia SA (a)	1,833	1
Ellaktor SA (a)	2,674	15
Elval - Hellenic Aluminium Industry SA (a)	312	1
Folli Follie SA (a)	1,454	54
Fourlis Holdings SA (a)	1,540	12
Frigoglass SA (a)	751	5
GEK Terna Holding Real Estate Construction SA (a)	3,241	18
Hellenic Exchanges - Athens Stock Exchange SA Holding	3,426	43
Hellenic Petroleum SA	895	9
Hellenic Telecommunications Organization SA (a)	11,408	189
Intracom Holdings SA (Registered) (a)	5,594	6
Intralot SA-Integrated Lottery Systems & Services	8,934	28
JUMBO SA (a)	1,071	19
Marfin Investment Group Holdings SA (a)	15,184	11
Metka SA	740	14
MLS Multimedia SA (a)	466	3
Motor Oil Hellas Corinth Refineries SA	1,162	15
Mytilineos Holdings SA (a)	1,962	19
National Bank of Greece SA (a)	15,123	82
OPAP SA	9,766	157
Piraeus Bank SA (a)	43,431	120
Piraeus Port Authority	262	7
Public Power Corp. SA	6,236	103
Sidenor Steel Products Manufacturing Co., SA (a)	1,835	5
Terna Energy SA (a)	2,001	13
Thessaloniki Port Authority SA	83	3
Titan Cement Co., SA (a)	2,590	91
		1,110
Ireland (0.1%)
Bank of Ireland (a)	667,807	286
Kerry Group PLC, Class A	784	60
		346
Italy (3.8%)
Banca Monte dei Paschi di Siena SpA (a)	188,991	69
Enel SpA	41,688	236
Eni SpA	17,473	439
Intesa Sanpaolo SpA	1,616,370	5,489
UniCredit SpA	604,466	5,533
Unione di Banche Italiane SCPA	27,123	256
		12,022
Japan (1.3%)
Advantest Corp.	2,000	22
Aeon Co., Ltd.	7,030	79
Ajinomoto Co., Inc.	1,000	14
Alps Electric Co., Ltd.	900	11

Asahi Group Holdings Ltd.	4,260	120
Astellas Pharma, Inc.	4,000	47
Bridgestone Corp.	900	32
Calbee, Inc.	100	2
Canon, Inc.	1,300	40
Casio Computer Co., Ltd.	1,000	12
Central Japan Railway Co.	200	23
Chiyoda Corp.	1,000	13
Chugai Pharmaceutical Co., Ltd.	900	23
Coca-Cola West Co., Ltd.	100	2
COMSYS Holdings Corp.	1,100	17
Credit Saison Co., Ltd.	1,100	22
Daiichi Sankyo Co., Ltd.	1,000	17
Daikin Industries Ltd.	800	45
Dainippon Sumitomo Pharma Co., Ltd.	900	14
Daiwa House Industry Co., Ltd.	1,000	17
Denso Corp.	800	38
Dentsu, Inc.	900	34
Dowa Holdings Co., Ltd.	1,000	8
Eisai Co., Ltd.	900	35
FamilyMart Co., Ltd.	100	4
FANUC Corp.	800	141
Fast Retailing Co., Ltd.	800	290
Fuji Heavy Industries Ltd.	900	24
FUJIFILM Holdings Corp.	1,000	27
Hino Motors Ltd.	1,000	15
Hitachi Construction Machinery Co., Ltd.	1,000	19
Honda Motor Co., Ltd.	1,700	60
Isetan Mitsukoshi Holdings Ltd.	1,100	14
ITOCHU Corp.	1,300	15
Japan Tobacco, Inc.	11,980	376
JGC Corp.	1,000	35
JTEKT Corp.	900	13
Kao Corp.	7,030	249
KDDI Corp.	1,600	93
Kikkoman Corp.	1,000	19
Kirin Holdings Co., Ltd.	2,000	28
Komatsu Ltd.	1,000	21
Konami Corp.	900	21
Kubota Corp.	1,000	13
Kuraray Co., Ltd.	1,600	18
Kyocera Corp.	1,700	77
Lawson, Inc.	100	7
Marui Group Co., Ltd.	1,300	11
Matsui Securities Co., Ltd.	1,300	13
MEIJI Holdings Co., Ltd.	100	6
Minebea Co., Ltd.	1,000	9
Mitsubishi Corp.	1,100	20
Mitsubishi Electric Corp.	1,000	11
Mitsubishi Estate Co., Ltd.	1,000	24
Mitsubishi Logistics Corp.	1,000	14
Mitsui & Co., Ltd.	1,200	17
Mitsui Fudosan Co., Ltd.	1,000	30
Mitsui OSK Lines Ltd.	3,000	12
Mitsumi Electric Co., Ltd.	1,000	7
NGK Insulators Ltd.	1,000	21
Nikon Corp.	900	14
Nippon Kayaku Co., Ltd.	1,000	11
Nippon Meat Packers, Inc.	1,000	15
Nissan Chemical Industries Ltd.	1,200	18
Nisshin Seifun Group, Inc.	1,580	17

Nisshinbo Holdings, Inc.	2,000	17
Nissin Foods Holdings Co., Ltd.	100	5
Nitto Denko Corp.	900	43
NSK Ltd.	1,000	10
NTT Data Corp.	900	35
Odakyu Electric Railway Co., Ltd.	2,000	17
OKUMA Corp.	1,000	8
Olympus Corp. (a)	800	26
Panasonic Corp.	900	10
Ricoh Co., Ltd.	1,000	12
Secom Co., Ltd.	900	52
Sekisui House Ltd.	1,100	14
Seven & I Holdings Co., Ltd.	8,220	314
Shin-Etsu Chemical Co., Ltd.	900	51
Shionogi & Co., Ltd.	900	17
Shiseido Co., Ltd.	4,360	77
Shizuoka Bank Ltd. (The)	3,000	29
Showa Shell Sekiyu KK	1,200	11
Softbank Corp.	2,400	181
Sony Corp.	900	17
Sumitomo Corp.	1,400	18
Sumitomo Electric Industries Ltd.	1,300	19
Sumitomo Metal Mining Co., Ltd.	1,000	13
Sumitomo Realty & Development Co., Ltd.	1,000	39
Suntory Beverage & Food Ltd.	790	27
Suzuki Motor Corp.	900	23
Taiyo Yuden Co., Ltd.	1,100	14
Takeda Pharmaceutical Co., Ltd.	800	38
TDK Corp.	900	38
Terumo Corp.	1,800	39
Tokio Marine Holdings, Inc.	900	27
Tokyo Electron Ltd.	800	49
Tokyo Gas Co., Ltd.	2,000	10
Tokyo Tatemono Co., Ltd.	1,000	9
TOTO Ltd.	1,000	14
Toyo Seikan Kaisha Ltd.	1,300	21
Toyota Motor Corp.	800	45
Toyota Tsusho Corp.	1,000	25
Trend Micro, Inc.	900	28
Unicharm Corp.	790	42
Yakult Honsha Co., Ltd.	100	5
Yamaha Corp.	1,100	14
Yamato Holdings Co., Ltd.	1,000	22
Yaskawa Electric Corp.	1,000	14
Yokogawa Electric Corp.	1,000	16
Yokohama Rubber Co., Ltd. (The)	1,000	9
		4,100
Netherlands (0.5%)
ASML Holding N.V.	2,250	208
Heineken Holding N.V.	534	34
Heineken N.V.	1,218	85
ING Groep N.V. CVA (a)	22,176	315
Koninklijke Ahold N.V.	4,926	99
Koninklijke Philips N.V.	5,795	204
Unilever N.V. CVA	18,332	754
		1,699

Norway (0.0%)
Orkla ASA	4,030	34
Poland (0.1%)
Jeronimo Martins SGPS SA	13,315	224
Portugal (0.6%)
Altri SGPS SA	5,284	19
Banco BPI SA (a)	29,013	76
Banco Comercial Portugues SA (a)	1,237,785	388
Banco Espirito Santo SA (Registered) (a)	237,921	447
EDP - Energias de Portugal SA	83,920	390
Galp Energia SGPS SA	15,942	276
Mota-Engil SGPS SA	3,205	26
Portucel SA	4,088	19
Portugal Telecom SGPS SA (Registered)	54,438	232
Sonae	17,933	34
Sonaecom - SGPS SA	8,182	24
Zon Optimus SGPS SA	4,009	31
		1,962
Russia (1.2%)
Gazprom OAO ADR	114,141	881
Lukoil OAO ADR	10,407	579
Magnit OJSC GDR	5,327	292
MegaFon OAO GDR	1,684	47
MMC Norilsk Nickel OJSC ADR	10,959	183
Mobile Telesystems OJSC ADR	10,200	178
NovaTek OAO (Registered GDR)	1,712	189
Rosneft OAO (Registered GDR)	23,083	154
RusHydro JSC ADR	22,123	34
Sberbank of Russia ADR	46,756	457
Sberbank of Russia ADR	6,820	67
Severstal OAO GDR	3,920	30
Sistema JSFC GDR	2,330	53
Surgutneftegas OJSC ADR	27,506	203
Tatneft OAO ADR	4,742	163
Uralkali OJSC GDR	5,267	125
VTB Bank OJSC (Registerd GDR)	51,946	115
		3,750
South Africa (0.1%)
SABMiller PLC	6,540	327
Spain (1.0%)
Banco Bilbao Vizcaya Argentaria SA	33,010	397
Banco de Sabadell SA	108,568	336
Banco Popular Espanol SA	40,685	308
Banco Santander SA	64,341	614
Bankia SA (a)	130,336	276
CaixaBank SA	38,314	247
Distribuidora Internacional de Alimentacion SA	3,192	29
EDP Renovaveis SA	18,250	122
Iberdrola SA	36,079	252
Inditex SA	1,370	206
International Consolidated Airlines Group SA (a)	3,776	26
Telefonica SA	24,945	395
		3,208

Sweden (0.0%)
Svenska Cellulosa AB SCA, Class B	3,035	89
Swedish Match AB	1,067	35
		124
Switzerland (0.5%)
Aryzta AG (a)	458	40
Barry Callebaut AG (Registered) (a)	8	11
Coca-Cola HBC AG (a)	3,201	79
Lindt & Spruengli AG	1	5
Nestle SA (Registered)	18,047	1,360
		1,495
United Kingdom (1.7%)
Anglo American PLC	1,696	43
ARM Holdings PLC	1,926	33
Associated British Foods PLC	2,306	107
AstraZeneca PLC	1,450	94
Aviva PLC	5,035	40
BAE Systems PLC	5,294	37
Barclays PLC	19,090	75
BG Group PLC	3,981	74
BHP Billiton PLC	2,734	84
BP PLC	21,549	173
British American Tobacco PLC	12,951	721
BT Group PLC	9,820	63
Burberry Group PLC	1,083	25
Centrica PLC	7,519	41
Compass Group PLC	3,497	53
Diageo PLC	17,211	534
Experian PLC	2,111	38
GKN PLC	4,999	33
GlaxoSmithKline PLC	5,632	150
Glencore Xstrata PLC (a)	11,482	59
HSBC Holdings PLC	21,071	213
Imperial Tobacco Group PLC	6,705	271
J Sainsbury PLC	6,456	34
Legal & General Group PLC	9,937	34
Lloyds Banking Group PLC (a)	56,871	71
Marks & Spencer Group PLC	2,749	21
National Grid PLC	5,325	73
Next PLC	305	34
Pearson PLC	1,258	22
Prudential PLC	3,531	75
Reckitt Benckiser Group PLC	4,394	358
Reed Elsevier PLC	2,928	45
Rio Tinto PLC	1,475	82
Rolls-Royce Holdings PLC (a)	2,609	47
Royal Bank of Scotland Group PLC (a)	3,122	16
Royal Dutch Shell PLC, Class A	7,411	271
Shire PLC	747	37
Signet Jewelers Ltd.	2,068	219
SSE PLC	1,760	43
Standard Chartered PLC	2,445	51
Tate & Lyle PLC	2,422	27
Tesco PLC	57,160	282
Tullow Oil PLC	1,439	18
Unilever PLC	8,752	374
Vodafone Group PLC	29,966	110
Whitbread PLC	346	24

WM Morrison Supermarkets PLC	11,537	41
Wolseley PLC	817	47
WPP PLC	2,179	45
		5,462
United States (13.7%)
3M Co.	1,100	149
AAON, Inc.	1,748	49
Aaron’s, Inc.	6,855	207
Abbott Laboratories	2,700	104
AbbVie, Inc.	2,200	113
Accenture PLC, Class A	1,000	80
Actavis plc (a)	400	82
Actuant Corp., Class A	6,267	214
Acuity Brands, Inc.	1,494	198
Adobe Systems, Inc. (a)	1,200	79
Advance Auto Parts, Inc.	1,697	215
Air Products & Chemicals, Inc.	800	95
Alexander & Baldwin, Inc.	2,165	92
Alexion Pharmaceuticals, Inc. (a)	300	46
Allergan, Inc.	2,208	274
Altria Group, Inc.	13,774	516
Amazon.com, Inc. (a)	500	168
American Express Co.	1,400	126
American International Group, Inc.	2,200	110
AmerisourceBergen Corp.	1,400	92
AMETEK, Inc.	3,987	205
Amgen, Inc.	1,000	123
Anadarko Petroleum Corp.	1,100	93
Analog Devices, Inc.	2,700	143
Analogic Corp.	1,643	135
Apple, Inc.	1,100	590
Applied Materials, Inc.	4,300	88
Arch Coal, Inc.	48,585	234
Archer-Daniels-Midland Co.	2,899	126
Arkansas Best Corp.	3,844	142
AT&T, Inc.	5,800	203
Aurora Oil & Gas Ltd. (a)	779	3
AutoZone, Inc. (a)	200	107
Avon Products, Inc.	1,933	28
Balchem Corp.	1,388	72
Bank of America Corp.	25,618	441
Beam, Inc.	784	65
Belden, Inc.	2,799	195
Berkshire Hathaway, Inc., Class B (a)	2,100	262
Biogen Idec, Inc. (a)	300	92
Boeing Co. (The)	1,000	125
Boston Properties, Inc. REIT	1,000	115
Bristol-Myers Squibb Co.	2,300	119
Brown-Forman Corp., Class B	514	46
Bunge Ltd.	798	63
Cabot Oil & Gas Corp.	6,317	214
Callaway Golf Co.	9,448	97
Campbell Soup Co.	988	44
Cantel Medical Corp.	1,226	41
Capital One Financial Corp.	1,100	85
Cash America International, Inc.	5,135	199
Caterpillar, Inc.	1,100	109
CBS Corp., Class B	1,400	87
Celgene Corp. (a)	600	84

Chevron Corp.	2,200	262
Chubb Corp. (The)	2,000	179
Church & Dwight Co., Inc.	557	38
Cigna Corp.	2,633	220
Cimarex Energy Co.	1,842	219
CIRCOR International, Inc.	996	73
Cisco Systems, Inc.	6,600	148
Citigroup, Inc.	8,218	391
Clorox Co. (The)	2,334	205
Coca-Cola Co.	24,348	941
Coca-Cola Enterprises, Inc.	1,171	56
Colgate-Palmolive Co.	4,482	291
Comcast Corp., Class A	3,300	165
ConAgra Foods, Inc.	1,894	59
ConocoPhillips	1,800	127
CONSOL Energy, Inc.	5,279	211
Consolidated Edison, Inc.	2,900	156
Constellation Brands, Inc., Class A (a)	850	72
Cooper Cos., Inc. (The)	1,536	211
Costco Wholesale Corp.	3,257	364
CR Bard, Inc.	1,455	215
Crown Castle International Corp.	1,000	74
Cubic Corp.	1,604	82
Curtiss-Wright Corp.	3,414	217
CVS Caremark Corp.	7,785	583
Cytec Industries, Inc.	2,218	217
D.R. Horton, Inc.	9,397	203
Danaher Corp.	2,842	213
Deere & Co.	1,200	109
Delta Air Lines, Inc.	8,566	297
Deltic Timber Corp.	341	22
DENTSPLY International, Inc.	4,616	213
Dow Chemical Co. (The)	2,100	102
Dr. Pepper Snapple Group, Inc.	982	53
DTE Energy Co.	2,600	193
Eagle Materials, Inc.	2,429	215
eBay, Inc. (a)	1,600	88
EI du Pont de Nemours & Co.	1,800	121
EMC Corp.	3,900	107
EMCOR Group, Inc.	4,424	207
Emerson Electric Co.	2,100	140
Encore Wire Corp.	678	33
Energizer Holdings, Inc.	206	21
EnerSys, Inc.	2,935	203
Ensco PLC, Class A	1,700	90
Ensign Group, Inc. (The)	798	35
EOG Resources, Inc.	1,727	339
EQT Corp.	2,049	199
Estee Lauder Cos., Inc. (The), Class A	1,097	73
Express Scripts Holding Co. (a)	1,200	90
Exxon Mobil Corp.	5,100	498
Facebook, Inc., Class A (a)	2,000	120
Fair Isaac Corp.	2,041	113
FedEx Corp.	2,327	308
FEI Co.	2,080	214
Financial Engines, Inc.	3,561	181
Fiserv, Inc. (a)	2,100	119
FMC Corp.	2,712	208
Ford Motor Co.	6,200	97
Franklin Electric Co., Inc.	1,808	77
Freeport-McMoRan Copper & Gold, Inc.	2,200	73

General Electric Co.	12,300	318
General Mills, Inc.	5,355	278
General Motors Co.	2,300	79
Gilead Sciences, Inc. (a)	2,000	142
Global Payments, Inc.	2,916	207
Goldman Sachs Group, Inc. (The)	800	131
Google, Inc., Class A (a)	300	334
Green Plains Renewable Energy, Inc.	7,123	213
Halliburton Co.	2,200	130
Health Care, Inc. REIT	1,900	113
Heartland Express, Inc.	6,829	155
Herbalife Ltd.	293	17
Hershey Co. (The)	820	86
Hewlett-Packard Co.	2,600	84
Home Depot, Inc.	1,900	150
Honeywell International, Inc.	1,300	121
Hormel Foods Corp.	784	39
Ingersoll-Rand PLC	1,900	109
Intel Corp.	6,200	160
Interface, Inc.	4,116	85
International Business Machines Corp.	1,200	231
International Speedway Corp., Class A	1,160	39
Invacare Corp.	1,785	34
JM Smucker Co. (The)	362	35
Johnson & Johnson	3,300	324
Johnson Controls, Inc.	1,500	71
Jones Lang LaSalle, Inc.	1,762	209
JPMorgan Chase & Co.	4,600	279
KB Home	11,290	192
Kellogg Co.	1,168	73
Keurig Green Mountain, Inc.	662	70
KeyCorp	9,200	131
Kimberly-Clark Corp.	1,874	207
Kraft Foods Group, Inc.	2,835	159
Kroger Co. (The)	2,347	102
Landstar System, Inc.	3,543	210
Lennar Corp., Class A	5,112	203
Loews Corp.	4,839	213
Lorillard, Inc.	1,669	90
Lowe’s Cos., Inc.	2,000	98
Marathon Petroleum Corp.	900	78
Mastercard, Inc., Class A	4,398	329
MAXIMUS, Inc.	4,390	197
McCormick & Co., Inc.	502	36
McDonald’s Corp.	1,500	147
McKesson Corp.	1,662	293
Mead Johnson Nutrition Co.	982	82
Medtronic, Inc.	2,200	135
Merck & Co., Inc.	3,600	204
MetLife, Inc.	2,400	127
Micron Technology, Inc. (a)	2,000	47
Microsoft Corp.	9,000	369
Minerals Technologies, Inc.	3,128	202
Molson Coors Brewing Co., Class B	803	47
Mondelez International, Inc., Class A	11,502	397
Monsanto Co.	800	91
Monster Beverage Corp. (a)	676	47
Nabors Industries Ltd.	8,993	222
NetFlix, Inc. (a)	100	35
NIKE, Inc., Class B	1,700	126
Noble Energy, Inc.	1,400	99

Nucor Corp.	2,000	101
Occidental Petroleum Corp.	1,200	114
Olympic Steel, Inc.	843	24
Oracle Corp.	4,300	176
Parker Hannifin Corp.	900	108
Patterson-UTI Energy, Inc.	6,810	216
PepsiCo, Inc.	9,551	798
PerkinElmer, Inc.	4,605	208
Perrigo Co., PLC	1,272	197
Pfizer, Inc.	7,700	247
Philip Morris International, Inc.	10,280	842
Phillips 66	1,200	92
Pioneer Natural Resources Co.	1,539	288
Power Integrations, Inc.	3,248	214
PPG Industries, Inc.	600	116
Precision Castparts Corp.	844	213
Priceline.com, Inc. (a)	100	119
PrivateBancorp, Inc.	4,375	133
Procter & Gamble Co. (The)	16,743	1,349
ProLogis, Inc. REIT	2,800	114
Prudential Financial, Inc.	1,400	119
PVH Corp.	1,784	223
QEP Resources, Inc.	7,354	217
Qualcomm, Inc.	2,100	166
Range Resources Corp.	2,423	201
Raytheon Co.	1,000	99
Regeneron Pharmaceuticals, Inc. (a)	100	30
Republic Services, Inc.	2,900	99
Reynolds American, Inc.	1,505	80
Roper Industries, Inc.	2,361	315
Ryland Group, Inc. (The)	5,127	205
Safeway, Inc.	1,103	41
Salesforce.com, Inc. (a)	1,100	63
Schlumberger Ltd.	1,800	176
SM Energy Co.	3,022	215
Sonic Automotive, Inc., Class A	2,375	53
Southwest Airlines Co.	8,891	210
Starbucks Corp.	1,400	103
Starwood Hotels & Resorts Worldwide, Inc.	1,100	88
Stewart Information Services Corp.	1,811	64
SunTrust Banks, Inc.	2,900	115
Sysco Corp.	2,658	96
T. Rowe Price Group, Inc.	1,600	132
Target Corp.	2,200	133
Terex Corp.	5,053	224
Textron, Inc.	5,481	215
Thermo Fisher Scientific, Inc.	1,722	207
Time Warner Cable, Inc.	600	82
Time Warner, Inc.	1,700	111
Titan International, Inc.	7,188	137
TJX Cos., Inc.	2,000	121
Towers Watson & Co., Class A	1,813	207
Tractor Supply Co.	2,873	203
Triumph Group, Inc.	3,322	215
Twenty-First Century Fox, Inc.	3,400	109
Tyson Foods, Inc., Class A	1,341	59
UniFirst Corp.	874	96
Union Pacific Corp.	800	150
United Parcel Service, Inc., Class B	1,200	117
United Technologies Corp.	1,100	129
UnitedHealth Group, Inc.	1,600	131

Universal Health Services, Inc., Class B	2,750	226
UTi Worldwide, Inc.	18,507	196
Valero Energy Corp.	1,500	80
Valmont Industries, Inc.	1,436	214
Ventas, Inc. REIT	1,700	103
Verizon Communications, Inc.	4,844	231
Visa, Inc., Class A	1,644	355
Vulcan Materials Co.	3,145	209
Wabtec Corp.	2,610	202
Wal-Mart Stores, Inc.	9,623	735
Walgreen Co.	5,816	384
Walt Disney Co. (The)	2,100	168
WellPoint, Inc.	900	90
Wells Fargo & Co.	5,600	279
Whole Foods Market, Inc.	1,714	87
World Fuel Services Corp.	3,588	158
WW Grainger, Inc.	400	101
Xcel Energy, Inc.	6,100	185
Yahoo!, Inc. (a)	1,800	65
Zimmer Holdings, Inc.	1,300	123
Zions Bancorporation	6,610	205
		43,986
Total Common Stocks (Cost $96,637)		101,773

	No. of Rights
Rights (0.0%)
Portugal (0.0%)
Mota Engil SGPS (a)	1,396	1
Spain (0.0%)
BBVA (a)	33,010	8
Total Rights (Cost $8)		9

	Shares	Value (000)
Investment Company (0.0%)
United States (0.0%)
SPDR S&P 500 ETF Trust (Cost $50)	303	57

	Face Amount (000)		Value (000)

Fixed Income Securities (13.9%)
Greece (3.4%)
Sovereign (3.4%)
Hellenic Republic Government Bond,
2.00%, 2/24/23 — 2/24/42 (b)	EUR	11,066	10,981
Portugal (9.8%)
Sovereign (9.8%)
Portugal Obrigacoes do Tesouro OT,
5.65%, 2/15/24 (c)	8,159		12,699
4.95%, 10/25/23 (c)	1,826		2,719

4.20%, 10/15/16 (c)	8,422	12,380
6.40%, 2/15/16 (c)	2,360	3,558
		31,356
Spain (0.7%)
Sovereign (0.7%)
Spain Government Bond,
3.75%, 10/31/15	625	902
3.15%, 1/31/16	972	1,399
		2,301
Total Fixed Income Securities (Cost $40,913)		44,638

	Shares	Value (000)
Short-Term Investments (51.4%)
Investment Company (50.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $161,425)	161,424,934	161,425

	Face Amount (000)	Value (000)
U.S. Treasury Securities (1.0%)
U.S. Treasury Bills,
0.04%, 8/21/14 (e)	$387	387
0.07%, 8/21/14(e)	1,718	1,717
0.08%, 4/17/14 — 8/21/14(e)	1,206	1,206
Total U.S. Treasury Securities (Cost $3,310)		3,310
Total Short-Term Investments (Cost $164,735)		164,735
Total Investments (97.1%) (Cost $302,343) (f)(g)+		311,212
Other Assets in Excess of Liabilities (2.9%)		9,360
Net Assets (100.0%)		$320,572

(a)                                         Non-income producing security.

(b)                                         Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(c)                                          144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)                                         The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)                                          Rate shown is the yield to maturity at March 31, 2014.

(f)                                           Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(g)                                          The approximate fair value and percentage of net assets, $56,936,000 and 17.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                                 At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $302,343,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $8,869,000 of which approximately $10,007,000 related to appreciated securities and approximately $1,138,000 related to depreciated securities.

ADR                             American Depositary Receipt.

CDI                                 CHESS Depositary Interest.

CVA                             Certificaten Van Aandelen.

GDR                             Global Depositary Receipt.

OJSC                          Open Joint Stock Company.

REIT                          Real Estate Investment Trust.

SPDR                        Standard & Poor’s Depository Receipt.

Foreign Currency Forward Exchange Contracts:
The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)

JPMorgan Chase Bank NA	USD	40	$40	4/16/14	DKK	217	$40	$ (— @ )
Royal Bank of Scotland PLC	MXN	792	61	4/16/14	USD	60	60	(1)
Royal Bank of Scotland PLC	USD	783	783	4/16/14	MXN	10,226	782	(1)
UBS AG	MXN	2,507	192	4/16/14	USD	190	190	(2)
Bank of America NA	USD	463	463	4/17/14	BRL	1,103	484	21
Bank of America NA	USD	1,326	1,326	4/17/14	CHF	1,170	1,323	(3)
Bank of America NA	USD	367	367	4/17/14	CHF	321	363	(4)
Bank of America NA	USD	967	967	4/17/14	CHF	844	955	(12)
Bank of America NA	USD	2,059	2,059	4/17/14	EUR	1,488	2,050	(9)
Bank of America NA	USD	881	881	4/17/14	EUR	633	872	(9)
Bank of America NA	USD	1,362	1,362	4/17/14	EUR	978	1,347	(15)
Bank of America NA	USD	1,469	1,469	4/17/14	GBP	888	1,480	11
Bank of America NA	USD	861	861	4/17/14	GBP	520	866	5
Bank of America NA	USD	936	936	4/17/14	GBP	564	940	4
Bank of Montreal	TRY	1,805	839	4/17/14	USD	806	806	(33)
Barclays Bank PLC	EUR	1,586	2,184	4/17/14	USD	2,185	2,185	1
Barclays Bank PLC	EUR	2,419	3,332	4/17/14	USD	3,365	3,365	33
Barclays Bank PLC	KRW	6,989	7	4/17/14	USD	7	7	— @
Barclays Bank PLC	USD	347	347	4/17/14	INR	21,422	357	10
Barclays Bank PLC	USD	1,127	1,127	4/17/14	KRW	1,209,068	1,135	8
Citibank NA	IDR	452,560	40	4/17/14	USD	40	40	— @
Citibank NA	JPY	276,418	2,678	4/17/14	USD	2,700	2,700	22
Citibank NA	JPY	338,549	3,280	4/17/14	USD	3,340	3,340	60
Citibank NA	USD	335	335	4/17/14	EUR	241	332	(3)
Citibank NA	USD	319	319	4/17/14	GBP	193	321	2
Commonwealth Bank of Australia	AUD	10,429	9,662	4/17/14	USD	9,656	9,656	(6)
Commonwealth Bank of Australia	AUD	31,797	29,458	4/17/14	USD	28,982	28,982	(476)
Commonwealth Bank of Australia	EUR	848	1,168	4/17/14	USD	1,180	1,180	12

Commonwealth Bank of Australia	USD	3,975	3,975	4/17/14	AUD	4,302	3,986	11
Commonwealth Bank of Australia	USD	2,910	2,910	4/17/14	AUD	3,156	2,924	14
Deutsche Bank AG London	AUD	587	544	4/17/14	USD	530	530	(14)
Deutsche Bank AG London	AUD	3,304	3,061	4/17/14	USD	3,011	3,011	(50)
Deutsche Bank AG London	AUD	516	478	4/17/14	USD	470	470	(8)
Deutsche Bank AG London	EUR	1,397	1,925	4/17/14	USD	1,922	1,922	(3)
Deutsche Bank AG London	EUR	4,915	6,770	4/17/14	USD	6,758	6,758	(12)
Deutsche Bank AG London	EUR	240	331	4/17/14	USD	331	331	— @
Deutsche Bank AG London	EUR	1,963	2,705	4/17/14	USD	2,715	2,715	10
Deutsche Bank AG London	EUR	1,562	2,152	4/17/14	USD	2,156	2,156	4
Deutsche Bank AG London	EUR	786	1,082	4/17/14	USD	1,093	1,093	11
Deutsche Bank AG London	EUR	6,790	9,354	4/17/14	USD	9,447	9,447	93
Deutsche Bank AG London	JPY	746,622	7,234	4/17/14	USD	7,250	7,250	16
Deutsche Bank AG London	JPY	160,901	1,559	4/17/14	USD	1,571	1,571	12
Deutsche Bank AG London	JPY	645,903	6,259	4/17/14	USD	6,373	6,373	114
Deutsche Bank AG London	USD	789	789	4/17/14	CHF	698	789	(— @ )
Deutsche Bank AG London	USD	304	304	4/17/14	CHF	266	301	(3)
Deutsche Bank AG London	USD	428	428	4/17/14	EUR	312	429	1
Deutsche Bank AG London	USD	4,822	4,822	4/17/14	EUR	3,500	4,822	— @
Deutsche Bank AG London	USD	1,056	1,056	4/17/14	EUR	766	1,056	(— @ )
Deutsche Bank AG London	USD	2,173	2,173	4/17/14	EUR	1,572	2,165	(8)
Deutsche Bank AG London	USD	11,091	11,091	4/17/14	EUR	7,964	10,971	(120)
Deutsche Bank AG London	USD	796	796	4/17/14	GBP	482	804	8
Deutsche Bank AG London	USD	1,809	1,809	4/17/14	JPY	183,369	1,777	(32)
Goldman Sachs International	EUR	308	425	4/17/14	USD	426	426	1
Goldman Sachs International	EUR	33,050	45,529	4/17/14	USD	45,979	45,979	450
Goldman Sachs International	USD	2,330	2,330	4/17/14	CHF	2,037	2,304	(26)
Goldman Sachs International	USD	2,403	2,403	4/17/14	GBP	1,450	2,417	14
Goldman Sachs International	USD	384	384	4/17/14	HKD	2,982	384	— @

Goldman Sachs International	USD	343	343	4/17/14	HKD	2,663	343	— @
Goldman Sachs International	USD	177	177	4/17/14	SEK	1,125	173	(4)
JPMorgan Chase Bank NA	USD	441	441	4/17/14	TWD	13,425	441	(— @ )
JPMorgan Chase Bank NA	USD	303	303	4/17/14	TWD	9,200	302	(1)
JPMorgan Chase Bank NA	ZAR	2,330	221	4/17/14	USD	216	216	(5)
Royal Bank of Scotland PLC	JPY	1,778,643	17,232	4/17/14	USD	17,549	17,549	317
Royal Bank of Scotland PLC	USD	344	344	4/17/14	BRL	778	342	(2)
Royal Bank of Scotland PLC	USD	617	617	4/17/14	BRL	1,469	645	28
State Street Bank and Trust Co.	EUR	6,720	9,258	4/17/14	USD	9,351	9,351	93
State Street Bank and Trust Co.	SEK	2,882	445	4/17/14	USD	454	454	9
State Street Bank and Trust Co.	USD	4,957	4,957	4/17/14	CHF	4,333	4,902	(55)
State Street Bank and Trust Co.	USD	779	779	4/17/14	GBP	470	784	5
State Street Bank and Trust Co.	USD	231	231	4/17/14	HKD	1,792	231	— @
UBS AG	JPY	270,459	2,621	4/17/14	USD	2,669	2,669	48
UBS AG	USD	305	305	4/17/14	CHF	267	302	(3)
UBS AG	USD	532	532	4/17/14	GBP	319	532	(— @ )
UBS AG	USD	1,414	1,414	4/17/14	GBP	853	1,422	8
UBS AG	USD	770	770	4/17/14	HKD	5,976	771	1
UBS AG	USD	257	257	4/17/14	RUB	9,514	270	13
UBS AG	USD	957	957	4/17/14	SEK	6,068	938	(19)
UBS AG	USD	771	771	4/17/14	TRY	1,725	802	31
UBS AG	USD	629	629	4/17/14	ZAR	6,778	642	13
			$234,825				$235,400	$575

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)

Long:
Australian 10 yr. Bond (Australia)	41	$4,394	Jun-14	$25
CAC 40 Index (France)	2	121	Apr-14	3
Euro BTP Italian Government Bond (Germany)	20	3,353	Jun-14	35
Euro OAT (Germany)	24	4,506	Jun-14	49
Euro Stoxx 50 Index (Germany)	627	26,777	Jun-14	749
FTSE 100 Index (United Kingdom)	17	1,855	Jun-14	3
FTSE MIB Index (Italy)	24	3,538	Jun-14	182
IBEX 35 Index (Spain)	25	3,552	Apr-14	108

MSCI Emerging Market E Mini	22	1,085	Jun-14	23
NIKKEI 225 Index	150	10,765	Jun-14	87
S&P 500 E MINI Index	304	28,342	Jun-14	34
SPI 200 Index (Australia)	13	1,625	Jun-14	4
U.S. Treasury 10 yr. Note	352	43,472	Jun-14	(318)
UK Long Gilt Bond (United Kingdom)	24	4,382	Jun-14	11

Short:
Copper High Grade Index	64	(4,841)	May-14	171
German Euro Bund (Germany)	132	(26,073)	Jun-14	(118)
Hang Seng Index (Hong Kong)	209	(13,582)	Apr-14	(399)
TOPIX Index (Japan)	110	(12,821)	Jun-14	53
				$702

Total Return Swap Agreements:

The Portfolio had the following total return swap agreements open at March 31, 2014:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)

Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$856	3 Month USD LIBOR minus 0.33%	Pay	12/24/14	$(29)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	3,157	3 Month USD LIBOR minus 0.27%	Pay	12/24/14	(106)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	2,230	3 Month USD LIBOR minus 0.27%	Pay	12/24/14	(75)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	542	3 Month USD LIBOR minus 0.27%	Pay	12/24/14	(18)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	999	3 Month USD LIBOR minus 0.35%	Pay	12/24/14	(34)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	2,236	3 Month USD LIBOR minus 0.37%	Pay	12/24/14	(75)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	1,919	3 Month USD LIBOR minus 0.37%	Pay	12/24/14	(90)

Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	3,238	3 Month USD LIBOR minus 0.35%	Pay	12/24/14	(74)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	937	3 Month USD LIBOR minus 0.27%	Pay	12/24/14	(32)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	3,223	3 Month USD LIBOR minus 0.33%	Pay	12/24/14	(109)
Bank of America NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	692	3 Month USD LIBOR minus 0.35%	Pay	12/24/14	(23)
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	341	3 Month USD LIBOR minus 0.25%	Pay	1/21/15	1
Bank of America NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	360	3 Month USD LIBOR minus 0.25%	Pay	1/21/15	(7)
Barclays Bank PLC	Barclays Custom International Retail Basket	257	3 Month USD LIBOR minus 0.65%	Pay	10/21/14	(3)
Barclays Bank PLC	Barclays Custom International Retail Basket	1,801	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(25)
Barclays Bank PLC	Barclays Custom International Retail Basket	1,311	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(18)
Barclays Bank PLC	Barclays Custom International Retail Basket	636	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(30)
Barclays Bank PLC	Barclays Custom International Retail Basket	750	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(35)
Barclays Bank PLC	Barclays Custom International Retail Basket	1,140	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(59)
Barclays Bank PLC	Barclays Custom International Retail Basket	1,059	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(48)

Barclays Bank PLC	Barclays Custom International Retail Basket	1,806	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(68)
Barclays Bank PLC	Barclays Custom International Retail Basket	1,597	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(126)
Barclays Bank PLC	Barclays Custom International Retail Basket	654	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(42)
Barclays Bank PLC	Barclays Custom International Retail Basket	576	3 Month USD LIBOR minus 0.80%	Pay	10/23/14	(29)
Barclays Bank PLC	Barclays Custom International Retail Basket	197	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(3)
Barclays Bank PLC	Barclays Custom International Retail Basket	2,532	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(34)
Barclays Bank PLC	Barclays Custom International Retail Basket	405	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(5)
Barclays Bank PLC	Barclays Custom International Retail Basket	277	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(4)
Barclays Bank PLC	Barclays Custom International Retail Basket	572	3 Month USD LIBOR minus 0.65%	Pay	10/23/14	(12)
Barclays Bank PLC	Barclays Custom International Retail Basket	6,287	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	(145)
Barclays Bank PLC	Barclays Custom International Retail Basket	641	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	24
Barclays Bank PLC	Barclays Custom International Retail Basket	704	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	11
Barclays Bank PLC	Barclays Custom International Retail Basket	1,289	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	(7)
Barclays Bank PLC	Barclays Custom International Retail Basket	848	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	(18)
Barclays Bank PLC	Barclays Custom International Retail Basket	1,440	3 Month USD LIBOR minus 0.25%	Pay	2/4/15	(33)

Barclays Bank PLC	Barclays Custom International Retail Basket	1,143		3 Month USD LIBOR minus 0.25%	Pay	2/4/15	(25)
Deutsche Bank AG	MSCI China Banks Index	HKD	10,381	3 Month HKD HIBOR minus 0.35%	Pay	2/16/15	(81)
Deutsche Bank AG	MSCI China Banks Index	12,401		3 Month HKD HIBOR minus 0.35%	Pay	2/16/15	(186)
Deutsche Bank AG	MSCI China Banks Index	13,940		3 Month HKD HIBOR minus 0.35%	Pay	2/16/15	(80)
Deutsche Bank AG	MSCI China Banks Index	40,039		3 Month HKD HIBOR minus 0.35%	Pay	2/17/15	(174)
Deutsche Bank AG	MSCI China Banks Index	3,252		3 Month HKD HIBOR minus 0.25%	Pay	2/18/15	(7)
Deutsche Bank AG	MSCI Japan Retail Index	JPY	399,722	3 Month USD LIBOR minus 0.20%	Pay	3/2/15	98
Deutsche Bank AG	MSCI Japan Retail Index	403,188		3 Month USD LIBOR minus 0.20%	Pay	3/2/15	(32)
Deutsche Bank AG	MSCI Japan Retail Index	388,177		3 Month USD LIBOR minus 0.20%	Pay	3/2/15	1
Deutsche Bank AG	MSCI Japan Retail Index	91,975		3 Month USD LIBOR minus 0.30%	Pay	3/2/15	36
Deutsche Bank AG	MSCI Japan Retail Index	387,082		3 Month USD LIBOR minus 0.35%	Pay	3/2/15	(80)
Deutsche Bank AG	MSCI Japan Retail Index	86,168		3 Month USD LIBOR minus 0.35%	Pay	3/2/15	(6)
Deutsche Bank AG	MSCI Japan Retail Index	81,890		3 Month USD LIBOR minus 0.30%	Pay	3/2/15	(15)
Deutsche Bank AG	MSCI Japan Retail Index	93,381		3 Month USD LIBOR minus 0.35%	Pay	3/2/15	(46)
Deutsche Bank AG	MSCI Japan Retail Index	81,797		3 Month USD LIBOR minus 0.35%	Pay	3/2/15	(44)

Deutsche Bank AG	MSCI Japan Retail Index	81,826	3 Month USD LIBOR minus 0.30%	Pay	3/2/15	(38)
Deutsche Bank AG	MSCI Japan Retail Index	138,747	3 Month USD LIBOR minus 0.30%	Pay	3/2/15	(68)
Deutsche Bank AG	MSCI Japan Retail Index	138,873	3 Month USD LIBOR minus 0.35%	Pay	3/2/15	(53)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	$778	3 Month USD LIBOR minus 0.28%	Pay	8/20/14	(20)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	1,468	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(42)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	730	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(21)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	766	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(18)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	1,689	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	9
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	1,282	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	— @
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	2,157	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(23)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	2,784	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(79)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	430	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(12)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	481	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(14)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	484	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(14)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index	2,123	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(60)

Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index		2,071	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(53)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index		384	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(10)
Goldman Sachs International	Goldman Sachs Custom Mortgage REIT Index		248	3 Month USD LIBOR minus 0.28%	Pay	8/21/14	(7)
Goldman Sachs International	Goldman Sachs Custom Miners Index		417	3 Month USD LIBOR minus 0.51%	Pay	11/26/14	23
Goldman Sachs International	Goldman Sachs Custom Miners Index		500	3 Month USD LIBOR minus 0.51%	Pay	11/26/14	27
Goldman Sachs International	Goldman Sachs Custom Miners Index		410	3 Month USD LIBOR minus 0.89%	Pay	11/26/14	(22)
Goldman Sachs International	Goldman Sachs Custom Miners Index		419	3 Month USD LIBOR minus 0.51%	Pay	11/26/14	23
Goldman Sachs International	Goldman Sachs China Retail Custom Basket	HKD	6,707	3 Month HKD HIBOR minus 0.65%	Pay	12/12/14	(20)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket		11,229	3 Month HKD HIBOR minus 0.65%	Pay	12/12/14	(168)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket		19,910	3 Month HKD HIBOR minus 0.65%	Pay	12/12/14	(59)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket		2,726	3 Month HKD HIBOR minus 0.65%	Pay	12/15/14	(9)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket		3,148	3 Month HKD HIBOR minus 0.65%	Pay	12/15/14	(11)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket		6,963	3 Month HKD HIBOR minus 0.65%	Pay	12/15/14	(24)
Goldman Sachs International	Goldman Sachs China Retail Custom Basket		3,944	3 Month HKD HIBOR minus 0.65%	Pay	12/15/14	(13)
Goldman Sachs International	Goldman Sachs Custom Client Basket	$14,860		3 Month USD LIBOR minus 0.23%	Pay	3/25/15	(162)

Goldman Sachs International	Goldman Sachs Custom Client Basket		2,158	3 Month USD LIBOR minus 0.23%	Pay	3/25/15	(18)
JPMorgan Chase Bank	MSCI China Banks Index	HKD	5,347	3 Month HKD HIBOR minus 0.30%	Pay	11/26/14	(17)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	$371		3 Month USD LIBOR minus 0.39%	Pay	8/16/14	5
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		3,266	3 Month USD LIBOR minus 0.22%	Pay	8/16/14	(171)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		303	3 Month USD LIBOR minus 0.22%	Pay	8/18/14	(16)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		1,044	3 Month USD LIBOR minus 0.22%	Pay	8/18/14	(55)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		694	3 Month USD LIBOR minus 0.22%	Pay	8/18/14	(36)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		449	3 Month USD LIBOR minus 0.22%	Pay	8/18/14	(24)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index		996	3 Month USD LIBOR minus 0.22%	Pay	8/18/14	(52)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Household & Personal Products Index		435	3 Month USD LIBOR minus 0.39%	Pay	8/18/14	6
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Household & Personal Products Index		324	3 Month USD LIBOR minus 0.39%	Pay	8/18/14	4
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Household & Personal Products Index		315	3 Month USD LIBOR minus 0.39%	Pay	8/18/14	4

JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	198		3 Month USD LIBOR minus 0.39%	Pay	8/18/14	3
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	163		3 Month USD LIBOR minus 0.39%	Pay	8/18/14	2
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Food Beverage & Tobacco Index	484		3 Month USD LIBOR minus 0.22%	Pay	8/19/14	(25)
JPMorgan Chase Bank NA	MSCI Daily Total Return Europe Net Household & Personal Products Index	113		3 Month USD LIBOR minus 0.39%	Pay	8/19/14	1
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	548		3 Month USD LIBOR minus 0.28%	Pay	11/26/14	(14)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	458		3 Month USD LIBOR minus 0.28%	Pay	11/26/14	(11)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	539		3 Month USD LIBOR minus 0.28%	Pay	11/26/14	(5)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	200		3 Month USD LIBOR minus 0.28%	Pay	11/26/14	(7)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	340		3 Month USD LIBOR minus 0.48%	Pay	11/26/14	(6)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	293		3 Month USD LIBOR minus 0.28%	Pay	11/26/14	(7)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	336		3 Month USD LIBOR minus 0.28%	Pay	11/26/14	(8)
JPMorgan Chase Bank NA	JPMorgan Chase Custom Machinery Index	179		3 Month USD LIBOR minus 0.28%	Pay	11/26/14	(5)
JPMorgan Chase Bank NA	MSCI China Banks Index	HKD	2,747	3 Month HKD HIBOR minus 0.25%	Pay	11/26/14	(9)
JPMorgan Chase Bank NA	MSCI China Banks Index	16,098		3 Month HKD HIBOR minus 0.30%	Pay	11/26/14	(53)

JPMorgan Chase Bank NA	MSCI China Banks Index	4,373	3 Month HKD HIBOR minus 0.25%	Pay	11/26/14	(14)
JPMorgan Chase Bank NA	MSCI China Banks Index	6,892	3 Month HKD HIBOR minus 0.25%	Pay	11/26/14	(22)
						$(3,509)

Credit Default Swap Agreements:

The Portfolio had the following credit default swap agreements open at March 31, 2014:

Swap Counterparty and Reference Obligation	Buy/Sell Protection	Notional Amount (000)	Pay/Receive Fixed Rate	Termination Date	Upfront Payment Paid (Received) (000)	Unrealized Depreciation (000)	Value (000)	Credit Rating of Reference Obligation†
Bank of America NA People’s Republic of China	Buy	$880	1.00%	3/20/19	$(4)	$(2)	$(6)	AA-
Bank of America NA Australian Government	Buy	895	1.00	3/20/19	(23)	(2)	(25)	NR
Bank of America NA People’s Republic of China	Buy	895	1.00	3/20/19	(3)	(3)	(6)	AA-
Bank of America NA People’s Republic of China	Buy	276	1.00	3/20/19	(1)	(1)	(2)	AA-
Bank of America NA People’s Republic of China	Buy	276	1.00	3/20/19	(1)	(1)	(2)	AA-
Bank of America NA Australian Government	Buy	1,380	1.00	3/20/19	(36)	(4)	(40)	NR
Bank of America NA Australian Government	Buy	602	1.00	3/20/19	(15)	(2)	(17)	NR
Bank of America NA People’s Republic of China	Buy	602	1.00	3/20/19	(2)	(2)	(4)	AA-
Barclays Bank PLC People’s Republic of China	Buy	284	1.00	3/20/19	(1)	(1)	(2)	AA-
Barclays Bank PLC People’s Republic of China	Buy	568	1.00	3/20/19	(2)	(2)	(4)	AA-
Barclays Bank PLC People’s Republic of China	Buy	426	1.00	3/20/19	(2)	(1)	(3)	AA-
Barclays Bank PLC People’s Republic of China	Buy	568	1.00	3/20/19	(2)	(1)	(3)	AA-
Barclays Bank PLC People’s Republic of China	Buy	1,033	1.00	3/20/19	(3)	(4)	(7)	AA-
Deutsche Bank AG Australian Government	Buy	854	1.00	3/20/19	(23)	(2)	(25)	NR
Deutsche Bank AG People’s Republic of China	Buy	854	1.00	3/20/19	(3)	(2)	(5)	AA-
Deutsche Bank AG People’s Republic of China	Buy	1,136	1.00	3/20/19	(5)	(3)	(8)	AA-
Deutsche Bank AG Australian Government	Buy	852	1.00	3/20/19	(22)	(2)	(24)	NR
Deutsche Bank AG People’s Republic of China	Buy	284	1.00	3/20/19	(1)	(1)	(2)	AA-
Deutsche Bank AG Australian Government	Buy	568	1.00	3/20/19	(15)	(1)	(16)	NR
Deutsche Bank AG Australian Government	Buy	932	1.00	3/20/19	(24)	(3)	(27)	NR

Goldman Sachs International Australian Government	Buy	569		1.00	3/20/19	(15)	(1)	(16)	NR
JPMorgan Chase Bank NA Standard Chartered Bank	Buy	EUR	405	1.00	3/20/19	6	(2)	4	NR
JPMorgan Chase Bank NA Standard Chartered Bank	Buy	270		1.00	3/20/19	4	(1)	3	NR
JPMorgan Chase Bank NA Standard Chartered Bank	Buy	295		1.00	3/20/19	4	(1)	3	NR
JPMorgan Chase Bank NA Standard Chartered Bank	Buy	1,030		1.00	3/20/19	16	(6)	10	NR
JPMorgan Chase Bank NA People’s Republic of China	Buy		$829	1.00	3/20/19	(3)	(2)	(5)	AA-
JPMorgan Chase Bank NA Australian Government	Buy	824		1.00	3/20/19	(22)	(2)	(24)	NR
JPMorgan Chase Bank NA HSBC Bank PLC	Buy	EUR	1,345	1.00	3/20/19	(19)	(12)	(31)	AA-
JPMorgan Chase Bank NA HSBC Bank PLC	Buy	4,030		1.00	3/20/19	(60)	(33)	(93)	AA-
JPMorgan Chase Bank NA Australian Government	Buy		$829	1.00	3/20/19	(21)	(2)	(23)	NR
JPMorgan Chase Bank NA People’s Republic of China	Buy	602		1.00	3/20/19	(2)	(2)	(4)	AA-
JPMorgan Chase Bank NA Australian Government	Buy	602		1.00	3/20/19	(15)	(2)	(17)	NR
JPMorgan Chase Bank NA HSBC Bank PLC	Buy	EUR	320	1.00	3/20/19	(5)	(3)	(8)	AA-
JPMorgan Chase Bank NA Standard Chartered Bank	Buy	945		1.00	3/20/19	14	(4)	10	NR
JPMorgan Chase Bank NA People’s Republic of China	Buy	$351		1.00	3/20/19	(1)	(1)	(2)	AA-
JPMorgan Chase Bank NA People’s Republic of China	Buy	276		1.00	3/20/19	(1)	(1)	(2)	AA-
		$27,686				$(308)	$(115)	$(423)

@		Value is less than $500.
†		Credit Rating as issued by Standard & Poor’s.
HIBOR		Hong Kong Interbank Offered Rate.
LIBOR		London Interbank Offered Rate.
OAT		Obligations Assimilables du Trésor (French Treasury Obligation).
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
RUB	—	Russian Ruble
SEK	—	Swedish Krona
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Morgan Stanley Institutional Fund, Inc.

Total Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Investment Companies (97.6%)
Emerging Markets Debt (48.4%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Domestic Debt Portfolio - Class I (a)	47,203	$511
Morgan Stanley Institutional Fund, Inc. - Emerging Markets External Debt Portfolio - Class I (a)	52,294	507
		1,018
Emerging Markets Equity (49.2%)
Morgan Stanley Institutional Fund, Inc. - Emerging Markets Portfolio - Class I (a)	42,167	1,034
Total Investment Companies (Cost $1,999)		2,052
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $11)	10,792	11
Total Investments (98.1%) (Cost $2,010) +		2,063
Other Assets in Excess of Liabilities (1.9%)		39
Net Assets (100.0%)		$2,102

(a)                                 For the three months ended March 31, 2014, the cost of purchases and the proceeds from affiliated registered investment companies were as follows:

Morgan Stanley Institutional Fund, Inc.	Value December 31, 2013 (000)	Purchases at Cost (000)	Sales (000)	Realized Gain (Loss) (000)	Dividend Income (000)	Value March 31, 2014 (000)
Emerging Markets	$1,024	$24	$10	$1	$—	$1,034
Emerging Markets Domestic Debt	490	27	10	(2)	—	511
Emerging Markets External Debt	511	—	20	(2)	—	507

(b)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $2,010,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $53,000 of which approximately $99,000 related to appreciated securities and approximately $46,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (84.8%)
Australia (5.0%)
AGL Energy Ltd. (a)	9,934	$140
ALS Ltd. (a)	5,808	40
Amcor Ltd.	26,121	252
AMP Ltd.	53,504	247
APA Group (a)	13,506	81
Asciano Ltd.	17,074	82
Aurizon Holding Ltd.	29,706	142
Australia & New Zealand Banking Group Ltd.	50,232	1,544
BHP Billiton Ltd.	77,947	2,639
Brambles Ltd.	27,666	238
Coca-Cola Amatil Ltd. (a)	14,191	145
Cochlear Ltd. (a)	994	53
Commonwealth Bank of Australia	26,567	1,912
Crown Resorts Ltd.	7,124	110
CSL Ltd.	8,961	578
Echo Entertainment Group Ltd. (a)	12,876	29
Fortescue Metals Group Ltd. (a)	25,733	126
Goodman Group REIT	33,318	146
Harvey Norman Holdings Ltd. (a)	12,522	38
Iluka Resources Ltd. (a)	9,610	88
Incitec Pivot Ltd.	34,285	94
Insurance Australia Group Ltd. (a)	38,689	200
Leighton Holdings Ltd. (a)	2,408	47
Lend Lease Group REIT	6,276	69
Macquarie Group Ltd.	5,045	272
National Australia Bank Ltd.	38,296	1,262
Orica Ltd. (a)	7,627	155
Origin Energy Ltd.	19,437	258
QBE Insurance Group Ltd. (a)	17,817	212
Rio Tinto Ltd.	10,503	621
Santos Ltd.	16,743	210
Sonic Healthcare Ltd.	7,910	127
Stockland REIT	99,951	348
Suncorp Group Ltd.	21,524	257
Sydney Airport	5,346	21
TABCORP Holdings Ltd. (a)	12,479	40
Tatts Group Ltd.	23,964	64
Telstra Corp., Ltd.	71,186	336
Toll Holdings Ltd.	11,948	58
Transurban Group	23,148	156
Wesfarmers Ltd.	22,358	855
Westfield Group REIT	44,725	425
Westfield Retail Trust REIT	75,859	210
Westpac Banking Corp.	48,249	1,547
Woodside Petroleum Ltd.	11,156	404
Woolworths Ltd.	27,368	907
WorleyParsons Ltd.	3,910	55
		17,840
Austria (0.2%)
Erste Group Bank AG	7,424	254
OMV AG	2,844	129
Telekom Austria AG	11,394	113
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,721	85

Voestalpine AG	2,663	118
		699
Belgium (1.1%)
Ageas	2,453	109
Anheuser-Busch InBev N.V.	15,164	1,594
Anheuser-Busch InBev N.V. VVPR (b)(c)	20,526	—	@
Belgacom SA (a)	360	11
Groupe Bruxelles Lambert SA	5,717	571
KBC Groep N.V.	2,571	159
Solvay SA, Class A	2,940	462
Telenet Group Holding N.V.	1,608	99
UCB SA	5,358	430
Umicore SA (a)	6,321	323
		3,758
Brazil (0.0%)
Cia Energetica de Minas Gerais (Preference)	1	—	@
China (0.0%)
Wynn Macau Ltd. (a)(d)	4,000	17
Denmark (1.3%)
AP Moeller - Maersk A/S Series B	33	397
DSV A/S	4,873	157
Novo Nordisk A/S	70,300	3,207
Novozymes A/S Series B	11,271	496
TDC A/S	22,353	207
		4,464
Finland (1.0%)
Elisa Oyj (a)	3,914	113
Kone Oyj, Class B (a)	10,649	447
Metso Oyj (a)	4,926	161
Neste Oil Oyj (a)	3,843	78
Nokia Oyj (b)	98,571	726
Sampo, Class A	16,468	856
Stora Enso Oyj, Class R	26,594	285
UPM-Kymmene Oyj	22,910	392
Valmet Corp. (a)	6,057	65
Wartsila Oyj	6,545	357
		3,480
France (9.0%)
Accor SA	3,240	166
Air Liquide SA	4,389	595
Airbus Group N.V.	14,861	1,066
Alstom SA	8,020	219
AtoS	5,809	526
AXA SA	55,971	1,457
BNP Paribas SA	36,918	2,854
Bouygues SA	10,604	443
Cap Gemini SA	9,070	688
Carrefour SA	15,805	613
Casino Guichard Perrachon SA	1,873	223
CGG SA (a)(b)	3,491	56
Christian Dior SA	1,002	193
Cie de St-Gobain	16,208	981
Cie Generale des Etablissements Michelin Series B	5,787	725

CNP Assurances	4,631	98
Credit Agricole SA (b)	16,790	265
Danone SA	10,708	757
Dassault Systemes	1,085	127
Edenred	4,583	144
Electricite de France SA	8,650	343
Essilor International SA	4,246	429
Eurazeo SA	723	65
Fonciere Des Regions REIT	497	46
GDF Suez	47,883	1,312
Gecina SA REIT	399	53
ICADE REIT	415	41
Iliad SA	1,129	326
Imerys SA	549	49
Kering	989	202
Klepierre REIT	1,710	77
L’Oreal SA	911	150
Lafarge SA	4,640	364
Lagardere SCA	2,911	116
Legrand SA	9,122	567
LVMH Moet Hennessy Louis Vuitton SA	3,984	725
Natixis	19,308	142
Orange SA	14,743	218
Pernod Ricard SA	525	61
Publicis Groupe SA	4,651	421
Remy Cointreau SA (a)	488	39
Renault SA	7,918	771
Safran SA	9,025	626
Sanofi	37,071	3,874
Schneider Electric SA	19,527	1,736
SCOR SE	3,558	125
Societe BIC SA	771	101
Societe Generale SA	25,324	1,563
Sodexo	1,604	168
STMicroelectronics N.V. (a)	10,970	102
Suez Environnement Co.	10,028	204
Technip SA	2,234	231
Total SA	33,285	2,186
Unibail-Rodamco SE REIT	1,725	449
Veolia Environnement SA	12,908	256
Vinci SA	21,239	1,583
Vivendi SA	9,298	259
		32,176
Germany (8.8%)
Adidas AG	3,163	343
Allianz SE (Registered)	12,904	2,181
Axel Springer SE	959	61
BASF SE	20,712	2,302
Bayer AG (Registered)	18,747	2,535
Bayerische Motoren Werke AG	8,790	1,110
Beiersdorf AG	1,816	177
Brenntag AG	1,628	302
Celesio AG (b)	3,780	129
Commerzbank AG (b)	66,680	1,227
Continental AG	1,177	282
Daimler AG (Registered)	24,424	2,308
Deutsche Bank AG (Registered)	35,686	1,596
Deutsche Boerse AG	1,933	154
Deutsche Lufthansa AG (Registered) (b)	11,988	314

Deutsche Post AG (Registered)	17,920	666
Deutsche Telekom AG (Registered)	101,756	1,646
E.ON SE	56,658	1,108
Fraport AG Frankfurt Airport Services Worldwide (a)	526	39
Fresenius Medical Care AG & Co., KGaA	7,697	537
GEA Group AG	6,748	308
Henkel AG & Co., KGaA (Preference)	2,716	292
Lanxess AG	1,772	134
Linde AG	2,725	546
Merck KGaA	1,407	237
Metro AG	12,484	510
Muenchener Rueckversicherungs AG (Registered)	7,526	1,644
Osram Licht AG (b)	2,228	145
Porsche Automobil Holding SE (Preference)	4,150	426
ProSiebenSat.1 Media AG (Registered)	10,028	460
RWE AG	15,180	616
SAP AG	26,869	2,175
Siemens AG (Registered)	22,290	3,000
Telefonica Deutschland Holding AG	7,834	62
ThyssenKrupp AG (b)	7,316	196
United Internet AG (Registered)	2,797	131
Volkswagen AG	2,854	723
Volkswagen AG (Preference)	2,723	706
		31,328
Hong Kong (0.6%)
AIA Group Ltd.	32,000	152
Bank of East Asia Ltd. (a)	3,800	15
BOC Hong Kong Holdings Ltd. (a)	10,000	29
Cheung Kong Holdings Ltd.	21,000	349
Cheung Kong Infrastructure Holdings Ltd.	2,000	13
CLP Holdings Ltd.	5,500	42
First Pacific Co., Ltd. (a)	8,000	8
Hang Lung Properties Ltd. (a)	34,000	98
Hang Seng Bank Ltd. (a)	2,300	37
Henderson Land Development Co., Ltd. (a)	17,000	99
Hong Kong & China Gas Co., Ltd.	17,000	37
Hong Kong Exchanges and Clearing Ltd. (a)	3,100	47
Hutchison Whampoa Ltd. (a)	6,000	80
Hysan Development Co., Ltd.	11,000	48
Link REIT (The) (a)	34,000	167
MGM China Holdings Ltd.	2,800	10
MTR Corp., Ltd.	5,500	20
New World Development Co., Ltd.	60,720	61
Power Assets Holdings Ltd.	4,000	35
Sands China Ltd.	6,400	48
Sino Land Co., Ltd. (a)	47,632	70
SJM Holdings Ltd.	5,000	14
Sun Hung Kai Properties Ltd.	24,577	301
Swire Pacific Ltd., Class A	11,000	128
Swire Properties Ltd.	19,000	54
Wharf Holdings Ltd. (a)	23,000	147
Wheelock & Co., Ltd.	14,000	55
		2,164
Indonesia (0.0%)
Golden Agri-Resources Ltd.	7,315	3
Ireland (0.5%)
Bank of Ireland (b)	1,243,749	529

CRH PLC	28,233	787
Kerry Group PLC, Class A	3,163	241
Ryanair Holdings PLC ADR (a)(b)	1,000	59
		1,616
Italy (0.9%)
Assicurazioni Generali SpA	36,566	816
Fiat SpA (b)	10,628	124
Intesa Sanpaolo SpA	388,635	1,320
Luxottica Group SpA	2,825	163
Telecom Italia SpA	165,752	155
UniCredit SpA	71,406	654
Unione di Banche Italiane SCPA	10,328	97
		3,329
Japan (19.4%)
Aeon Co., Ltd.	17,700	199
Aeon Mall Co., Ltd.	3,100	80
Ajinomoto Co., Inc. (a)	22,000	315
Asahi Glass Co., Ltd.	37,300	216
Asahi Group Holdings Ltd.	11,900	334
Asahi Kasei Corp.	37,000	251
Astellas Pharma, Inc.	77,500	918
Bank of Yokohama Ltd. (The)	64,000	319
Benesse Holdings, Inc.	2,754	105
Bridgestone Corp.	30,300	1,073
Canon, Inc.	12,804	396
Central Japan Railway Co.	4,792	561
Chiba Bank Ltd. (The)	26,000	160
Chubu Electric Power Co., Inc. (b)	22,300	262
Chugai Pharmaceutical Co., Ltd.	7,500	191
Credit Saison Co., Ltd.	4,800	95
Dai Nippon Printing Co., Ltd.	17,100	164
Daido Steel Co., Ltd. (a)	4,000	20
Daiichi Sankyo Co., Ltd.	22,300	375
Daikin Industries Ltd. (a)	5,500	308
Daito Trust Construction Co., Ltd.	2,856	264
Daiwa House Industry Co., Ltd.	16,600	281
Daiwa Securities Group, Inc.	87,000	756
Denso Corp.	21,650	1,036
East Japan Railway Co.	11,900	876
Eisai Co., Ltd. (a)	7,100	276
FANUC Corp.	5,750	1,012
Fast Retailing Co., Ltd. (a)	3,300	1,195
FUJIFILM Holdings Corp.	17,600	472
Fujitsu Ltd.	68,200	412
Fukuoka Financial Group, Inc.	38,000	156
Hankyu Hanshin Holdings, Inc.	29,000	158
Hirose Electric Co., Ltd.	1,200	165
Hisamitsu Pharmaceutical Co., Inc.	2,100	95
Hitachi Ltd.	123,000	906
Hitachi Metals Ltd.	4,000	57
Honda Motor Co., Ltd.	51,513	1,811
Hoya Corp.	15,300	478
IHI Corp.	39,530	166
Inpex Corp.	11,700	151
ITOCHU Corp.	47,651	556
Japan Real Estate Investment Corp. REIT	31	155
Japan Retail Fund Investment Corp. REIT	54	106
Japan Tobacco, Inc. (a)	28,500	894

JFE Holdings, Inc.	18,600	350
JGC Corp.	9,546	332
Joyo Bank Ltd. (The)	45,000	224
JSR Corp. (a)	4,908	91
JX Holdings, Inc.	125,046	601
Kajima Corp. (a)	15,000	52
Kansai Electric Power Co., Inc. (The) (b)	32,000	328
Kao Corp.	16,100	570
Kawasaki Heavy Industries Ltd. (a)	37,500	138
Keikyu Corp. (a)	13,000	109
Keio Corp.	11,000	77
Keyence Corp.	1,257	517
Kintetsu Corp. (a)	54,750	195
Kirin Holdings Co., Ltd.	25,000	347
Kobe Steel Ltd.	40,000	53
Komatsu Ltd.	32,000	662
Konica Minolta, Inc.	17,530	163
Kubota Corp.	45,000	601
Kuraray Co., Ltd.	10,456	119
Kurita Water Industries Ltd. (a)	1,200	26
Kyocera Corp.	12,100	545
Kyushu Electric Power Co., Inc. (a)(b)	14,300	175
Lawson, Inc. (a)	2,700	191
LIXIL Group Corp.	7,362	203
Marubeni Corp.	46,550	312
Maruichi Steel Tube Ltd.	800	21
Mitsubishi Chemical Holdings Corp. (a)	42,300	176
Mitsubishi Corp.	42,800	794
Mitsubishi Electric Corp.	54,352	610
Mitsubishi Estate Co., Ltd.	37,000	880
Mitsubishi Heavy Industries Ltd.	105,550	614
Mitsubishi Materials Corp. (a)	65,000	186
Mitsubishi Tanabe Pharma Corp.	7,800	109
Mitsubishi UFJ Financial Group, Inc. (e)	207,606	1,139
Mitsui & Co., Ltd.	52,100	735
Mitsui Fudosan Co., Ltd.	28,900	880
Mitsui OSK Lines Ltd.	11,000	43
Mizuho Financial Group, Inc. (a)	818,700	1,615
MS&AD Insurance Group Holdings	16,460	376
Murata Manufacturing Co., Ltd.	7,400	696
NEC Corp.	88,900	273
NGK Insulators Ltd.	12,660	263
NGK Spark Plug Co., Ltd.	9,059	203
Nidec Corp. (a)	6,808	413
Nikon Corp. (a)	17,700	284
Nintendo Co., Ltd. (a)	3,308	394
Nippon Building Fund, Inc. REIT	38	198
Nippon Express Co., Ltd.	31,300	153
Nippon Steel Sumitomo Metal Corp.	324,108	884
Nippon Telegraph & Telephone Corp.	11,200	609
Nippon Yusen KK (a)	41,015	120
Nissan Motor Co., Ltd. (a)	76,505	681
Nitto Denko Corp.	6,200	299
NKSJ Holdings, Inc.	10,100	259
Nomura Holdings, Inc.	100,650	644
NSK Ltd.	4,553	47
NTT Data Corp.	6,000	233
NTT DoCoMo, Inc.	15,800	249
Obayashi Corp. (a)	15,571	88
OJI Holdings Corp.	10,000	45
Omron Corp.	8,904	366

Ono Pharmaceutical Co., Ltd. (a)	2,700	235
Oriental Land Co., Ltd. (a)	2,450	372
ORIX Corp.	25,260	355
Osaka Gas Co., Ltd.	81,600	309
Otsuka Holdings Co., Ltd.	8,000	239
Resona Holdings, Inc.	19,100	92
Rohm Co., Ltd.	5,805	259
Santen Pharmaceutical Co., Ltd.	2,700	120
Secom Co., Ltd.	6,685	385
Sekisui Chemical Co., Ltd.	29,072	302
Sekisui House Ltd.	59,446	737
Seven & I Holdings Co., Ltd.	20,400	778
Shimamura Co., Ltd.	300	26
Shimano, Inc.	6,050	607
Shimizu Corp. (a)	12,000	62
Shin-Etsu Chemical Co., Ltd.	11,593	662
Shionogi & Co., Ltd.	9,900	183
Shiseido Co., Ltd.	11,600	204
Shizuoka Bank Ltd. (The)	24,000	234
Showa Denko KK	9,000	13
SMC Corp.	1,805	475
Softbank Corp.	39,700	2,994
Sony Corp. (a)	40,193	766
Sumitomo Chemical Co., Ltd.	41,600	153
Sumitomo Corp. (a)	31,300	398
Sumitomo Electric Industries Ltd.	20,000	297
Sumitomo Metal Mining Co., Ltd.	35,300	442
Sumitomo Mitsui Financial Group, Inc.	40,400	1,722
Sumitomo Mitsui Trust Holdings, Inc.	222,167	1,002
Sumitomo Realty & Development Co., Ltd.	13,500	528
T&D Holdings, Inc.	18,900	224
Taiheiyo Cement Corp. (a)	6,000	22
Taisei Corp.	25,000	111
Takeda Pharmaceutical Co., Ltd.	25,700	1,217
TDK Corp.	4,652	194
Teijin Ltd.	7,608	19
Terumo Corp.	16,100	351
THK Co., Ltd.	4,500	101
Tobu Railway Co., Ltd. (a)	30,900	149
Tohoku Electric Power Co., Inc.	21,000	216
Tokio Marine Holdings, Inc.	30,820	924
Tokyo Electron Ltd.	8,700	534
Tokyo Gas Co., Ltd.	92,600	469
Tokyu Corp.	36,400	224
Tokyu Fudosan Holdings Corp.	19,000	141
Toppan Printing Co., Ltd. (a)	17,600	126
Toray Industries, Inc. (a)	35,100	232
Toshiba Corp.	109,026	461
Toyo Suisan Kaisha Ltd.	3,000	100
Toyota Industries Corp.	3,550	170
Toyota Motor Corp.	92,355	5,198
Trend Micro, Inc.	4,700	145
Unicharm Corp. (a)	8,700	466
West Japan Railway Co.	2,042	83
Yahoo! Japan Corp.	72,400	354
Yakult Honsha Co., Ltd. (a)	2,700	135
Yamada Denki Co., Ltd. (a)	43,700	145
Yamato Holdings Co., Ltd.	9,735	210
Yamato Kogyo Co., Ltd.	700	22

Yaskawa Electric Corp.	9,000	124
		69,154
Macau (0.0%)
Galaxy Entertainment Group Ltd. (b)(d)	6,000	52
Malta (0.0%)
BGP Holdings PLC (b)(c)(f)	72,261	—
Netherlands (3.4%)
Aegon N.V.	58,068	534
Akzo Nobel N.V.	10,223	838
ArcelorMittal	27,242	441
ASML Holding N.V.	20,657	1,912
CNH Industrial N.V. (b)	105,770	1,219
Corio N.V. REIT	1,621	74
Fugro N.V. CVA (a)	1,486	91
Gemalto N.V. (a)	1,538	179
Heineken N.V.	5,018	350
ING Groep N.V. CVA (b)	138,104	1,963
Koninklijke Ahold N.V.	22,982	462
Koninklijke Boskalis Westminster N.V.	159	9
Koninklijke DSM N.V.	4,004	275
Koninklijke KPN N.V. (b)	87,537	310
Koninklijke Philips N.V.	20,313	715
Randstad Holding N.V.	287	17
Reed Elsevier N.V.	25,007	541
TNT Express N.V.	22,240	219
Unilever N.V. CVA	32,772	1,348
Wolters Kluwer N.V.	16,992	480
Ziggo N.V.	6,240	277
		12,254
Norway (0.9%)
Aker Solutions ASA	4,669	73
DnB ASA	55,750	970
Norsk Hydro ASA	55,378	276
Orkla ASA (a)	24,493	209
Statoil ASA	38,093	1,076
Subsea 7 SA	7,904	147
Telenor ASA	20,252	449
		3,200
Poland (0.6%)
Bank Pekao SA	4,041	262
Bank Zachodni WBK SA	909	124
Cyfrowy Polsat SA (b)	4,073	29
Eurocash SA	3,129	41
Jeronimo Martins SGPS SA (a)	19,787	332
KGHM Polska Miedz SA	4,398	159
mBank	600	107
Orange Polska SA	21,957	75
PGE SA	24,965	156
Polski Koncern Naftowy Orlen SA	10,732	153
Polskie Gornictwo Naftowe i Gazownictwo SA	58,722	86
Powszechna Kasa Oszczednosci Bank Polski SA	27,182	381
Powszechny Zaklad Ubezpieczen SA	1,801	256

Tauron Polska Energia SA	45,020	78
		2,239
Portugal (0.1%)
Galp Energia SGPS SA	10,503	181
Portugal Telecom SGPS SA (Registered)	17,339	74
		255
Singapore (0.1%)
Ascendas Real Estate Investment Trust REIT	3,000	5
CapitaLand Ltd.	5,000	12
CapitaMall Trust REIT	4,218	6
City Developments Ltd. (a)	1,203	10
ComfortDelGro Corp., Ltd.	3,627	6
DBS Group Holdings Ltd.	4,091	53
Genting Singapore PLC	14,000	15
Jardine Cycle & Carriage Ltd.	65	2
Keppel Corp., Ltd.	3,200	28
Noble Group Ltd.	5,350	5
Oversea-Chinese Banking Corp., Ltd.	7,851	60
SembCorp Industries Ltd.	1,694	7
SembCorp Marine Ltd. (a)	1,400	4
Singapore Airlines Ltd. (a)	1,286	11
Singapore Exchange Ltd.	1,071	6
Singapore Press Holdings Ltd. (a)	4,433	15
Singapore Technologies Engineering Ltd.	3,000	9
Singapore Telecommunications Ltd.	15,745	46
United Overseas Bank Ltd.	3,956	68
Wilmar International Ltd.	2,000	5
		373
South Africa (0.2%)
SABMiller PLC	17,733	886
Spain (1.4%)
Abertis Infraestructuras SA	2,402	55
ACS Actividades de Construccion y Servicios SA (a)	1,683	66
Amadeus IT Holding SA, Class A	4,421	184
Banco Bilbao Vizcaya Argentaria SA	80,111	964
Banco de Sabadell SA	66,215	205
Banco Popular Espanol SA	24,274	184
Banco Santander SA	150,054	1,433
Bankia SA (b)	77,718	164
CaixaBank SA	32,976	212
Distribuidora Internacional de Alimentacion SA	7,104	65
Ferrovial SA	4,542	99
Grifols SA	2,242	123
Inditex SA	2,535	381
International Consolidated Airlines Group SA (b)	58,446	407
Mapfre SA	8,946	38
Repsol SA	9,137	233
Telefonica SA	9,879	156
Zardoya Otis SA (a)	1,810	31
		5,000
Sweden (2.7%)
Assa Abloy AB, Class B	11,988	640
Electrolux AB, Class B (a)	3,993	87
Elekta AB, Class B (a)	12,291	164

Getinge AB, Class B (a)	11,343	320
Hennes & Mauritz AB, Class B	31,428	1,339
Investor AB, Class B	24,099	873
Lundin Petroleum AB (b)	5,178	107
Nordea Bank AB	93,722	1,331
Scania AB, Class B	12,076	355
Securitas AB, Class B	3,121	36
Skanska AB, Class B (a)	16,984	401
Svenska Cellulosa AB SCA, Class B	21,256	626
Svenska Handelsbanken AB, Class A (a)	21,875	1,099
Swedish Match AB	6,195	202
Tele2 AB, Class B	771	10
Telefonaktiebolaget LM Ericsson, Class B	93,581	1,247
TeliaSonera AB	33,660	254
Volvo AB, Class B	44,734	710
		9,801
Switzerland (10.1%)
ABB Ltd. (Registered) (b)	77,061	1,995
Adecco SA (Registered) (b)	259	22
Baloise Holding AG (Registered)	2,383	300
Cie Financiere Richemont SA (Registered)	9,038	865
Credit Suisse Group AG (Registered) (b)	58,166	1,884
Geberit AG (Registered)	1,640	538
Givaudan SA (Registered) (b)	245	379
Holcim Ltd. (Registered) (b)	7,543	626
Julius Baer Group Ltd. (a)(b)	7,840	348
Lonza Group AG (Registered) (b)	1,490	152
Nestle SA (Registered)	74,727	5,631
Novartis AG (Registered)	80,995	6,879
Pargesa Holding SA	277	24
Partners Group Holding AG	467	131
Roche Holding AG (Genusschein)	23,036	6,924
Schindler Holding AG	2,024	299
SGS SA (Registered)	25	62
Sonova Holding AG (Registered) (b)	1,317	193
Swatch Group AG (The)	580	365
Swiss Life Holding AG (Registered) (b)	1,050	258
Swiss Prime Site AG (Registered) (b)	1,470	125
Swiss Re AG (b)	14,041	1,303
Swisscom AG (Registered)	978	601
Syngenta AG (Registered)	1,817	689
UBS AG (Registered) (b)	164,265	3,391
Zurich Insurance Group AG (b)	6,287	1,932
		35,916
United Kingdom (17.5%)
3i Group PLC	25,599	170
Aberdeen Asset Management PLC	35,322	230
Admiral Group PLC	4,586	109
AMEC PLC	9,464	177
Anglo American PLC	40,126	1,023
ARM Holdings PLC	73,050	1,232
AstraZeneca PLC	36,710	2,379
Aviva PLC	113,131	901
BAE Systems PLC	96,007	667
Barclays PLC	579,517	2,261
BG Group PLC	90,963	1,697
BHP Billiton PLC	53,670	1,657
BP PLC	311,892	2,498

British American Tobacco PLC	29,932	1,666
British Land Co., PLC REIT	26,302	287
British Sky Broadcasting Group PLC	67,687	1,032
BT Group PLC	223,510	1,423
Bunzl PLC	13,918	371
Burberry Group PLC	8,526	199
Capita PLC	8,159	149
Carnival PLC	5,995	229
Centrica PLC	29,584	163
Cobham PLC	926	5
Compass Group PLC	70,372	1,076
Croda International PLC	3,627	154
Diageo PLC	47,085	1,461
easyJet PLC	6,974	200
Experian PLC	32,609	588
G4S PLC	18,108	73
GKN PLC	35,734	233
GlaxoSmithKline PLC	141,160	3,760
Glencore Xstrata PLC (b)	63,417	327
Hammerson PLC REIT	21,851	202
Hargreaves Lansdown PLC	4,170	101
HSBC Holdings PLC	246,847	2,499
Imperial Tobacco Group PLC	11,917	482
InterContinental Hotels Group PLC	11,570	372
Intertek Group PLC	5,056	260
Intu Properties PLC REIT	16,011	75
Investec PLC	7,723	63
J Sainsbury PLC (a)	37,416	197
Johnson Matthey PLC	5,078	277
Kingfisher PLC	33,270	234
Land Securities Group PLC REIT	23,454	400
Legal & General Group PLC	160,195	547
Lloyds Banking Group PLC (b)	1,722,351	2,162
Marks & Spencer Group PLC	40,442	305
Meggitt PLC	22,754	182
National Grid PLC	21,440	294
Next PLC	6,527	720
Old Mutual PLC	121,915	409
Pearson PLC	31,266	554
Petrofac Ltd.	7,421	178
Prudential PLC	56,090	1,188
Reckitt Benckiser Group PLC	19,146	1,560
Reed Elsevier PLC	42,736	654
Rexam PLC	19,455	158
Rio Tinto PLC	32,803	1,829
Rolls-Royce Holdings PLC (b)	51,582	925
Royal Dutch Shell PLC, Class A	97,136	3,551
Royal Dutch Shell PLC, Class B	74,051	2,889
RSA Insurance Group PLC	90,591	135
Sage Group PLC (The)	50,539	352
Schroders PLC	3,576	155
Segro PLC REIT	23,317	129
Serco Group PLC	8,046	56
Severn Trent PLC	1,367	42
Smith & Nephew PLC	78,054	1,183
Smiths Group PLC	9,246	196
SSE PLC	5,571	137
Standard Chartered PLC	32,468	679
Standard Life PLC	49,380	311
Tesco PLC	206,308	1,017
Tullow Oil PLC	375	5

Unilever PLC	19,085	815
United Utilities Group PLC	3,948	52
Vodafone Group PLC	672,915	2,477
Weir Group PLC (The)	5,658	240
Whitbread PLC	7,291	506
Wolseley PLC	7,251	414
WPP PLC	79,309	1,641
		62,206
United States (0.0%)
Li & Fung Ltd. (a)(d)	16,000	24
Total Common Stocks (Cost $266,224)		302,234

	No. of Rights
Rights (0.0%)
Hong Kong (0.0%)
New World Development Co., Ltd. (b)	20,240	4
Spain (0.0%)
BBVA (b)	80,111	19
United Kingdom (0.0%)
Intu Properties PLC REIT (b)	4,575	7
RSA Insurance Group PLC (b)	33,972	19
		26
Total Rights (Cost $18)		49

	Shares	Value (000)
Short-Term Investments (17.5%)
Securities held as Collateral on Loaned Securities (4.2%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g)	11,781,849	11,782

	Face Amount (000)	Value (000)
Repurchase Agreement (0.9%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $2,973; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $3,032)	$2,973	2,973
Total Securities held as Collateral on Loaned Securities (Cost $14,755)		14,755

	Shares	Value (000)
Investment Company (13.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $47,421)	47,421,110	47,421

Total Short-Term Investments (Cost $62,176)	62,176
Total Investments (102.3%) (Cost $328,418) Including $14,546 of Securities Loaned (h)(i)+	364,459
Liabilities in Excess of Other Assets (-2.3%)	(8,050)
Net Assets (100.0%)	$356,409

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $14,546,000 and $15,271,000, respectively. The Portfolio received cash collateral of approximately $15,229,000, of which $14,755,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  At March 31, 2014, there was uninvested cash collateral of approximately $474,000, which is not reflected in the Portfolio of Investments.  In addition, the Portfolio received non-cash collateral of approximately $42,000 in the form of U.S. Government Agencies and Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Security has been deemed illiquid at March 31, 2014.
(d)	Security trades on the Hong Kong exchange.
(e)

For the three months ended March 31, 2014, there were no transactions in Mitsubishi UFJ Financial Group, Inc., Common Stock, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser, Administrator and Distributor under the Investment Company Act of 1940.

(f)

At March 31, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(h)	Securities are available for collateral in connection with open foreign currency forward exchange and futures contracts.
(i)

The approximate fair value and percentage of net assets, $302,175,000 and 84.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $328,418,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $36,041,000 of which approximately $58,080,000 related to appreciated securities and approximately $22,039,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.
VVPR	Verminderde Voorheffing Précompte Réduit.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	USD	1,442	$1,442	4/17/14	AUD	1,582	$1,466	$24
Bank of New York Mellon	USD	1,051	1,051	4/17/14	EUR	755	1,041	(10)
Commonwealth Bank of Australia	USD	6,829	6,829	4/17/14	AUD	7,492	6,941	112
Credit Suisse London Branch (GFX)	USD	1,124	1,124	4/17/14	EUR	808	1,113	(11)
Deutsche Bank AG London	USD	12,062	12,062	4/17/14	EUR	8,670	11,943	(119)
Deutsche Bank AG London	USD	2,561	2,561	4/17/14	EUR	1,838	2,533	(28)
Deutsche Bank AG London	USD	1,081	1,081	4/17/14	GBP	652	1,088	7
Northern Trust Company	USD	4,701	4,701	4/17/14	JPY	476,448	4,616	(85)
Northern Trust Company	USD	3,431	3,431	4/17/14	JPY	347,777	3,370	(61)
Royal Bank of Scotland	JPY	527,478	5,111	4/17/14	USD	5,204	5,204	93
State Street Bank and Trust Co.	USD	2,718	2,718	4/17/14	GBP	1,640	2,734	16
UBS AG	EUR	992	1,366	4/17/14	USD	1,380	1,380	14
UBS AG	JPY	488,314	4,731	4/17/14	USD	4,818	4,818	87
UBS AG	USD	3,922	3,922	4/17/14	GBP	2,367	3,945	23
			$52,130				$52,192	$62

Futures Contracts:

The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Long:
CAC 40 Index (France)	48	$2,904	Apr-14	$61
Euro Stoxx 50 Index (Germany)	309	13,197	Jun-14	499
FTSE 100 Index (United Kingdom)	104	11,345	Jun-14	38
FTSE MIB Index (Italy)	69	10,171	Jun-14	566
Hang Seng Index (Hong Kong)	28	3,996	Apr-14	74
IBEX 35 Index (Spain)	60	8,526	Apr-14	261
SPI 200 Index (Australia)	7	875	Jun-14	5
TOPIX Index (Japan)	11	1,282	Jun-14	6
				$1,510

AUD	—	Australian Dollar

EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (90.9%)
China (19.5%)
Bank of China Ltd. H Shares (a)	722,000	$320
Beijing Enterprises Holdings Ltd. (a)	9,500	85
China Construction Bank Corp. H Shares (a)	116,000	81
China Life Insurance Co., Ltd. H Shares (a)	24,000	68
China Mengniu Dairy Co., Ltd. (a)	20,000	101
China Mobile Ltd. (a)	15,000	136
China Oilfield Services Ltd. H Shares (a)	40,000	94
China Overseas Land & Investment Ltd. (a)	20,000	52
Chongqing Changan Automobile Co., Ltd. B Shares	45,800	76
NetEase, Inc. ADR	551	37
Ping An Insurance Group Co. H Shares (a)	9,500	79
Qihoo 360 Technology Co., Ltd. ADR (b)	1,053	105
Sihuan Pharmaceutical Holdings Group Ltd. (a)	65,000	79
Sino Biopharmaceutical Ltd. (a)	74,800	64
TAL Education Group ADR (b)	770	17
Tencent Holdings Ltd. (a)	4,100	286
		1,680
Hong Kong (9.4%)
BOC Hong Kong Holdings Ltd.	54,500	156
Cheung Kong Holdings Ltd.	9,000	149
HKT Trust/HKT Ltd.	64,000	68
Hutchison Whampoa Ltd.	18,000	239
L’Occitane International SA	9,000	22
Samsonite International SA	37,800	117
Wharf Holdings Ltd.	9,400	60
		811
India (3.0%)
HDFC Bank Ltd. ADR	2,217	91
Infosys Ltd. ADR	1,601	86
ITC Ltd. GDR	13,389	79
		256
Indonesia (2.6%)
Ace Hardware Indonesia Tbk PT	455,100	30
Electronic City Indonesia Tbk PT (b)	84,200	17
Kalbe Farma Tbk PT	787,800	102
Matahari Department Store Tbk PT (b)	32,200	40
Nippon Indosari Corpindo Tbk PT (b)	396,100	39
		228
Korea, Republic of (21.9%)
Cosmax, Inc.	1,745	98
GS Retail Co., Ltd.	390	10
Hyundai Engineering & Construction Co., Ltd.	1,291	68
Hyundai Glovis Co., Ltd.	195	44
Hyundai Motor Co.	551	130
Interpark INT Corp. (b)	40,919	852
Korean Air Lines Co., Ltd. (b)	470	17
NAVER Corp.	79	58
NCSoft Corp.	417	86
Orion Corp.	3	2
Paradise Co., Ltd.	1,993	61
Samsung Electronics Co., Ltd.	253	320

Samsung Electronics Co., Ltd. (Preference)	105	104
Seoul Semiconductor Co., Ltd.	876	37
		1,887
Laos (0.8%)
Kolao Holdings	3,085	72

Macau (0.4%)
Melco Crown Entertainment Ltd. ADR (b)	800	31

Malaysia (3.9%)
Astro Malaysia Holdings Bhd	46,800	46
CIMB Group Holdings Bhd	36,335	80
IHH Healthcare Bhd (b)	78,900	93
IJM Corp., Bhd	34,800	65
UEM Sunrise Bhd	72,200	49
		333
Philippines (4.9%)
BDO Unibank, Inc.	70,900	135
DMCI Holdings, Inc.	29,490	46
International Container Terminal Services, Inc.	30,100	72
Metro Pacific Investments Corp.	246,000	26
Rizal Commercial Banking Corp.	39,870	42
STI Education Systems Holdings	6,674,000	103
		424
Singapore (3.1%)
DBS Group Holdings Ltd.	8,000	103
Keppel Corp., Ltd.	4,000	35
Singapore Airlines Ltd.	9,000	75
Singapore Telecommunications Ltd.	17,000	49
		262
Taiwan (16.1%)
Chailease Holding Co., Ltd.	60,800	146
Cleanaway Co., Ltd.	14,000	86
Delta Electronics, Inc.	19,000	118
Fubon Financial Holding Co., Ltd.	59,000	80
Ginko International Co., Ltd.	9,000	156
MediaTek, Inc.	19,000	281
Taiwan Semiconductor Manufacturing Co., Ltd.	133,000	520
		1,387
Thailand (5.3%)
Advanced Info Service PCL (Foreign)	4,100	29
Advanced Info Service PCL NVDR	2,200	15
Bangkok Bank PCL NVDR	12,100	67
Land and Houses PCL NVDR	267,300	79
Minor International PCL (Foreign)	37,800	29
Supalai PCL (Foreign)	33,900	18
Thai Union Frozen Products PCL (Foreign)	36,400	77
Thai Union Frozen Products PCL NVDR	19,800	42
Total Access Communication PCL (Foreign)	11,800	43
Total Access Communication PCL NVDR	6,400	23
VGI Global Media PCL (Foreign)	95,944	34
		456

Total Common Stocks (Cost $6,872)		7,827

Investment Company (0.8%)
Thailand (0.8%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (c) (Cost $82)	238,357	70

Participation Notes (4.8%)
India (4.8%)
Bharat Petroleum Corp., Ltd., Equity Linked Notes, expires 3/13/19 (b)	3,494	27
Glenmark Pharmaceuticals Ltd., Equity Linked Notes, expires 5/10/17	4,770	45
Idea Cellular Ltd., Equity Linked Notes, expires 6/7/18	22,474	52
IndusInd Bank Ltd., Equity Linked Notes, expires 8/28/18 (b)	3,081	26
IndusInd Bank Ltd., Equity Linked Notes, expires 12/14/15	3,134	26
ING Vysya Bank Ltd., Equity Linked Notes, expires 4/11/18	400	4
ING Vysya Bank Ltd., Equity Linked Notes, expires 12/19/18 (b)	2,500	27
Oil & Natural Gas Corp., Ltd., Equity Linked Notes, expires 12/27/18 (b)	6,715	36
Sun Pharmaceutical Industries Ltd., Equity Linked Notes, expires 7/27/18 (b)	6,163	59
Tata Consultancy Services Ltd., Equity Linked Notes, expires 12/14/15	1,423	51
Tata Consultancy Services Ltd., Equity Linked Notes, expires 1/8/19 (b)	295	10
Zee Enterp P Notes Preferred, Equity Linked Notes, expires 12/9/15	143,661	2
Zee Entertainment Enterprises Ltd., Equity Linked Notes, expires 12/9/15	10,941	50
Total Participation Notes (Cost $399)		415

Short-Term Investment (3.0%)
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $258)	257,553	258
Total Investments (99.5%) (Cost $7,611) (e)+		8,570
Other Assets in Excess of Liabilities (0.5%)		45
Net Assets (100.0%)		$8,615

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)

The approximate fair value and percentage of net assets, $6,388,000 and 74.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $7,611,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $959,000 of which approximately $1,232,000 related to appreciated securities and approximately $273,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Argentina (0.6%)
YPF SA ADR	238,137	$7,420

Austria (2.3%)
Erste Group Bank AG	349,483	11,962
Raiffeisen Bank International AG	151,428	5,060
Vienna Insurance Group AG Wiener Versicherung Gruppe	203,172	10,034
		27,056
Brazil (7.2%)
AMBEV SA ADR	1,649,709	12,224
Banco Bradesco SA (Preference)	1,041,746	14,320
BRF SA	960,222	19,171
CCR SA	959,051	7,363
Petroleo Brasileiro SA	615,770	4,060
Petroleo Brasileiro SA (Preference)	1,623,552	11,291
Petroleo Brasileiro SA ADR	165,013	2,170
Raia Drogasil SA	579,068	5,010
Ultrapar Participacoes SA	305,912	7,403
		83,012
Chile (0.7%)
SACI Falabella	855,074	7,558

China (13.0%)
Bank of China Ltd. H Shares (a)	50,159,000	22,262
Beijing Enterprises Holdings Ltd. (a)(b)	496,000	4,444
China Conch Venture Holdings Ltd. (a)(c)	411,500	1,054
China Construction Bank Corp. H Shares (a)	18,374,250	12,873
China Life Insurance Co., Ltd. H Shares (a)	1,850,000	5,241
China Mengniu Dairy Co., Ltd. (a)	1,767,000	8,882
China Mobile Ltd. (a)	1,359,000	12,348
China Oilfield Services Ltd. H Shares (a)	4,608,000	10,875
China Overseas Grand Oceans Group Ltd. (a)(b)	263,000	173
China Overseas Land & Investment Ltd. (a)(b)	1,826,000	4,737
China Pacific Insurance Group Co., Ltd. H Shares (a)	1,517,800	5,425
Chongqing Changan Automobile Co., Ltd. B Shares	868,202	1,443
Ping An Insurance Group Co. H Shares (a)	329,000	2,730
Qihoo 360 Technology Co., Ltd. ADR (b)(c)	103,111	10,268
Sihuan Pharmaceutical Holdings Group Ltd. (a)(b)	4,374,000	5,311
Sino Biopharmaceutical Ltd. (a)	4,970,000	4,251
TAL Education Group ADR (c)	64,182	1,445
Tencent Holdings Ltd. (a)	415,800	28,951
Tsingtao Brewery Co., Ltd. H Shares (a)(b)	674,000	4,947
Uni-President China Holdings Ltd. (a)(b)	3,856,000	3,241
		150,901
Colombia (2.1%)
Banco Davivienda SA (Preference)	178,891	2,311
Bancolombia SA (Preference)	359,617	5,004
Bancolombia SA ADR (b)	18,735	1,058
Cementos Argos SA	407,242	2,082
Cemex Latam Holdings SA (c)	713,427	5,941
Grupo de Inversiones Suramericana SA	224,647	4,158

Grupo de Inversiones Suramericana SA (Preference)	203,600	3,800
		24,354
Czech Republic (0.9%)
Komercni Banka AS	43,863	10,477

Hong Kong (1.2%)
Samsonite International SA	4,493,400	13,903

Hungary (0.9%)
Richter Gedeon Nyrt	600,536	10,484

India (8.4%)
Ashok Leyland Ltd.	1,111,740	441
Bharat Petroleum Corp. Ltd.	334,630	2,583
Glenmark Pharmaceuticals Ltd.	875,631	8,295
HDFC Bank Ltd.	853,276	11,449
Idea Cellular Ltd.	2,989,116	6,883
IndusInd Bank Ltd.	787,236	6,610
Infosys Ltd.	211,150	11,617
ING Vysya Bank Ltd.	384,832	4,129
ITC Ltd.	1,726,679	10,199
Oil & Natural Gas Corp. Ltd.	1,384,946	7,385
Shree Cement Ltd.	19,094	1,816
Sun Pharmaceutical Industries Ltd.	821,803	7,904
Tata Consultancy Services Ltd.	343,921	12,281
Zee Entertainment Enterprises Ltd.	1,379,033	6,263
		97,855
Indonesia (1.5%)
Indosat Tbk PT	2,630,700	915
Kalbe Farma Tbk PT	47,482,900	6,160
Matahari Department Store Tbk PT (c)	5,385,500	6,610
Semen Indonesia Persero Tbk PT	3,009,200	4,225
		17,910
Korea, Republic of (15.8%)
Cheil Worldwide, Inc. (c)	85,155	1,915
Cosmax, Inc. (b)	57,910	3,264
Coway Co., Ltd.	140,023	9,824
GS Retail Co., Ltd.	44,870	1,139
Hana Financial Group, Inc.	227,530	8,302
Hotel Shilla Co., Ltd.	45,496	3,689
Hyundai Department Store Co., Ltd.	16,256	2,165
Hyundai Engineering & Construction Co., Ltd.	147,713	7,791
Hyundai Glovis Co., Ltd.	31,298	7,119
Hyundai Heavy Industries Co., Ltd.	24,274	4,837
Hyundai Motor Co.	99,041	23,410
Hyundai Rotem Co., Ltd.	3,450	97
Korean Air Lines Co., Ltd. (c)	57,570	2,091
KT Skylife Co., Ltd.	41,990	944
NAVER Corp.	10,534	7,669
NCSoft Corp. (b)	23,757	4,878
Nexon Co., Ltd.	634,300	5,335
Orion Corp. (b)	3,355	2,580
Paradise Co., Ltd.	77,057	2,360
Samsung Electronics Co., Ltd.	32,575	41,193
Samsung Electronics Co., Ltd. (Preference)	11,322	11,236
Seoul Semiconductor Co., Ltd.	107,440	4,587

Shinhan Financial Group Co., Ltd.	270,342	11,902
Shinsegae Co., Ltd.	690	149
SK Hynix, Inc. (c)	210,880	7,157
SK Telecom Co., Ltd.	32,140	6,520
SK Telecom Co., Ltd. ADR (b)	44,100	995
		183,148
Laos (0.3%)
Kolao Holdings (b)	147,666	3,445

Malaysia (2.3%)
Astro Malaysia Holdings Bhd	6,444,400	6,323
CIMB Group Holdings Bhd	4,135,157	9,053
IHH Healthcare Bhd (c)	3,323,100	3,916
IJM Corp., Bhd	3,779,400	7,113
		26,405
Mexico (6.9%)
Alfa SAB de CV	5,140,409	12,993
America Movil SAB de CV, Class L ADR (b)	727,653	14,466
Cemex SAB de CV ADR (b)(c)	1,449,912	18,312
Fomento Economico Mexicano SAB de CV ADR	151,232	14,101
Grupo Financiero Banorte SAB de CV Series O	2,228,677	15,072
Grupo Financiero Santander Mexico SAB de CV ADR	450,239	5,533
		80,477
Panama (0.7%)
Copa Holdings SA, Class A	57,148	8,297

Peru (1.0%)
Credicorp Ltd.	87,810	12,111

Philippines (4.1%)
BDO Unibank, Inc.	7,370,880	13,991
Bloomberry Resorts Corp. (c)	2,288,200	513
DMCI Holdings, Inc.	3,800,500	5,940
International Container Terminal Services, Inc.	2,278,310	5,490
LT Group, Inc.	10,484,500	4,077
Metro Pacific Investments Corp.	95,716,600	10,120
SM Investments Corp.	435,280	6,854
		46,985
Poland (4.5%)
Bank Pekao SA	218,653	14,152
Bank Zachodni WBK SA	99,042	13,529
Jeronimo Martins SGPS SA	702,520	11,800
Orange Polska SA	2,857,222	9,775
PKP Cargo SA (c)	90,543	2,702
		51,958
Qatar (0.5%)
Ooredoo QSC	153,045	5,787

Russia (2.4%)
Lukoil OAO ADR	72,083	4,012
Mail.ru Group Ltd. GDR (c)	137,869	4,904
NovaTek OAO (Registered GDR)	87,145	9,621
Sistema JSFC GDR	185,544	4,185

Yandex N.V., Class A (c)	187,214	5,652
		28,374
South Africa (4.9%)
Life Healthcare Group Holdings Ltd.	1,090,544	3,979
Mondi PLC	592,745	10,403
MTN Group Ltd.	481,053	9,850
Naspers Ltd., Class N	156,456	17,262
Pick n Pay Stores Ltd. (b)	953,552	4,674
Vodacom Group Ltd. (b)	825,750	10,196
		56,364
Spain (1.0%)
Telefonica SA	693,666	10,984

Switzerland (1.8%)
Coca-Cola HBC AG (c)	451,584	11,252
Swatch Group AG (The)	14,346	9,016
		20,268
Taiwan (7.1%)
Chailease Holding Co., Ltd.	2,927,550	7,053
China Life Insurance Co., Ltd.	1,736,245	1,598
Cleanaway Co., Ltd.	324,000	1,980
Delta Electronics, Inc.	834,000	5,169
Eclat Textile Co., Ltd.	391,180	4,520
Fubon Financial Holding Co., Ltd.	4,224,490	5,744
Ginko International Co., Ltd.	159,000	2,752
Hermes Microvision, Inc. GDR (c)	99,155	3,988
MediaTek, Inc.	823,000	12,188
Siliconware Precision Industries Co.	1,422,000	1,886
St. Shine Optical Co., Ltd.	115,000	2,571
Taiwan Semiconductor Manufacturing Co., Ltd.	7,057,205	27,575
Uni-President Enterprises Corp.	2,871,235	4,999
		82,023
Thailand (4.5%)
Advanced Info Service PCL (Foreign)	1,154,800	8,068
Bangkok Bank PCL NVDR (b)	1,915,400	10,557
DKSH Holding AG	45,255	3,602
Kasikornbank PCL NVDR	1,268,500	6,979
Land and Houses PCL (Foreign)	18,684,700	5,534
Land and Houses PCL NVDR	4,154,900	1,233
Minor International PCL (Foreign)	4,687,500	3,592
Robinson Department Store PCL (Foreign)	2,862,200	4,661
Supalai PCL (Foreign)	4,641,200	2,545
Total Access Communication PCL (Foreign) (b)	1,398,900	5,067
		51,838
United States (1.0%)
Yum! Brands, Inc.	153,686	11,587
Total Common Stocks (Cost $943,006)		1,130,981

Preferred Stock (0.0%)
India (0.0%)
Zee Entertainment Enterprises Ltd. (Cost $313)	28,959,693	340

Investment Company (0.5%)
Thailand (0.5%)
BTS Rail Mass Transit Growth Infrastructure Fund (Foreign) (Units) (d) (Cost $6,642)	17,982,036	5,298

Short-Term Investments (7.5%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (4.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	47,439,636	47,440

	Face Amount (000)	Value (000)
Repurchase Agreement (1.0%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $11,969; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $12,209)	$11,969	11,969
Total Securities held as Collateral on Loaned Securities (Cost $59,409)		59,409

	Shares	Value (000)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $28,112)	28,112,139	28,112
Total Short-Term Investments (Cost $87,521)		87,521
Total Investments (105.6%) (Cost $1,037,482) Including $59,094 of Securities Loaned (f)(g)+		1,224,140
Liabilities in Excess of Other Assets (-5.6%)		(64,640)
Net Assets (100.0%)		$1,159,500

(a)                                  Security trades on the Hong Kong exchange.

(b)                                  All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $59,094,000 and $61,320,000, respectively. The Portfolio received cash collateral of approximately $59,409,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2014, there was uninvested cash collateral of approximately $1,911,000, which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)                                   Non-income producing security.

(d)                                  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                    Securities are available for collateral in connection with open foreign currency forward exchange contracts.

(g)                                   The approximate fair value and percentage of net assets, $874,772,000 and 75.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                          At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $1,037,482,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $186,658,000 of which approximately $234,095,000 related to appreciated securities and approximately $47,437,000 related to depreciated securities.

ADR                      American Depositary Receipt.

GDR                      Global Depositary Receipt.

NVDR             Non-Voting Depositary Receipt.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (000)
State Street Bank and Trust Co.	JPY	214,721	$2,080	4/3/14	USD	2,098	$2,098	$18
State Street Bank and Trust Co.	JPY	278,780	2,701	4/3/14	USD	2,744	2,744	43
			$4,781				$4,842	$61

JPY	–	Japanese Yen
USD	–	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (80.0%)
Argentina (6.1%)
Banco Macro SA ADR (a)	196,566	$5,533
Telecom Argentina SA ADR	267,150	5,095
YPF SA ADR	430,128	13,403
		24,031
Austria (1.2%)
OMV AG	108,486	4,927

Bangladesh (1.7%)
GrameenPhone Ltd.	2,166,672	5,969
Islami Bank Bangladesh Ltd.	1,470,018	654
		6,623
Colombia (1.0%)
Cemex Latam Holdings SA (a)	482,892	4,021

Kenya (3.5%)
Kenya Commercial Bank Ltd.	11,935,774	6,350
Safaricom Ltd.	51,921,508	7,453
		13,803
Kuwait (9.1%)
Burgan Bank SAK	4,910,161	9,775
National Bank of Kuwait	7,428,459	26,126
		35,901
Laos (1.5%)
Kolao Holdings	262,514	6,124

Nigeria (9.1%)
Afren PLC (a)	4,474,550	10,547
Dangote Cement PLC	6,287,641	9,216
Guaranty Trust Bank PLC	42,842,407	6,619
Nigerian Breweries PLC	10,177,373	9,557
		35,939
Pakistan (7.6%)
Engro Foods Ltd. (a)	4,670,160	5,600
Lucky Cement Ltd.	2,852,250	9,198
Oil & Gas Development Co., Ltd.	3,030,674	7,438
United Bank Ltd.	4,883,016	8,037
		30,273
Panama (1.8%)
Copa Holdings SA, Class A	47,800	6,940

Qatar (13.7%)
Gulf International Services OSC	873,201	18,827
Ooredoo QSC	365,792	13,832
Qatar Islamic Bank	281,739	5,692
Qatar National Bank SAQ	311,149	16,052
		54,403

Romania (4.6%)
Banca Transilvania (a)	15,087,015	8,048
Fondul Proprietatea SA	20,427,862	5,240
Societatea Nationala de Gaze Naturale ROMGAZ SA (a)	182,985	1,866
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (a)(b)	302,095	3,021
		18,175
Sri Lanka (3.1%)
Commercial Bank of Ceylon PLC	6,793,694	6,403
John Keells Holdings PLC	3,491,611	6,064
		12,467
United Arab Emirates (14.4%)
Air Arabia PJSC	15,438,618	5,908
Aramex PJSC	4,754,932	4,271
Drake & Scull International (a)	20,463,476	9,669
Emaar Properties PJSC	6,697,460	18,189
First Gulf Bank PJSC	2,933,862	13,022
Gulf Marine Services PLC (a)	2,401,022	6,054
		57,113
Vietnam (1.6%)
Viet Nam Dairy Products JSC	929,510	6,230
Total Common Stocks (Cost $268,765)		316,970

Participation Notes (13.8%)
Saudi Arabia (10.8%)
Al Rajhi Bank Series 0002, Equity Linked Notes, expires 2/16/15	301,229	6,004
Alinma Bank, Equity Linked Notes, expires 9/27/16 (a)	317,023	1,576
Alinma Bank Series 0001, Equity Linked Notes, expires 5/9/16 (a)	1,026,844	5,106
Etihad Etisalat Co., Equity Linked Notes, expires 9/27/16	144,242	3,567
Etihad Etisalat Co. Series 0002, Equity Linked Notes, expires 5/9/16 (b)	220,847	5,462
Jarir Marketing Co., Equity Linked Notes, expires 12/12/16 (a)(b)	116,012	6,372
Saudi Airlines Catering Co., Equity Linked Notes, expires 5/23/17	166,553	6,995
Saudi Hollandi Bank Series 0002, Equity Linked Notes, expires 3/7/16	703,833	7,582
		42,664
United Arab Emirates (2.6%)
Aramex PJSC, Equity Linked Notes, expires 3/30/16 (a)	4,521,512	4,062
Emirates Telecommunications Corp., Equity Linked Notes, expires 4/14/14	1,910,845	6,242
		10,304
Vietnam (0.4%)
Viet Nam Dairy Products JSC, Equity Linked Notes, expires 7/22/19	141,330	947
Viet Nam Dairy Products JSC Series 000K, Equity Linked Notes, expires 10/23/14	92,590	621
		1,568
Total Participation Notes (Cost $47,129)		54,536

	Shares	Value (000)
Short-Term Investment (5.2%)
Investment Company (5.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $20,582)	20,581,513	20,582
Total Investments (99.0%) (Cost $336,476) (d)+		392,088
Other Assets in Excess of Liabilities (1.0%)		3,982
Net Assets (100.0%)		$396,070

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $250,532,000 and 63.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $336,476,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $55,612,000 of which approximately $57,283,000 related to appreciated securities and approximately $1,671,000 related to depreciated securities.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.2%)
Brazil (1.7%)
JHSF Participacoes SA	31,819	$56
Prumo Logistica SA (a)	61,301	27
		83
Canada (6.8%)
Aimia, Inc.	8,472	136
Fairfax Financial Holdings Ltd.	171	74
Valeant Pharmaceuticals International, Inc. (a)	895	118
		328
France (12.3%)
Christian Dior SA	1,006	194
Edenred	4,780	150
Eurazeo SA	2,714	244
		588
Hong Kong (3.2%)
L’Occitane International SA	62,250	154

Italy (4.2%)
Brunello Cucinelli SpA	1,804	48
Moncler SpA (a)	3,781	65
Tamburi Investment Partners SpA	22,563	87
		200
Japan (1.1%)
FANUC Corp.	300	53

Nigeria (0.7%)
Guinness Nigeria PLC	30,442	36

Singapore (4.0%)
Jardine Matheson Holdings Ltd.	2,055	130
Mandarin Oriental International Ltd.	34,000	60
		190
South Africa (3.3%)
Naspers Ltd., Class N	1,426	157

Switzerland (3.0%)
Nestle SA ADR	1,931	145

United Kingdom (8.3%)
Burberry Group PLC	4,492	105
Diageo PLC ADR	563	70
Intertek Group PLC	2,953	152
Manchester United PLC, Class A (a)	4,000	69
		396
United States (42.6%)
Amazon.com, Inc. (a)	833	280
Anheuser-Busch InBev N.V. ADR	808	85
Apple, Inc.	163	87
Arch Capital Group Ltd. (a)	1,010	58

Berkshire Hathaway, Inc., Class B (a)	598	75
Facebook, Inc., Class A (a)	5,274	318
Google, Inc., Class A (a)	260	290
Mastercard, Inc., Class A	1,486	111
Mead Johnson Nutrition Co.	1,453	121
Motorola Solutions, Inc.	1,292	83
PepsiCo, Inc.	858	72
Progressive Corp. (The)	3,703	90
Starbucks Corp.	1,305	96
Thermo Fisher Scientific, Inc.	609	73
Twitter, Inc. (a)	1,854	86
Visa, Inc., Class A	533	115
		2,040
Total Common Stocks (Cost $3,586)		4,370

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 CNY @ 6.50	36,590	—	@
USD/CNY December 2014 CNY @ 6.50	452,559	1
USD/CNY December 2014 CNY @ 6.50	529,736	2
Total Call Options Purchased (Cost $4)		3

	Shares	Value (000)
Short-Term Investment (8.3%)
Investment Company (8.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $397)	397,422	397
Total Investments (99.6%) (Cost $3,987) (c)+		4,770
Other Assets in Excess of Liabilities (0.4%)		20
Net Assets (100.0%)		$4,790

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $1,599,000 and 33.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $3,987,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $783,000 of which approximately $855,000 related to appreciated securities and approximately $72,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (82.2%)
Brazil (4.9%)
GAEC Educacao SA (a)	25,589	$242
JHSF Participacoes SA	156,793	275
Prumo Logistica SA (a)	140,057	62
		579
Canada (2.6%)
Second Cup Ltd. (The)	69,341	313

France (21.4%)
Christian Dior SA	6,744	1,300
Edenred	19,152	601
Eurazeo SA	7,076	637
		2,538
Germany (2.8%)
ThyssenKrupp AG (a)	12,298	330

Greece (1.5%)
Titan Cement Co., SA (Preference) (a)	12,974	179

Hong Kong (5.1%)
L’Occitane International SA	222,500	549
Louis XIII Holdings Ltd. (a)	51,740	57
		606
Ireland (1.9%)
Mincon Group PLC (a)	159,144	226

Italy (4.6%)
Moncler SpA (a)	9,247	158
Tamburi Investment Partners SpA	100,109	387
		545
Nigeria (1.9%)
Guinness Nigeria PLC	187,912	222

Singapore (2.2%)
Mandarin Oriental International Ltd.	147,000	258

Switzerland (3.7%)
Nestle SA (Registered)	5,883	443

United Kingdom (1.1%)
Mulberry Group PLC	10,450	125

United States (28.5%)
Akamai Technologies, Inc. (a)	6,201	361
BJ’s Restaurants, Inc. (a)	20,112	658
Castlight Health, Inc., Class B (a)	3,000	64
Dropbox, Inc. (a)(b)(c)(d) (acquisition cost - $25; acquired 5/1/12)	2,743	52
Facebook, Inc., Class A (a)	3,271	197
Fairway Group Holdings Corp. (a)	8,554	65
Fiesta Restaurant Group, Inc. (a)	3,670	167
Fox Factory Holding Corp. (a)	9,897	187

Mosaic Co. (The)	3,813	191
Potbelly Corp. (a)	4,239	76
Progressive Corp. (The)	18,798	455
Roundy’s, Inc.	17,256	119
Solera Holdings, Inc.	8,001	507
Textura Corp. (a)	4,923	124
Twitter, Inc. (a)	804	37
Workday, Inc., Class A (a)	533	49
zulily, Inc., Class A (a)	1,314	66
		3,375
Total Common Stocks (Cost $8,639)		9,739

Preferred Stocks (1.5%)
India (0.4%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(d) (acquisition cost - $44; acquired 10/4/13)	1,910	45

United States (1.1%)
Blue Bottle Coffee, Inc. Series B (a)(b)(c)(d) (acquisition cost - $56; acquirred 1/24/14)	3,945	57
DOMO, Inc. (a)(b)(c)(d) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	37
Palantir Technologies, Inc. Series G (a)(b)(c)(d) (acquisition cost - $9; acquired 7/19/12)	2,935	18
Palantir Technologies, Inc. Series H (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	10
Palantir Technologies, Inc. Series H1 (a)(b)(c)(d) (acquisition cost - $6; acquired 10/25/13)	1,572	10
		132
Total Preferred Stocks (Cost $158)		177

Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(b)(c)(d) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	5

	Notional Amount	Value (000)
Call Options Purchased (5.4%)
United States (5.4%)
Intuitive Surgical, Inc. January 2015 @ $300	3	44
Intuitive Surgical, Inc. January 2016 @ $300	27	436
Motorola Solutions, Inc. January 2015 @ $45	65	129
Motorola Solutions, Inc. January 2016 @ $50	16	25
Total Call Options Purchased (Cost $521)		634

	Face Amount (000)	Value (000)
Corporate Bond (1.3%)
United States (1.3%)
Molycorp, Inc. 5.50%, 2/1/18 (Cost $165)	$174	155

	Shares	Value (000)
Short-Term Investment (9.3%)
Investment Company (9.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $1,100)	1,100,294	1,100
Total Investments (99.7%) (Cost $10,586) (f)+		11,810
Other Assets in Excess of Liabilities (0.3%)		37
Net Assets (100.0%)		$11,847

(a)                                   Non-income producing security.

(b)                                   Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to approximately $234,000 and represents 2.0% of net assets.

(c)                                    At March 31, 2014, the Portfolio held fair valued securities valued at approximately $234,000, representing 2.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                   Security has been deemed illiquid at March 31, 2014.

(e)                                    The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                     The approximate fair value and percentage of net assets, $5,250,000 and 44.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                           At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $10,586,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,224,000 of which approximately $1,516,000 related to appreciated securities and approximately $292,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.4%)
France (10.6%)
LVMH Moet Hennessy Louis Vuitton SA	79,957	$14,556
Pernod-Ricard SA	134,620	15,684
Sanofi	336,125	35,125
		65,365
Germany (4.6%)
SAP AG	348,068	28,174

Italy (1.0%)
Davide Campari-Milano SpA	770,079	6,313

Sweden (1.3%)
Swedish Match AB	236,493	7,726

Switzerland (9.5%)
Nestle SA (Registered)	769,908	58,012

United Kingdom (34.1%)
Admiral Group PLC	24,213	577
British American Tobacco PLC	1,074,191	59,804
Diageo PLC	943,737	29,291
Experian PLC	492,579	8,885
Imperial Tobacco Group PLC	467,437	18,903
Reckitt Benckiser Group PLC	520,342	42,407
Unilever PLC	1,156,924	49,412
		209,279
United States (36.3%)
3M Co.	131,190	17,797
Accenture PLC, Class A	347,772	27,724
Intuit, Inc.	78,328	6,089
Kraft Foods Group, Inc.	72,011	4,040
Mead Johnson Nutrition Co.	33,951	2,823
Microsoft Corp.	590,515	24,205
Mondelez International, Inc., Class A	675,060	23,323
Moody’s Corp.	145,756	11,561
NIKE, Inc., Class B	125,981	9,305
Philip Morris International, Inc.	361,266	29,577
Procter & Gamble Co. (The)	361,288	29,120
Time Warner, Inc.	284,714	18,600
Visa, Inc., Class A	87,861	18,966
		223,130
Total Common Stocks (Cost $492,502)		597,999
Short-Term Investment (1.8%)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $10,994)	10,993,756	10,994
Total Investments (99.2%) (Cost $503,496) (b)+		608,993
Other Assets in Excess of Liabilities (0.8%)		4,913
Net Assets (100.0%)		$613,906

(a)                                   The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(b)                                   The approximate fair value and percentage of net assets, $374,869,000 and 61.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                           At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $503,496,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $105,497,000 of which approximately $106,198,000 related to appreciated securities and approximately $701,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (93.5%)
Australia (3.6%)
DuluxGroup Ltd.	11,799	$63

Brazil (6.2%)
Cremer SA	4,284	31
JHSF Participacoes SA	22,303	39
Tegma Gestao Logistica	2,182	19
Vale SA (Preference)	1,674	21
		110
Canada (3.3%)
Big Rock Brewery, Inc.	1,108	17
Second Cup Ltd. (The)	9,262	42
		59
France (16.9%)
Accor SA	660	34
Christian Dior SA	526	101
Eurazeo SA	1,151	103
Societe BIC SA	251	33
Vivendi SA	1,025	29
		300
Germany (3.6%)
ThyssenKrupp AG (a)	2,355	63

Greece (1.1%)
Titan Cement Co., SA (Preference) (a)	1,462	20

Hong Kong (2.3%)
Shangri-La Asia Ltd.	24,000	40

Ireland (1.4%)
Mincon Group PLC (a)	17,505	25

Italy (7.9%)
Autogrill SpA (a)	2,925	30
Davide Campari-Milano SpA	4,319	35
Tamburi Investment Partners SpA	19,400	75
		140
Netherlands (5.0%)
Delta Lloyd N.V.	979	27
Koninklijke KPN N.V. (a)	6,632	23
Koninklijke Philips N.V.	1,097	39
		89
Nigeria (1.7%)
Guinness Nigeria PLC	26,293	31

Romania (0.7%)
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (a)(b)	1,165	12

Singapore (5.2%)
Mandarin Oriental International Ltd.	53,000	93

Spain (1.7%)
Baron de Ley (a)	303	30

Sweden (1.8%)
Byggmax Group AB	3,996	31

Switzerland (5.4%)
Nestle SA (Registered)	1,273	96

United States (25.7%)
BJ’s Restaurants, Inc. (a)	1,028	34
Crimson Wine Group Ltd. (a)	3,340	29
Dresser-Rand Group, Inc. (a)	582	34
Essent Group Ltd. (a)	1,961	44
Ignite Restaurant Group, Inc. (a)	2,602	37
Mosaic Co. (The)	657	33
Motorola Solutions, Inc.	1,018	65
News Corp., Class A (a)	1,745	30
PetSmart, Inc.	518	36
Progressive Corp. (The)	2,848	69
Roundy’s, Inc.	6,610	45
		456
Total Common Stocks (Cost $1,381)		1,658

Participation Note (1.4%)
China (1.4%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (Cost $28)	1,000	25

	Face Amount (000)
Corporate Bond (1.2%)
United States (1.2%)
Molycorp, Inc. 5.50%, 2/1/18 (Cost $24)	$24	22

	Shares
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $40)	40,434	40
Total Investments (98.4%) (Cost $1,473) (d)+		1,745
Other Assets in Excess of Liabilities (1.6%)		28
Net Assets (100.0%)		$1,773

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $1,002,000 and 56.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $1,473,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $272,000 of which approximately $362,000 related to appreciated securities and approximately $90,000 related to depreciated securities.

GDR	Global Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.1%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	36,846	$—

Belgium (1.3%)
Anheuser-Busch InBev N.V.	1,947	205

Brazil (3.0%)
CETIP SA - Mercados Organizados	37,746	457

Canada (3.2%)
Brookfield Asset Management, Inc., Class A	6,204	253
Brookfield Infrastructure Partners LP	6,100	241
		494
China (13.6%)
Autohome, Inc. ADR (a)	9,508	365
Baidu, Inc. ADR (a)	1,890	288
New Oriental Education & Technology Group, Inc. ADR	12,171	357
Qihoo 360 Technology Co., Ltd. ADR (a)	4,012	400
TAL Education Group ADR (a)	30,111	678
		2,088
Denmark (4.5%)
DSV A/S	21,261	687

Hong Kong (1.9%)
Louis XIII Holdings Ltd. (a)	271,120	297

India (4.6%)
Adani Ports and Special Economic Zone	114,660	361
Jubilant Foodworks Ltd. (a)	19,606	349
		710
Italy (1.0%)
Prada SpA (d)	20,800	163

Japan (1.4%)
Calbee, Inc.	8,900	210

Korea, Republic of (6.3%)
Hotel Shilla Co., Ltd.	5,463	443
NAVER Corp.	725	528
		971
South Africa (3.3%)
Naspers Ltd., Class N	4,572	504

Switzerland (1.4%)
Kuehne & Nagel International AG (Registered)	1,565	219

United Kingdom (4.1%)
Burberry Group PLC	17,589	410
Intertek Group PLC	4,183	214
		624

United States (41.5%)
Amazon.com, Inc. (a)	2,848	958
Cognizant Technology Solutions Corp., Class A (a)	7,844	397
Facebook, Inc., Class A (a)	16,589	999
Google, Inc., Class A (a)	742	827
Greenlight Capital Re Ltd., Class A (a)	7,607	250
Luxoft Holding, Inc. (a)	17,686	620
Mastercard, Inc., Class A	5,537	414
Monsanto Co.	2,173	247
MSCI, Inc. (a)	4,854	209
Priceline.com, Inc. (a)	392	467
Twitter, Inc. (a)	3,554	166
Visa, Inc., Class A	1,811	391
WisdomTree Investments, Inc. (a)	12,118	159
Wynn Resorts Ltd.	1,231	274
		6,378
Total Common Stocks (Cost $9,260)		14,007

Preferred Stock (0.3%)
India (0.3%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost - $51; acquired 10/4/13) (Cost $51)	2,242	53

Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(c)(e) (acquisition cost - $ - @; acquired 9/16/10) (Cost $ - @)	9	—	@

Participation Notes (4.1%)
China (4.1%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 8/18/14 (a)	14,080	351
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21	11,350	282
Total Participation Notes (Cost $640)		633

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	134,154	—	@
USD/CNY December 2014 @ CNY 6.50	1,665,755	5
USD/CNY December 2014 @ CNY 6.50	1,869,554	6
Total Call Options Purchased (Cost $12)		11

	Shares	Value (000)
Short-Term Investment (4.3%)
Investment Company (4.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $669)	668,724	669

Total Investments (99.9%) (Cost $10,632) (g)+	15,373
Other Assets in Excess of Liabilities (0.1%)	8
Net Assets (100.0%)	$15,381

(a)		Non-income producing security.
(b)		Security has been deemed illiquid at March 31, 2014.
(c)

At March 31, 2014, the Portfolio held fair valued securities valued at approximately $53,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)		Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to approximately $53,000 and represents 0.3% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $4,590,000 and 29.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $10,632,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $4,741,000 of which approximately $4,862,000 related to appreciated securities and approximately $121,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	–	Chinese Yuan Renminbi
USD	–	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Australia (6.2%)
CFS Retail Property Trust Group REIT	1,864,134	$3,268
Dexus Property Group REIT	7,734,724	7,605
Federation Centres Ltd. REIT	3,799,578	8,318
Goodman Group REIT	4,542,371	19,935
GPT Group REIT	2,890,381	9,812
Mirvac Group REIT	7,350,171	11,592
Stockland REIT	3,894,050	13,548
Westfield Group REIT	4,410,004	41,939
Westfield Retail Trust REIT	6,033,375	16,678
		132,695
Austria (0.2%)
Atrium European Real Estate Ltd. (a)	626,588	3,535

Belgium (0.1%)
Cofinimmo REIT	20,034	2,390

Brazil (0.8%)
BR Malls Participacoes SA	473,761	4,088
BR Properties SA	785,600	6,451
Iguatemi Empresa de Shopping Centers SA	582,901	5,590
		16,129
Canada (2.1%)
Boardwalk REIT	135,048	7,408
Brookfield Canada Office Properties REIT	190,711	4,822
Calloway REIT	85,751	1,998
Canadian Apartment Properties REIT	44,078	850
Crombie Real Estate Investment Trust REIT	247,510	2,985
Extendicare, Inc.	190,110	1,188
First Capital Realty, Inc.	388,480	6,167
RioCan REIT	822,060	19,802
		45,220
China (1.5%)
China Overseas Grand Oceans Group Ltd. (b)	2,328,000	1,534
China Overseas Land & Investment Ltd. (b)	3,458,000	8,971
China Resources Land Ltd. (b)	6,675,000	14,661
Country Garden Holdings Co., Ltd. (b)	9,863,328	4,120
Shimao Property Holdings Ltd. (b)	1,223,000	2,692
		31,978
Finland (0.2%)
Sponda Oyj	927,356	4,401

France (3.2%)
Altarea REIT	4,591	834
Fonciere Des Regions REIT	63,173	5,851
Gecina SA REIT	36,216	4,817
ICADE REIT	60,052	5,947
Klepierre REIT	144,062	6,452
Mercialys SA REIT	138,331	2,896
Unibail-Rodamco SE REIT	163,354	42,474
		69,271

Germany (1.5%)
Alstria Office AG REIT (a)	176,895	2,372
Deutsche Annington Immobilien SE (a)	121,974	3,481
Deutsche Euroshop AG	134,381	6,116
Deutsche Wohnen AG (a)	73,819	1,542
Deutsche Wohnen AG	265,612	5,698
LEG Immobilien AG (a)	180,828	11,867
Prime Office AG REIT (a)	523,570	2,089
		33,165
Hong Kong (11.2%)
Hang Lung Properties Ltd.	1,990,000	5,726
Henderson Land Development Co., Ltd.	1,331,214	7,791
Hongkong Land Holdings Ltd.	5,625,000	36,381
Hysan Development Co., Ltd.	4,510,014	19,657
Kerry Properties Ltd.	2,169,220	7,231
Link REIT (The)	5,689,775	28,000
New World Development Co., Ltd.	13,821,914	13,909
Sino Land Co., Ltd.	3,120,693	4,589
Sun Hung Kai Properties Ltd.	6,470,180	79,336
Swire Properties Ltd.	3,115,600	8,906
Wharf Holdings Ltd.	4,284,763	27,432
		238,958
Italy (0.2%)
Beni Stabili SpA REIT	4,070,921	3,505

Japan (13.9%)
Activia Properties, Inc. REIT	759	6,104
Advance Residence Investment Corp. REIT	530	1,128
Daiwa House Investment Corp. REIT	290	1,161
Hulic Co., Ltd.	703,100	9,605
Industrial & Infrastructure Fund Investment Corp. REIT	85	699
Japan Real Estate Investment Corp. REIT	2,683	13,456
Japan Retail Fund Investment Corp. REIT	3,667	7,214
Mitsubishi Estate Co., Ltd.	3,343,000	79,557
Mitsui Fudosan Co., Ltd.	2,367,000	72,058
Nippon Building Fund, Inc. REIT	4,126	21,532
Nippon Prologis, Inc. REIT	2,844	5,733
Orix, Inc. J-REIT	4,653	5,802
Sumitomo Realty & Development Co., Ltd.	1,453,000	56,782
Tokyo Tatemono Co., Ltd.	1,213,000	10,379
United Urban Investment Corp. REIT	3,128	4,592
		295,802
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	12,867,024	—

Netherlands (0.8%)
Corio N.V. REIT	142,137	6,500
Eurocommercial Properties N.V. CVA REIT	137,766	6,053
Vastned Retail N.V. REIT	19,394	956
Wereldhave N.V. REIT	43,191	3,680
		17,189
Norway (0.2%)
Norwegian Property ASA	2,975,065	3,603

Singapore (2.6%)
Ascendas Real Estate Investment Trust REIT	3,460,000	6,214
CapitaCommercial Trust REIT	1,712,000	2,024
CapitaLand Ltd.	4,788,000	11,021
CapitaMall Trust REIT	4,687,000	7,039
CapitaMalls Asia Ltd.	1,595,000	2,268
City Developments Ltd.	770,000	6,196
Global Logistic Properties Ltd.	3,158,000	6,649
Keppel REIT	874,000	792
SPH REIT	6,662,000	5,195
UOL Group Ltd.	1,524,000	7,580
		54,978
Spain (0.1%)
Hispania Activos Inmobiliarios SAU (a)	128,000	1,841

Sweden (0.7%)
Atrium Ljungberg AB, Class B	204,532	3,107
Castellum AB	139,507	2,319
Fabege AB	108,070	1,409
Hufvudstaden AB, Class A	627,783	8,865
		15,700
Switzerland (0.9%)
Mobimo Holding AG (Registered) (a)	4,888	1,037
PSP Swiss Property AG (Registered) (a)	145,485	13,683
Swiss Prime Site AG (Registered) (a)	56,158	4,777
		19,497
United Kingdom (6.2%)
British Land Co., PLC REIT	2,341,703	25,561
Capital & Counties Properties PLC	590,807	3,451
Capital & Regional PLC	4,220,422	3,308
Derwent London PLC REIT	196,545	8,890
Grainger PLC	714,548	2,874
Great Portland Estates PLC REIT	614,701	6,467
Hammerson PLC REIT	1,970,145	18,215
Intu Properties PLC REIT	1,481,354	6,975
Land Securities Group PLC REIT	1,633,380	27,835
LXB Retail Properties PLC (a)	3,749,232	7,811
Quintain Estates & Development PLC (a)	2,028,727	3,485
Safestore Holdings PLC REIT	1,429,500	5,647
Segro PLC REIT	576,219	3,193
Shaftesbury PLC REIT	389,997	4,277
ST Modwen Properties PLC	160,006	1,067
Unite Group PLC	420,512	3,046
		132,102
United States (46.1%)
Acadia Realty Trust REIT	138,591	3,656
Alexandria Real Estate Equities, Inc. REIT	138,450	10,046
Ashford Hospitality Prime, Inc. REIT	9,990	151
Ashford Hospitality Trust, Inc. REIT	73,841	832
AvalonBay Communities, Inc. REIT	475,540	62,448
Boston Properties, Inc. REIT	313,036	35,852
BRE Properties, Inc. REIT	145,918	9,161
Brookfield Property Partners LP (a)	199,392	3,729
Camden Property Trust REIT	355,151	23,916
Cousins Properties, Inc. REIT	464,675	5,330

DCT Industrial Trust, Inc. REIT	728,050	5,737
DDR Corp. REIT	167,520	2,761
Duke Realty Corp. REIT	810,960	13,689
Equity Lifestyle Properties, Inc. REIT	304,064	12,360
Equity Residential REIT	1,418,254	82,244
Essex Property Trust, Inc. REIT	29,572	5,029
Exeter Industrial Value Fund, LP REIT (a)(c)(d)(e)	1,860,000	1,575
Federal Realty Investment Trust REIT	73,514	8,433
Forest City Enterprises, Inc., Class A (a)	606,409	11,582
General Growth Properties, Inc. REIT	1,849,187	40,682
HCP, Inc. REIT	565,292	21,928
Health Care, Inc. REIT	109,180	6,507
Healthcare Realty Trust, Inc. REIT	465,500	11,242
Host Hotels & Resorts, Inc. REIT	3,744,957	75,798
Hudson Pacific Properties, Inc. REIT	354,047	8,168
KTR Industrial Fund II, LP REIT (a)(c)(d)(e)	4,597,826	4,819
Lexington Realty Trust REIT	27,490	300
Liberty Property Trust REIT	99,740	3,685
Macerich Co. (The) REIT	592,073	36,904
Mack-Cali Realty Corp. REIT	682,898	14,197
Mid-America Apartment Communities, Inc. REIT	88,424	6,037
National Retail Properties, Inc. REIT	415,650	14,265
ProLogis, Inc. REIT	729,625	29,791
PS Business Parks, Inc. REIT	39,153	3,274
Public Storage REIT	314,385	52,971
Realty Income Corp. REIT	33,520	1,370
Regency Centers Corp. REIT	769,441	39,288
Rexford Industrial Realty, Inc. REIT	96,590	1,370
Senior Housing Properties Trust REIT	1,331,968	29,929
Simon Property Group, Inc. REIT	831,574	136,378
Sovran Self Storage, Inc. REIT	6,569	482
Starwood Hotels & Resorts Worldwide, Inc.	408,266	32,498
Summit Hotel Properties, Inc. REIT	11,181	104
Tanger Factory Outlet Centers, Inc. REIT	260,563	9,120
Taubman Centers, Inc. REIT	168,329	11,916
Ventas, Inc. REIT	398,170	24,117
Vornado Realty Trust REIT	698,191	68,814
		984,485
Total Common Stocks (Cost $1,908,409)		2,106,444

	No. of Rights
Rights (0.1%)
Hong Kong (0.1%)
New World Development Co., Ltd. (a)	4,556,971	943

United Kingdom (0.0%)
Intu Properties PLC REIT (a)	423,244	670
Total Rights (Cost $—)		1,613

	Shares	Value (000)
Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (f) (Cost $16,974)	16,973,806	16,974

Total Investments (99.6%) (Cost $1,925,383) (g)+	2,125,031
Other Assets in Excess of Liabilities (0.4%)	9,025
Net Assets (100.0%)	$2,134,056

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	Security has been deemed illiquid at March 31, 2014.
(d)

At March 31, 2014, the Portfolio held fair valued securities valued at approximately $6,394,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $1,511,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of $2,522,000. At March 31, 2014, these securities had an aggregate market value of approximately $6,394,000 representing 0.3% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $1,058,767,000 and 49.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $1,925,383,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $199,648,000 of which approximately $276,241,000 related to appreciated securities and approximately $76,593,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
France (7.5%)
LVMH Moet Hennessy Louis Vuitton SA	1,236	$225
Pernod-Ricard SA	2,357	274
Sanofi	8,226	860
		1,359
Germany (6.9%)
BASF SE	1,612	179
Bayer AG (Registered)	2,859	387
SAP AG	8,417	681
		1,247
Switzerland (15.1%)
Nestle SA (Registered)	15,674	1,181
Novartis AG (Registered)	10,834	920
Roche Holding AG (Genusschein)	2,038	613
		2,714
United Kingdom (29.7%)
Aggreko PLC	4,803	120
British American Tobacco PLC	19,256	1,072
Diageo PLC	24,251	753
Experian PLC	6,534	118
GlaxoSmithKline PLC	12,846	342
Imperial Tobacco Group PLC	4,302	174
Prudential PLC	10,650	226
Reckitt Benckiser Group PLC	11,213	914
Smiths Group PLC	5,885	125
Unilever PLC	26,243	1,121
Weir Group PLC (The)	8,978	380
		5,345
United States (37.7%)
3M Co.	4,435	602
Accenture PLC, Class A	6,843	545
Aon PLC	1,032	87
Covidien PLC	2,998	221
Danaher Corp.	7,168	538
Google, Inc., Class A (a)	411	458
Intuit, Inc.	1,547	120
Johnson & Johnson	7,183	705
McDonald’s Corp.	1,534	150
Microsoft Corp.	8,822	362
Mondelez International, Inc., Class A	13,730	474
Moody’s Corp.	2,324	184
Nielsen Holdings N.V.	8,354	373
NIKE, Inc., Class B	3,516	260
Philip Morris International, Inc.	6,767	554
Procter & Gamble Co. (The)	5,907	476
Time Warner, Inc.	6,318	413
Visa, Inc., Class A	1,286	278
		6,800
Total Common Stocks (Cost $16,689)		17,465

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $397)	396,910	397
Total Investments (99.1%) (Cost $17,086) (c)+		17,862
Other Assets in Excess of Liabilities (0.9%)		167
Net Assets (100.0%)		$18,029

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $10,665,000 and 59.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $17,086,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $776,000 of which approximately $834,000 related to appreciated securities and approximately $58,000 related to depreciated securities.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (85.0%)
Australia (1.5%)
Aurizon Holding Ltd.	13,031	$62

Belgium (4.0%)
Anheuser-Busch InBev N.V.	1,629	171

Brazil (2.5%)
CETIP SA - Mercados Organizados	8,703	105

Canada (5.3%)
Brookfield Asset Management, Inc., Class A	2,836	116
Brookfield Infrastructure Partners LP	2,782	110
		226
China (5.0%)
New Oriental Education & Technology Group, Inc. ADR	3,492	103
TAL Education Group ADR (a)	4,904	110
		213
Denmark (5.3%)
DSV A/S	6,923	224

France (10.8%)
Christian Dior SA	689	133
Danone SA	1,543	109
Edenred	1,623	51
Hermes International	158	52
Pernod Ricard SA	977	114
		459
Germany (2.6%)
Adidas AG	1,013	110

Indonesia (0.7%)
Hero Supermarket Tbk PT (a)	124,800	30

Italy (1.6%)
Prada SpA (b)	9,000	70

Japan (2.4%)
Calbee, Inc.	4,300	102

Korea, Republic of (5.2%)
Hotel Shilla Co., Ltd.	1,467	119
NAVER Corp.	141	103
		222
Norway (1.2%)
Telenor ASA	2,351	52

Singapore (1.7%)
Mandarin Oriental International Ltd.	41,000	72

South Africa (2.7%)
Naspers Ltd., Class N	1,044	115

Switzerland (7.9%)
Kuehne & Nagel International AG (Registered)	1,023	143
Nestle SA (Registered)	2,570	194
		337
United Kingdom (17.7%)
British American Tobacco PLC	1,056	59
Burberry Group PLC	7,106	165
Diageo PLC	3,938	122
Imperial Tobacco Group PLC	1,549	63
Intertek Group PLC	2,643	136
Reckitt Benckiser Group PLC	1,609	131
Tesco PLC	15,429	76
		752
United States (6.9%)
Cognizant Technology Solutions Corp., Class A (a)	2,257	114
Luxoft Holding, Inc. (a)	5,089	179
		293
Total Common Stocks (Cost $3,109)		3,615

Participation Notes (5.5%)
China (5.5%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 8/18/14 (a)	4,200	105
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21	5,280	131
Total Participation Notes (Cost $252)		236

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 CNY @ 6.50	$32,374	—	@
USD/CNY December 2014 CNY @ 6.50	396,018	1
USD/CNY December 2014 CNY @ 6.50	464,184	2
Total Call Options Purchased (Cost $3)		3

	Shares	Value (000)
Short-Term Investment (7.5%)
Investment Company (7.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $318)	318,418	318
Total Investments (98.1%) (Cost $3,682) (d)+		4,172
Other Assets in Excess of Liabilities (1.9%)		79
Net Assets (100.0%)		$4,251

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.

(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(d)

The approximate fair value and percentage of net assets, $2,778,000 and 65.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $3,682,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $490,000 of which approximately $552,000 related to appreciated securities and approximately $62,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.5%)
Australia (1.8%)
Santos Ltd.	6,011,630	$75,302
WorleyParsons Ltd.	1,876,501	26,361
		101,663
Canada (1.2%)
Barrick Gold Corp.	2,568,097	45,717
Turquoise Hill Resources Ltd. (a)	6,431,028	21,524
		67,241
China (1.9%)
China Petroleum & Chemical Corp. H Shares (b)	120,054,000	107,238

France (10.0%)
BNP Paribas SA	1,041,771	80,535
Credit Agricole SA (a)	3,616,267	57,112
LVMH Moet Hennessy Louis Vuitton SA	374,777	68,225
Pernod Ricard SA	484,963	56,501
Sanofi	2,130,547	222,642
Vallourec SA	1,244,482	67,650
		552,665
Germany (8.3%)
BASF SE	581,897	64,670
Bayer AG (Registered)	713,831	96,536
Continental AG	441,574	105,813
HeidelbergCement AG	513,906	44,037
SAP AG	1,864,042	150,883
		461,939
Hong Kong (0.5%)
AIA Group Ltd.	6,008,700	28,548

Ireland (1.1%)
CRH PLC	2,143,201	59,749

Italy (1.5%)
Eni SpA	3,201,152	80,389

Japan (16.7%)
Asatsu-DK, Inc.	181,485	3,772
Hitachi Ltd.	6,030,000	44,420
Hoya Corp.	1,056,800	33,041
Inpex Corp.	6,914,400	89,548
Keyence Corp.	62,710	25,799
Kyocera Corp.	1,601,200	72,082
Lawson, Inc. (c)	681,200	48,151
Mitsubishi Electric Corp.	2,250,000	25,263
Mitsubishi Estate Co., Ltd.	2,982,000	70,966
MS&AD Insurance Group Holdings	1,625,400	37,167
NGK Spark Plug Co., Ltd.	1,873,000	42,006
Nitto Denko Corp.	247,900	11,939
NKSJ Holdings, Inc.	2,939,900	75,418
NTT DoCoMo, Inc.	3,443,700	54,237
Sekisui House Ltd.	4,851,000	60,105
Sumco Corp. (c)	2,222,800	17,227

Sumitomo Mitsui Financial Group, Inc.	1,878,051	80,055
Sumitomo Mitsui Trust Holdings, Inc.	6,165,999	27,804
Toyota Motor Corp. (c)	1,931,900	108,725
		927,725
Netherlands (6.4%)
Akzo Nobel N.V.	762,318	62,460
ArcelorMittal (c)	2,277,908	36,903
Unilever N.V. CVA	6,276,601	258,077
		357,440
Sweden (2.6%)
Nordea Bank AB	5,153,256	73,188
Svenska Handelsbanken AB, Class A (c)	1,363,362	68,520
		141,708
Switzerland (16.1%)
Credit Suisse Group AG (Registered) (a)	2,366,439	76,630
Holcim Ltd. (Registered) (a)	503,884	41,843
Nestle SA (Registered)	3,347,673	252,243
Novartis AG (Registered)	2,431,623	206,531
Roche Holding AG (Genusschein)	581,024	174,648
Swisscom AG (Registered)	69,701	42,801
Zurich Insurance Group AG (a)	318,873	97,990
		892,686
United Kingdom (29.1%)
Admiral Group PLC	2,275,712	54,231
Aggreko PLC (c)	1,513,023	37,934
BG Group PLC	5,896,158	109,965
BHP Billiton PLC	1,496,225	46,185
British American Tobacco PLC	4,766,779	265,386
Bunzl PLC	729,026	19,433
Diageo PLC	4,978,500	154,517
GlaxoSmithKline PLC	3,969,709	105,752
Glencore Xstrata PLC (a)	2,004,581	10,340
HSBC Holdings PLC	5,406,081	54,737
Imperial Tobacco Group PLC	2,691,611	108,849
Lloyds Banking Group PLC (a)	27,789,579	34,880
Prudential PLC	5,235,356	110,907
Reckitt Benckiser Group PLC	3,015,694	245,773
Resolution Ltd.	10,817,784	53,939
Rio Tinto PLC	535,390	29,858
Smiths Group PLC	2,382,242	50,576
Vodafone Group PLC	5,943,714	21,882
Weir Group PLC (The)	2,380,821	100,815
		1,615,959
United States (0.3%)
Verizon Communications, Inc.	286,587	13,664
Total Common Stocks (Cost $4,383,678)		5,408,614

Short-Term Investments (3.2%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	64,480,112	64,480

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $4,795; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $4,891)	$4,795	4,795
BNP Paribas Securities Corp., (0.05%, dated 3/31/14, due 4/1/14; proceeds $4,719; fully collateralized by a U.S. Government Obligation; 0.88% due 2/28/17; valued at $4,813)	4,719	4,719
Merrill Lynch & Co., Inc., (0.07%, dated 3/31/14, due 4/1/14; proceeds $9,977; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 3/1/26 - 10/1/43; valued at $10,176)	9,977	9,977
		19,491
Total Securities held as Collateral on Loaned Securities (Cost $83,971)		83,971

	Shares	Value (000)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $96,800)	96,800,267	96,800
Total Short-Term Investments (Cost $180,771)		180,771
Total Investments (100.7%) (Cost $4,564,449) Including $81,439 of Securities Loaned (e)(f)+		5,589,385
Liabilities in Excess of Other Assets (-0.7%)		(37,830)
Net Assets (100.0%)		$5,551,555

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $81,439,000 and $83,971,000, respectively. The Portfolio received cash collateral of approximately $83,971,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(f)

The approximate fair value and percentage of net assets, $5,327,709,000 and 96.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $4,564,449,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,024,936,000 of which approximately $1,127,236,000 related to appreciated securities and approximately $102,300,000 related to depreciated securities.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contracts:

The Portfolio had the following foreign currency forward exchange contracts open at March 31, 2014:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	30,335,000	$293,920	4/14/14	USD	293,671	$293,671	$(249)

JPY	–	Japanese Yen
USD	–	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.7%)
Australia (0.0%)
AET&D Holdings No. 1 Ltd. (a)(b)(c)	16,699	$—

Belgium (2.1%)
Anheuser-Busch InBev N.V.	1,678	176

Brazil (3.2%)
CETIP SA - Mercados Organizados	21,659	262

Canada (5.5%)
Brookfield Asset Management, Inc., Class A	5,756	235
Brookfield Infrastructure Partners LP	5,652	223
		458
China (18.2%)
Autohome, Inc. ADR (a)	5,337	205
Baidu, Inc. ADR (a)	1,148	175
New Oriental Education & Technology Group, Inc. ADR	7,086	208
Qihoo 360 Technology Co., Ltd. ADR (a)	2,986	297
TAL Education Group ADR (a)	19,911	448
Wynn Macau Ltd. (d)	41,600	173
		1,506
Denmark (6.3%)
DSV A/S	16,061	519

France (6.4%)
Christian Dior SA	930	179
Danone SA	1,427	101
Hermes International	310	103
Pernod-Ricard SA	1,291	151
		534
Germany (2.0%)
Adidas AG	1,511	164

Hong Kong (1.5%)
Louis XIII Holdings Ltd. (a)	112,500	123

India (2.0%)
MakeMyTrip Ltd. (a)	6,078	165

Indonesia (0.5%)
Hero Supermarket Tbk PT (a)	172,000	42

Italy (1.7%)
Prada SpA (d)	17,900	140

Japan (2.3%)
Calbee, Inc.	8,000	189

Korea, Republic of (8.8%)
Hotel Shilla Co., Ltd.	3,000	243
Medy-Tox, Inc.	1,258	172

NAVER Corp.	431	314
		729
Singapore (1.2%)
Mandarin Oriental International Ltd.	56,000	98

South Africa (3.5%)
Naspers Ltd., Class N	2,633	290

Switzerland (4.7%)
Kuehne & Nagel International AG (Registered)	1,353	190
Nestle SA (Registered)	2,708	204
		394
Taiwan (1.0%)
Wei Chuan Foods Corp.	57,000	86

United Kingdom (11.1%)
Burberry Group PLC	14,394	335
Diageo PLC ADR	1,274	159
Intertek Group PLC	3,850	198
Reckitt Benckiser Group PLC	1,491	122
Tesco PLC	21,360	105
		919
United States (9.7%)
Cognizant Technology Solutions Corp., Class A (a)	4,524	229
Greenlight Capital Re Ltd., Class A (a)	6,600	217
Luxoft Holding, Inc. (a)	10,159	356
		802
Total Common Stocks (Cost $5,414)		7,596

Preferred Stock (0.4%)
India (0.4%)
Flipkart Online Services Pvt Ltd. Series D (a)(b)(c)(e) (acquisition cost - $36; acquired 10/4/13) (Cost $36)	1,590	38

Convertible Preferred Stock (0.0%)
China (0.0%)
Youku Tudou, Inc., Class A (a)(b)(c)(e) (acquisition cost - $ - @; acquired 9/16/10) (Cost $-@)	6	—	@

Participation Notes (3.9%)
China (3.9%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 8/18/14 (a)	7,810	194
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21	5,260	131
Total Participation Notes (Cost $334)		325

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 CNY @ 6.50	88,344	—	@
USD/CNY December 2014 CNY @ 6.50	1,090,234	3
USD/CNY December 2014 CNY @ 6.50	1,241,940	4
Total Call Options Purchased (Cost $8)		7

	Shares	Value (000)
Short-Term Investment (3.3%)
Investment Company (3.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $272)	271,987	272
Total Investments (99.4%) (Cost $6,064) (g)+		8,238
Other Assets in Excess of Liabilities (0.6%)		49
Net Assets (100.0%)		$8,287

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2014.
(c)

At March 31, 2014, the Portfolio held fair valued securities valued at approximately $38,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security trades on the Hong Kong exchange.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to approximately $38,000 and represents 0.5% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $4,417,000 and 53.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $6,064,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,174,000 of which approximately $2,326,000 related to appreciated securities and approximately $152,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt.

CNY	–	Chinese Yuan Renminbi
USD	–	United States Dollar

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (11.9%)
CFS Retail Property Trust Group REIT	195,910	$344
Dexus Property Group REIT	854,651	840
Federation Centres Ltd. REIT	471,806	1,033
Goodman Group REIT	529,378	2,323
GPT Group REIT	240,196	815
Mirvac Group REIT	899,275	1,418
Stockland REIT	453,140	1,577
Westfield Group REIT	504,477	4,798
Westfield Retail Trust REIT	713,732	1,973
		15,121
Austria (0.3%)
Atrium European Real Estate Ltd. (a)	77,111	435

Belgium (0.3%)
Cofinimmo REIT	3,000	358

China (2.9%)
China Overseas Grand Oceans Group Ltd. (b)	261,000	172
China Overseas Land & Investment Ltd. (b)	396,000	1,027
China Resources Land Ltd. (b)	765,000	1,680
Country Garden Holdings Co., Ltd. (b)	1,138,145	475
Shimao Property Holdings Ltd. (b)	132,000	291
		3,645
Finland (0.4%)
Sponda Oyj	118,394	562

France (7.0%)
Altarea REIT	569	103
Fonciere Des Regions REIT	8,312	770
Gecina SA REIT	4,631	616
ICADE REIT	7,678	760
Klepierre REIT	18,426	825
Mercialys SA REIT	17,803	373
Unibail-Rodamco SE REIT	20,886	5,431
		8,878
Germany (3.4%)
Alstria Office AG REIT (a)	20,937	281
Deutsche Annington Immobilien SE (a)	15,601	446
Deutsche Euroshop AG	17,228	784
Deutsche Wohnen AG (a)	8,626	180
Deutsche Wohnen AG	38,691	830
LEG Immobilien AG (a)	23,043	1,512
Prime Office AG REIT (a)	65,985	263
		4,296
Hong Kong (21.7%)
Hang Lung Properties Ltd.	232,000	668
Henderson Land Development Co., Ltd.	148,271	868
Hongkong Land Holdings Ltd.	651,000	4,210
Hysan Development Co., Ltd.	534,836	2,331
Kerry Properties Ltd.	244,271	814
Link REIT (The)	661,895	3,257

New World Development Co., Ltd.	1,657,672	1,668
Sino Land Co., Ltd.	360,224	530
Sun Hung Kai Properties Ltd.	750,703	9,205
Swire Properties Ltd.	345,900	989
Wharf Holdings Ltd.	495,117	3,170
		27,710
Italy (0.3%)
Beni Stabili SpA REIT	472,788	407

Japan (27.0%)
Activia Properties, Inc. REIT	88	708
Advance Residence Investment Corp. REIT	65	138
Daiwa House Investment Corp. REIT	32	128
Hulic Co., Ltd.	79,100	1,081
Industrial & Infrastructure Fund Investment Corp. REIT	11	90
Japan Real Estate Investment Corp. REIT	319	1,600
Japan Retail Fund Investment Corp. REIT	463	911
Mitsubishi Estate Co., Ltd.	392,000	9,329
Mitsui Fudosan Co., Ltd.	271,000	8,250
Nippon Building Fund, Inc. REIT	485	2,531
Nippon Prologis, Inc. REIT	350	705
Orix, Inc. J-REIT	539	672
Sumitomo Realty & Development Co., Ltd.	168,000	6,565
Tokyo Tatemono Co., Ltd.	127,000	1,087
United Urban Investment Corp. REIT	380	558
		34,353
Malta (0.0%)
BGP Holdings PLC (a)(c)(d)	4,769,371	—

Netherlands (1.7%)
Corio N.V. REIT	17,741	811
Eurocommercial Properties N.V. CVA REIT	17,062	750
Vastned Retail N.V. REIT	2,420	119
Wereldhave N.V. REIT	5,349	456
		2,136
Norway (0.3%)
Norwegian Property ASA	373,363	452

Singapore (4.9%)
Ascendas Real Estate Investment Trust REIT	409,000	735
CapitaCommercial Trust REIT	203,000	240
CapitaLand Ltd.	536,000	1,234
CapitaMall Trust REIT	555,000	834
CapitaMalls Asia Ltd.	186,000	264
City Developments Ltd.	91,000	732
Global Logistic Properties Ltd.	353,000	743
Keppel REIT	104,000	94
SPH REIT	744,000	580
UOL Group Ltd.	172,000	856
		6,312
Spain (0.2%)
Hispania Activos Inmobiliarios SAU (a)	15,700	226

Sweden (1.6%)
Atrium Ljungberg AB, Class B	27,089	412

Castellum AB	17,393	289
Fabege AB	13,797	180
Hufvudstaden AB, Class A	79,000	1,115
		1,996
Switzerland (2.0%)
Mobimo Holding AG (Registered) (a)	734	155
PSP Swiss Property AG (Registered) (a)	19,083	1,795
Swiss Prime Site AG (Registered) (a)	7,685	654
		2,604
United Kingdom (13.2%)
British Land Co., PLC REIT	299,407	3,268
Capital & Counties Properties PLC	73,718	430
Capital & Regional PLC	527,991	414
Derwent London PLC REIT	24,915	1,127
Grainger PLC	90,075	362
Great Portland Estates PLC REIT	79,732	839
Hammerson PLC REIT	249,056	2,303
Intu Properties PLC REIT	198,383	934
Land Securities Group PLC REIT	208,138	3,547
LXB Retail Properties PLC (a)	444,872	927
Quintain Estates & Development PLC (a)	255,569	439
Safestore Holdings PLC REIT	174,562	690
Segro PLC REIT	77,626	430
Shaftesbury PLC REIT	51,871	569
ST Modwen Properties PLC	19,538	130
Unite Group PLC	49,863	361
		16,770
Total Common Stocks (Cost $160,426)		126,261

	No. of Rights
Rights (0.1%)
Hong Kong (0.1%)
New World Development Co., Ltd. (a)	546,891	113

United Kingdom (0.0%)
Intu Properties PLC REIT (a)	56,681	90
Total Rights (Cost $—)		203

	Shares	Value (000)
Short-Term Investment (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $901)	900,571	901
Total Investments (99.9%) (Cost $161,327) (f)+		127,365
Other Assets in Excess of Liabilities (0.1%)		70
Net Assets (100.0%)		$127,435

(a)                                 Non-income producing security.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  Security has been deemed illiquid at March 31, 2014.

(d)                                 At March 31, 2014, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                   The approximate fair value and percentage of net assets, $126,035,000 and 98.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $161,327,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $33,962,000 of which approximately $5,444,000 related to appreciated securities and approximately $39,406,000 related to depreciated securities.

CVA                     Certificaten Van Aandelen.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Australia (1.4%)
Infomedia Ltd.	2,009,626	$1,336

Brazil (14.7%)
Cremer SA	325,661	2,368
Fleury SA	145,777	1,239
GAEC Educacao SA (a)	242,801	2,299
JHSF Participacoes SA	1,300,825	2,282
Porto Seguro SA	126,097	1,770
Prumo Logistica SA (a)	2,852,293	1,257
Restoque Comercio e Confeccoes de Roupas SA (a)	361,159	968
Tegma Gestao Logistica	177,969	1,497
		13,680
Canada (7.4%)
Big Rock Brewery, Inc.	55,698	856
Corby Spirit and Wine Ltd.	52,092	937
Sears Canada, Inc.	119,402	1,782
Second Cup Ltd. (The)	742,996	3,354
		6,929
China (0.2%)
Autohome, Inc. ADR (a)	4,372	168

Denmark (0.0%)
Bang & Olufsen A/S (a)	2,591	30

France (15.3%)
Eurazeo SA	113,745	10,233
Faiveley Transport SA	32,466	2,357
Laurent-Perrier	14,669	1,443
Paris Orleans SA	6,570	163
		14,196
Germany (3.4%)
Draegerwerk AG & Co., KGaA (Preference)	11,942	1,467
Washtec AG	102,503	1,660
		3,127
Greece (1.8%)
Titan Cement Co., SA (Preference) (a)	123,969	1,706

Hong Kong (5.8%)
China High Precision Automation Group Ltd. (a)(b)(c)	3,968,000	51
L’Occitane International SA	1,907,250	4,711
Louis XIII Holdings Ltd. (a)	546,350	598
		5,360
Ireland (3.8%)
C&C Group PLC	325,253	2,118
Mincon Group PLC (a)	999,687	1,418
		3,536
Italy (13.6%)
Autogrill SpA (a)	186,107	1,908

Brunello Cucinelli SpA	57,778	1,529
Moncler SpA (a)	83,051	1,421
Tamburi Investment Partners SpA	1,565,127	6,050
World Duty Free SpA (a)	124,161	1,743
		12,651
Japan (5.0%)
Milbon Co., Ltd.	80,700	2,680
MISUMI Group, Inc.	70,000	1,936
		4,616
Netherlands (1.8%)
Delta Lloyd N.V.	60,075	1,667

Nigeria (1.6%)
Guinness Nigeria PLC	1,266,363	1,496

Romania (0.7%)
Societatea Nationala de Gaze Naturale ROMGAZ SA GDR (a)(d)	66,460	665

Singapore (6.4%)
Mandarin Oriental International Ltd.	3,416,000	5,980

South Africa (0.4%)
Taste Holdings Ltd.	1,077,398	377

Spain (2.8%)
Baron de Ley (a)	25,996	2,598

Sweden (3.2%)
Byggmax Group AB	219,714	1,723
Mekonomen AB	45,400	1,251
		2,974
United Arab Emirates (2.2%)
Aramex PJSC	2,313,391	2,078

United Kingdom (3.9%)
Anglo-Eastern Plantations	103,303	1,190
Mulberry Group PLC	112,834	1,344
Pets at Home Group Plc (a)	239,271	958
Poundland Group PLC (a)	27,035	171
		3,663
United States (1.9%)
Fox Factory Holding Corp. (a)	94,644	1,789
Total Common Stocks (Cost $83,186)		90,622

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $821)	821,068	821

Total Investments (98.2%) (Cost $84,007) (f)+	91,443
Other Assets in Excess of Liabilities (1.8%)	1,704
Net Assets (100.0%)	$93,147

(a)                                 Non-income producing security.

(b)                                 Security has been deemed illiquid at March 31, 2014.

(c)                                  At March 31, 2014, the Portfolio held a fair valued security valued at approximately $51,000, representing 0.1% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)                                   The approximate fair value and percentage of net assets, $65,380,000 and 70.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $84,007,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $7,436,000 of which approximately $19,597,000 related to appreciated securities and approximately $12,161,000 related to depreciated securities.

ADR                     American Depositary Receipt.

GDR                     Global Depositary Receipt.

PJSC                    Public Joint Stock Company.

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Australia (6.3%)
DUET Group (a)	324,519	$626
Macquarie Atlas Roads Group	79,385	218
Spark Infrastructure Group	156,945	249
Sydney Airport	89,197	348
Transurban Group	132,459	892
		2,333
Austria (1.3%)
Flughafen Wien AG	4,677	464

Brazil (2.3%)
CCR SA	12,600	97
Cia de Saneamento Basico do Estado de Sao Paulo ADR	81,591	755
		852
Canada (12.4%)
Enbridge, Inc. (a)	41,134	1,868
TransCanada Corp. (a)	60,190	2,736
		4,604
China (3.3%)
Beijing Enterprises Holdings Ltd. (b)	34,500	309
China Gas Holdings Ltd. (b)	74,000	116
China Merchants Holdings International Co., Ltd. (b)	31,527	108
ENN Energy Holdings Ltd. (b)	22,000	154
Guangdong Investment Ltd. (b)	430,000	412
Jiangsu Expressway Co., Ltd. H Shares (b)	124,000	141
		1,240
France (4.5%)
Eutelsat Communications SA	28,641	973
SES SA	18,657	697
		1,670
Germany (1.4%)
Fraport AG Frankfurt Airport Services Worldwide	7,100	531

Italy (5.9%)
Atlantia SpA	40,265	1,037
Snam SpA	162,499	952
Terna Rete Elettrica Nazionale SpA	35,463	190
		2,179
Japan (1.8%)
Tokyo Gas Co., Ltd.	131,000	664

Netherlands (0.9%)
Koninklijke Vopak N.V. (a)	5,899	330

Spain (1.6%)
Ferrovial SA	18,110	393
Red Electrica Corp., SA	2,680	218
		611

Switzerland (1.9%)
Flughafen Zuerich AG (Registered)	1,111	714

United Kingdom (8.2%)
National Grid PLC	122,554	1,683
Pennon Group PLC	50,420	625
Severn Trent PLC	11,840	360
United Utilities Group PLC	28,122	370
		3,038
United States (43.4%)
American Tower Corp. REIT	18,560	1,519
American Water Works Co., Inc.	19,230	873
Atmos Energy Corp.	6,430	303
CenterPoint Energy, Inc.	20,801	493
Cheniere Energy, Inc. (c)	8,290	459
Crown Castle International Corp.	18,109	1,336
Enbridge Energy Management LLC (a)(c)	23,058	639
ITC Holdings Corp.	35,707	1,334
Kinder Morgan, Inc.	22,542	732
NiSource, Inc.	12,600	448
Northeast Utilities	15,610	710
Oneok, Inc.	12,230	725
PG&E Corp.	19,130	826
Plains GP Holdings LP, Class A	12,508	350
SBA Communications Corp., Class A (c)	6,229	567
SemGroup Corp., Class A (a)	5,340	351
Sempra Energy	16,280	1,575
Spectra Energy Corp.	31,610	1,168
Union Pacific Corp.	2,750	516
Williams Cos., Inc. (The)	29,180	1,184
		16,108
Total Common Stocks (Cost $29,664)		35,338

Short-Term Investments (17.9%)
Securities held as Collateral on Loaned Securities (13.5%)
Investment Company (10.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d)	3,855,855	3,856

	Face Amount (000)	Value (000)
Repurchase Agreements (3.1%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $287; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $292)	$287	287
BNP Paribas Securities Corp., (0.05%, dated 3/31/14, due 4/1/14; proceeds $282; fully collateralized by a U.S. Government Obligation; 0.88% due 2/28/17; valued at $289)	282	282

Merrill Lynch & Co., Inc., (0.07%, dated 3/31/14, due 4/1/14; proceeds $597; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 3/1/26 - 10/1/43; valued at $609)	597	597
		1,166
Total Securities held as Collateral on Loaned Securities (Cost $5,022)		5,022

	Shares	Value (000)
Investment Company (4.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (d) (Cost $1,633)	1,632,877	1,633
Total Short-Term Investments (Cost $6,655)		6,655
Total Investments (113.1%) (Cost $36,319) Including $4,817 of Securities Loaned (e)+		41,993
Liabilities in Excess of Other Assets (-13.1%)		(4,859)
Net Assets (100.0%)		$37,134

(a)                                 All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $4,817,000 and $5,022,000, respectively. The Portfolio received cash collateral of approximately $5,022,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)                                 Security trades on the Hong Kong exchange.

(c)                                  Non-income producing security.

(d)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)                                  The approximate fair value and percentage of net assets, $13,774,000 and 37.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $36,319,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $5,674,000 of which approximately $5,769,000 related to appreciated securities and approximately $95,000 related to depreciated securities.

ADR                     American Depositary Receipt.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.5%)
Asset Management & Custodian (1.6%)
Eurazeo SA (France)	4,226	$380

Back Office Support, HR & Consulting (1.3%)
Verisk Analytics, Inc., Class A (a)	4,906	294

Beverage: Soft Drinks (7.0%)
Coca-Cola Co.	9,243	358
Dr. Pepper Snapple Group, Inc.	10,317	562
Monster Beverage Corp. (a)	3,615	251
PepsiCo, Inc.	5,859	489
		1,660
Cable Television Services (1.5%)
Naspers Ltd., Class N (South Africa)	3,225	356

Computer Services, Software & Systems (17.3%)
Cognizant Technology Solutions Corp., Class A (a)	4,440	225
Facebook, Inc., Class A (a)	28,124	1,694
Google, Inc., Class A (a)	1,564	1,743
Twitter, Inc. (a)	8,967	419
		4,081
Computer Technology (2.7%)
Apple, Inc.	1,168	627

Consumer Services: Miscellaneous (1.2%)
eBay, Inc. (a)	5,243	290

Diversified Retail (9.2%)
Amazon.com, Inc. (a)	5,138	1,729
Dollar Tree, Inc. (a)	8,394	438
		2,167
Environmental, Maintenance & Security Services (1.3%)
Intertek Group PLC (United Kingdom)	6,051	311

Financial Data & Systems (7.8%)
Mastercard, Inc., Class A	10,315	770
MSCI, Inc. (a)	7,105	306
Visa, Inc., Class A	3,508	757
		1,833
Foods (7.5%)
McCormick & Co., Inc.	6,107	438
Mead Johnson Nutrition Co.	9,722	809
Nestle SA ADR (Switzerland)	6,914	520
		1,767
Hotel/Motel (2.2%)
Edenred (France)	16,301	512

Insurance: Multi-Line (2.7%)
Berkshire Hathaway, Inc., Class B (a)	5,103	638

Insurance: Property-Casualty (3.9%)
Arch Capital Group Ltd. (a)	4,912	282

Progressive Corp. (The)	25,755	624
		906
Medical Equipment (2.6%)
Thermo Fisher Scientific, Inc.	5,004	602

Oil: Refining & Marketing (1.5%)
Phillips 66	4,546	350

Pharmaceuticals (4.7%)
Abbott Laboratories	13,617	524
Valeant Pharmaceuticals International, Inc. (Canada) (a)	4,490	592
		1,116
Publishing (1.3%)
McGraw Hill Financial, Inc.	4,147	316

Restaurants (5.4%)
Dunkin’ Brands Group, Inc.	6,476	325
Panera Bread Co., Class A (a)	1,609	284
Starbucks Corp.	9,070	665
		1,274
Telecommunications Equipment (2.5%)
Motorola Solutions, Inc.	9,321	599

Textiles, Apparel & Shoes (6.3%)
Burberry Group PLC (United Kingdom)	9,775	228
Carter’s, Inc.	4,031	313
Christian Dior SA (France)	3,753	723
Moncler SpA (Italy) (a)	12,898	221
		1,485
Total Common Stocks (Cost $15,843)		21,564

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	233,898	1
USD/CNY December 2014 @ CNY 6.50	2,895,653	8
USD/CNY December 2014 @ CNY 6.50	3,294,474	9
Total Call Options Purchased (Cost $20)		18

	Shares	Value (000)
Short-Term Investment (8.0%)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $1,896)	1,896,224	1,896

Total Investments (99.6%) (Cost $17,759) (c)+	23,478
Other Assets in Excess of Liabilities (0.4%)	105
Net Assets (100.0%)	$23,583

(a)		Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $2,731,000 and 11.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $17,759,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $5,719,000 of which approximately $5,754,000 related to appreciated securities and approximately $35,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (91.7%)
Asset Management & Custodian (1.3%)
BlackRock, Inc. (a)	53,892	$16,948

Automobiles (2.8%)
Tesla Motors, Inc. (a)(b)	170,198	35,478

Back Office Support, HR & Consulting (1.2%)
Verisk Analytics, Inc., Class A (b)	264,692	15,871

Beverage: Soft Drinks (1.1%)
Keurig Green Mountain, Inc.	139,557	14,736

Biotechnology (0.5%)
Alexion Pharmaceuticals, Inc. (b)	22,768	3,463
Regeneron Pharmaceuticals, Inc. (a)(b)	10,436	3,134
		6,597
Cable Television Services (2.3%)
Charter Communications, Inc., Class A (b)	83,042	10,231
Naspers Ltd., Class N (South Africa)	175,294	19,341
		29,572
Computer Services, Software & Systems (24.8%)
Facebook, Inc., Class A (b)	1,588,570	95,696
FireEye, Inc. (b)	166,799	10,270
Google, Inc., Class A (b)	90,072	100,386
Groupon, Inc. (b)	2,284,304	17,909
LinkedIn Corp., Class A (b)	77,225	14,282
Qihoo 360 Technology Co., Ltd. ADR (China) (b)	69,888	6,959
Salesforce.com, Inc. (b)	664,335	37,927
Twitter, Inc. (a)(b)	500,475	23,357
Workday, Inc., Class A (b)	133,757	12,229
		319,015
Computer Technology (2.5%)
Apple, Inc.	59,890	32,145

Diversified Media (0.3%)
Liberty Media Corp. (b)	34,524	4,513

Diversified Retail (7.6%)
Amazon.com, Inc. (a)(b)	289,943	97,572

Energy Equipment (0.4%)
SolarCity Corp. (a)(b)	82,196	5,147

Environmental, Maintenance, and Security Services (1.3%)
Intertek Group PLC (United Kingdom)	325,428	16,701

Fertilizers (2.2%)
Monsanto Co.	246,301	28,022

Financial Data & Systems (7.6%)
Mastercard, Inc., Class A	546,273	40,807
MSCI, Inc. (b)	382,782	16,467

Visa, Inc., Class A	185,861	40,120
		97,394
Foods (2.5%)
Mead Johnson Nutrition Co.	382,576	31,807

Health Care Services (0.8%)
athenahealth, Inc. (b)	65,239	10,454

Hotel/Motel (2.2%)
Edenred (France)	899,137	28,237

Insurance: Multi-Line (0.9%)
American International Group, Inc.	219,734	10,989

Insurance: Property-Casualty (2.9%)
Arch Capital Group Ltd. (b)	236,644	13,616
Progressive Corp. (The)	965,188	23,377
		36,993
Leisure Time (3.7%)
Priceline.com, Inc. (b)	40,363	48,108

Medical Equipment (7.8%)
Illumina, Inc. (b)	392,250	58,312
Intuitive Surgical, Inc. (b)	97,157	42,554
		100,866
Oil: Crude Producers (0.8%)
Range Resources Corp.	130,455	10,824

Pharmaceuticals (4.0%)
Gilead Sciences, Inc. (a)(b)	155,038	10,986
Valeant Pharmaceuticals International, Inc. (Canada) (b)	305,613	40,289
		51,275
Publishing (1.3%)
McGraw Hill Financial, Inc.	218,917	16,703

Radio & TV Broadcasters (0.3%)
Sirius XM Holdings, Inc. (b)	1,283,175	4,106

Restaurants (2.0%)
Starbucks Corp.	343,160	25,181

Semiconductors & Components (0.9%)
ARM Holdings PLC ADR (United Kingdom)	236,730	12,066

Specialty Retail (0.9%)
NetFlix, Inc. (b)	32,147	11,317

Telecommunications Equipment (2.6%)
Motorola Solutions, Inc.	528,187	33,957

Textiles, Apparel & Shoes (2.2%)
Christian Dior SA (France)	144,644	27,885
Total Common Stocks (Cost $710,658)		1,180,479

Preferred Stock (0.2%)
Consumer Services: Miscellaneous (0.2%)
Dropbox, Inc. Series C (b)(c)(d)(e) (acquisition cost - $2,689; acquired 1/30/14) (Cost $2,689)	140,762	2,689

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	12,603,517	35
USD/CNY December 2014 @ CNY 6.50	157,035,437	449
USD/CNY December 2014 @ CNY 6.50	177,522,350	514
Total Call Options Purchased (Cost $1,092)		998

	Shares	Value (000)
Short-Term Investments (13.1%)
Securities held as Collateral on Loaned Securities (5.1%)
Investment Company (3.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	50,280,995	50,281

	Face Amount (000)	Value (000)
Repurchase Agreements (1.2%)
Barclays Capital, Inc., (0.06%, dated 3/31/14, due 4/1/14; proceeds $3,739; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $3,814)	$3,739	3,739
BNP Paribas Securities Corp., (0.05%, dated 3/31/14, due 4/1/14; proceeds $3,680; fully collateralized by a U.S. Government Obligation; 0.88% due 2/28/17; valued at $3,753)	3,680	3,680
Merrill Lynch & Co., Inc., (0.07%, dated 3/31/14, due 4/1/14; proceeds $7,780; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 3/1/26 - 10/1/43; valued at $7,935)	7,780	7,780
		15,199
Total Securities held as Collateral on Loaned Securities (Cost $65,480)		65,480

	Shares	Value (000)
Investment Company (8.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $102,968)	102,967,738	102,968
Total Short-Term Investments (Cost $168,448)		168,448
Total Investments (105.1%) (Cost $882,887) Including $134,085 of Securities Loaned (g)+		1,352,614
Liabilities in Excess of Other Assets (-5.1%)		(65,987)
Net Assets (100.0%)		$1,286,627

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $134,085,000 and $137,943,000, respectively. The Portfolio received cash collateral of approximately $65,480,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $72,463,000 was received in the form of U.S. government agencies, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)		Non-income producing security.
(c)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to approximately $2,689,000 and represents 0.2% of net assets.

(d)		Security has been deemed illiquid at March 31, 2014.
(e)

At March 31, 2014, the Portfolio held a fair valued security valued at approximately $2,689,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(g)

The approximate fair value and percentage of net assets, $92,164,000 and 7.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $882,887,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $469,727,000 of which approximately $483,636,000 related to appreciated securities and approximately $13,909,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (93.2%)
Beverage: Brewers & Distillers (2.8%)
Big Rock Brewery, Inc. (Canada)	1,422	$22
Crimson Wine Group Ltd. (a)	4,274	38
		60
Beverage: Soft Drinks (4.1%)
Dr. Pepper Snapple Group, Inc.	821	45
PepsiCo, Inc.	535	44
		89
Chemicals: Specialty (2.1%)
Tronox Ltd., Class A	1,880	45

Computer Services, Software & Systems (7.9%)
MICROS Systems, Inc. (a)	1,740	92
Solera Holdings, Inc.	1,214	77
		169
Consumer Services: Miscellaneous (2.0%)
Collectors Universe, Inc.	2,336	44

Diversified Media (1.9%)
News Corp., Class A (a)	2,303	40

Diversified Retail (2.6%)
Sears Canada, Inc. (Canada)	3,711	55

Drug & Grocery Store Chains (2.6%)
Roundy’s, Inc.	8,256	57

Fertilizers (6.4%)
Intrepid Potash, Inc. (a)	2,722	42
Mosaic Co. (The)	1,914	96
		138
Foods (6.9%)
Dean Foods Co.	1,830	28
Nestle SA ADR (Switzerland)	1,604	121
		149
Home Building (3.5%)
Brookfield Residential Properties, Inc. (Canada) (a)	2,280	48
NVR, Inc. (a)	25	28
		76
Insurance: Multi-Line (4.4%)
Berkshire Hathaway, Inc., Class B (a)	445	56
Brown & Brown, Inc.	1,230	38
		94
Insurance: Property-Casualty (15.1%)
Arch Capital Group Ltd. (a)	1,688	97
Essent Group Ltd. (a)	2,556	57
Progressive Corp. (The)	5,344	130

RenaissanceRe Holdings Ltd.	420	41
		325
Oil Well Equipment & Services (1.9%)
Dresser-Rand Group, Inc. (a)	715	42

Oil: Refining & Marketing (1.5%)
Phillips 66	411	32

Pharmaceuticals (3.6%)
Abbott Laboratories	2,008	77

Production Technology Equipment (2.2%)
Tessera Technologies, Inc.	2,036	48

Real Estate Holding & Development (1.3%)
Tejon Ranch Co. (a)	810	27

Restaurants (11.3%)
BJ’s Restaurants, Inc. (a)	3,095	101
Fiesta Restaurant Group, Inc. (a)	962	44
Ignite Restaurant Group, Inc. (a)	3,453	49
Second Cup Ltd. (The) (Canada)	11,069	50
		244
Specialty Retail (4.1%)
PetSmart, Inc.	1,294	89

Telecommunications Equipment (5.0%)
Motorola Solutions, Inc.	1,671	107
Total Common Stocks (Cost $1,632)		2,007

Warrants (0.0%)
Real Estate Holding & Development (0.0%)
Tejon Ranch Co. (a) (Cost $1)	119	—	@

	Face Amount (000)	Value (000)
Corporate Bond (1.2%)
Metals & Minerals: Diversified (1.2%)
Molycorp, Inc.
5.50%, 2/1/18 (Cost $28)	$29	26

	Shares	Value (000)
Short-Term Investment (4.8%)
Investment Company (4.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $103)	102,821	103

Total Investments (99.2%) (Cost $1,764) +	2,136
Other Assets in Excess of Liabilities (0.8%)	17
Net Assets (100.0%)	$2,153

(a)                                 Non-income producing security.

(b)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $1,764,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $372,000 of which approximately $390,000 related to appreciated securities and approximately $18,000 related to depreciated securities.

@                                    Value is less than $500.

ADR                     American Depositary Receipt.

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (95.2%)
Aerospace (1.8%)
TransDigm Group, Inc.	23,060	$4,271

Asset Management & Custodian (1.8%)
WisdomTree Investments, Inc. (a)	322,882	4,236

Beverage: Brewers & Distillers (1.5%)
Anheuser-Busch InBev N.V. (Belgium)	35,531	3,735

Computer Services, Software & Systems (27.6%)
Baidu, Inc. ADR (China) (a)	21,157	3,224
Facebook, Inc., Class A (a)	426,444	25,689
Google, Inc., Class A (a)	19,459	21,687
Luxoft Holding, Inc. (a)	114,562	4,018
NAVER Corp. (Korea, Republic of)	4,280	3,116
Qihoo 360 Technology Co., Ltd. ADR (China) (a)	45,201	4,501
Twitter, Inc. (a)	95,742	4,468
		66,703
Consumer Lending (1.5%)
FleetCor Technologies, Inc. (a)	32,214	3,708

Diversified Retail (13.2%)
Amazon.com, Inc. (a)	94,877	31,928

Diversified Real Estate Activities (2.0%)
Brookfield Asset Management, Inc., Class A (Canada)	120,832	4,936

Education Services (3.9%)
New Oriental Education & Technology Group, Inc. ADR (China)	126,663	3,718
TAL Education Group ADR (China) (a)	251,304	5,659
		9,377
Fertilizers (4.0%)
Monsanto Co.	84,572	9,622

Financial Data & Systems (13.3%)
Mastercard, Inc., Class A	158,419	11,834
MSCI, Inc. (a)	211,372	9,093
Visa, Inc., Class A	51,907	11,205
		32,132

Hotel/Motel (3.9%)
Wynn Resorts Ltd.	42,004	9,331

Insurance: Property-Casualty (3.2%)
Greenlight Capital Re Ltd., Class A (a)	233,766	7,667

Leisure Time (6.5%)
Priceline.com, Inc. (a)	13,217	15,753

Restaurants (1.3%)
Jubilant Foodworks Ltd. (India) (a)	182,950	3,258

Securities Brokerage & Services (3.1%)
CETIP SA - Mercados Organizados (Brazil)	331,199	4,014
CME Group, Inc.	48,105	3,560
		7,574
Textiles, Apparel & Shoes (1.6%)
Burberry Group PLC (United Kingdom)	171,049	3,987

Transportation Miscellaneous (1.2%)
Expeditors International of Washington, Inc.	70,438	2,791

Truckers (3.8%)
DSV A/S (Denmark)	284,540	9,194
Total Common Stocks (Cost $130,944)		230,203

Participation Note (2.6%)
Beverage: Brewers & Distillers (2.6%)
Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, expires 3/4/21 (Cost $6,309)	250,270	6,226

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	2,782,274	8
USD/CNY December 2014 @ CNY 6.50	34,698,631	99
USD/CNY December 2014 @ CNY 6.50	39,150,310	113
Total Call Options Purchased (Cost $241)		220

	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $5,964)	5,963,950	5,964
Total Investments (100.4%) (Cost $143,458) (c)+		242,613
Liabilities in Excess of Other Assets (-0.4%)		(864)
Net Assets (100.0%)		$241,749

(a)		Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(c)

The approximate fair value and percentage of net assets, $23,290,000 and 9.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $143,458,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $99,155,000 of which approximately $101,557,000 related to appreciated securities and approximately $2,402,000 related to depreciated securities.

ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (86.0%)
Advertising Agencies (3.0%)
Aimia, Inc. (Canada)	3,756,794	$60,320
Coupons.com, Inc. (a)(b)	499,970	12,324
		72,644
Asset Management & Custodian (7.1%)
Eurazeo SA (France)	698,145	62,809
Financial Engines, Inc.	1,104,402	56,081
WisdomTree Investments, Inc. (a)	4,214,544	55,295
		174,185
Back Office Support, HR & Consulting (10.9%)
Advisory Board Co. (The) (a)	1,642,043	105,501
Corporate Executive Board Co. (The)	1,345,950	99,910
WageWorks, Inc. (a)	1,108,855	62,218
		267,629
Beverage: Brewers & Distillers (0.3%)
Crimson Wine Group Ltd. (a)	977,858	8,654

Biotechnology (0.8%)
Agios Pharmaceuticals, Inc. (a)(b)	149,326	5,846
Alnylam Pharmaceuticals, Inc. (a)	92,789	6,230
Intrexon Corp. (a)(b)	268,243	7,052
		19,128
Casinos & Gambling (0.9%)
Louis XIII Holdings Ltd. (Hong Kong) (a)	19,806,680	21,680

Cement (1.0%)
Eagle Materials, Inc. (b)	283,964	25,176

Chemicals: Specialty (0.3%)
Tronox Ltd., Class A	352,642	8,382

Computer Services, Software & Systems (18.2%)
Autohome, Inc. ADR (China) (a)(b)	541,071	20,782
Benefitfocus, Inc. (a)(b)	939,255	44,117
Castlight Health, Inc., Class B (a)(b)	683,823	14,511
Cornerstone OnDemand, Inc. (a)	474,642	22,721
Criteo SA ADR (France) (a)	1,382,926	56,078
Dealertrack Technologies, Inc. (a)	1,171,507	57,626
Ellie Mae, Inc. (a)(b)	405,259	11,688
FireEye, Inc. (a)	316,626	19,495
FleetMatics Group PLC (Ireland) (a)	308,915	10,333
Groupon, Inc. (a)	4,333,583	33,975
Guidewire Software, Inc. (a)	470,809	23,093
OpenTable, Inc. (a)	388,959	29,923
RealPage, Inc. (a)	516,218	9,374
Sohu.com, Inc. (China) (a)	206,100	13,415
Solera Holdings, Inc.	864,869	54,781
Vringo, Inc. (a)(b)	1,154,125	4,005
Youku Tudou, Inc. ADR (China) (a)	721,827	20,240
		446,157

Computer Technology (0.5%)
Nimble Storage, Inc. (a)	345,029	13,073

Consumer Services: Miscellaneous (1.5%)
Angie’s List, Inc. (a)(b)	1,552,637	18,911
MercadoLibre, Inc. (Brazil) (b)	201,192	19,135
		38,046
Diversified Financial Services (2.2%)
Capitol Acquisition Corp. II (Units) (a)(c)	803,544	8,060
Greenhill & Co., Inc. (b)	887,438	46,129
		54,189
Diversified Retail (1.0%)
Poundland Group PLC (United Kingdom) (a)	3,965,368	25,121

Drug & Grocery Store Chains (2.3%)
Fairway Group Holdings Corp. (a)(b)	1,126,174	8,604
Ocado Group PLC (United Kingdom) (a)	6,293,622	48,399
		57,003
Electronic Components (1.1%)
3D Systems Corp. (a)(b)	254,411	15,049
Universal Display Corp. (a)(b)	375,625	11,986
		27,035
Electronic Entertainment (0.4%)
Zynga, Inc., Class A (a)	2,125,298	9,139

Electronics (0.7%)
iRobot Corp. (a)(b)	432,022	17,734

Entertainment (0.3%)
Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $5,829; acquired 3/8/12)	5,452	6,358

Financial Data & Systems (1.3%)
QIWI PLC ADR (b)	588,206	20,381
Xoom Corp. (a)	635,206	12,399
		32,780
Foods (0.8%)
Annie’s, Inc. (a)	501,836	20,169

Health Care Services (9.1%)
axealth, Inc. (a)	656,807	105,247
Everday Health, Inc. (a)	713,808	9,986
HMS Holdings Corp. (a)	1,795,925	34,212
Medidata Solutions, Inc. (a)	1,173,650	63,776
Veeva Systems, Inc., Class A (a)(b)	427,172	11,406
		224,627
Household Equipment & Products (0.8%)
SodaStream International Ltd. (Israel) (a)(b)	450,924	19,886

Leisure Time (2.8%)
Fox Factory Holding Corp. (a)	1,546,505	29,229

MakeMyTrip Ltd. (India) (a)	1,002,686	27,153
Qunar Cayman Islands Ltd. ADR (China) (a)(b)	393,239	12,029
		68,411
Oil: Crude Producers (0.9%)
Gulfport Energy Corp. (a)(b)	303,610	21,611

Pharmaceuticals (0.5%)
Ironwood Pharmaceuticals, Inc. (a)	1,035,146	12,753

Production Technology Equipment (1.0%)
Tessera Technologies, Inc.	1,041,128	24,602

Real Estate Services (1.1%)
Zillow, Inc., Class A (a)(b)	297,792	26,235

Restaurants (8.9%)
BJ’s Restaurants, Inc. (a)	2,049,412	67,036
Fiesta Restaurant Group, Inc. (a)	1,885,338	85,953
Krispy Kreme Doughnuts, Inc. (a)	1,606,173	28,477
Potbelly Corp. (a)(b)	2,041,865	36,488
		217,954
Shipping (0.5%)
Prumo Logistica SA (Brazil) (a)	26,024,691	11,470

Specialty Retail (3.7%)
Blue Nile, Inc. (a)	1,168,636	40,669
Citi Trends, Inc. (a)	692,335	11,278
Five Below, Inc. (a)(b)	889,794	37,798
		89,745
Transportation Miscellaneous (1.5%)
XPO Logistics, Inc. (a)(b)	1,251,876	36,818

Utilities: Electrical (0.0%)
AET&D Holdings No. 1 Ltd. (Australia) (a)(e)(f)	6,682,555	—

Utilities: Telecommunications (0.6%)
magicJack VocalTec Ltd. (a)(b)	686,230	14,569
Total Common Stocks (Cost $1,587,338)		2,112,963

Preferred Stocks (3.1%)
Computer Services, Software & Systems (1.9%)
Castlight Health, Inc. (a)(d)(e) (acquisition cost - $7,387; acquired 6/4/10)	1,796,926	34,321
DOMO, Inc. (a)(d)(e)(f) (acquisition cost - $10,559; acquired 1/31/14 - 2/07/14)	2,554,715	10,559
Glam Media, Inc. Series M-1 (a)(d)(e)(f) (acquisition cost - $5,449; acquired 3/19/08)	361,920	1,067
Glam Media, Inc. Escrow Series M-1 (a)(d)(e)(f) (acquisition cost - $506; acquired 3/19/08)	51,702	88
		46,035
Diversified Retail (0.4%)
Flipkart Online Services Pvt Ltd. Series D (a)(d)(e)(f) (acquisition cost - $9,579; acquired 10/4/13)	417,464	9,890

Restaurants (0.5%)
Blue Bottle Coffee, Inc. Series B (a)(d)(e)(f) (acquisition cost - $13,714; acquired 1/24/14)	947,792	13,714

Tobacco (0.3%)
NJOY, Inc. Series D (a)(d)(e)(f) (acquisition cost - $6,363; acquired 2/14/14)	375,918	6,363
Total Preferred Stocks (Cost $53,557)		76,002

Convertible Preferred Stocks (4.5%)
Computer Services, Software & Systems (4.2%)
Twitter, Inc. Series E (a)(d)(e) (acquisition cost - $6,019; acquired 9/24/09)	2,259,658	101,933
Youku Tudou, Inc., Class A (a)(d)(e)(f) (acquisition cost - $-@; acquired 9/16/10)	1	—	@
		101,933

Specialty Retail (0.3%)
Wayfair Holdings LLC Series B (Units) (c)(d)(e)(f)(g) (acquistion cost - $8,483; acquired 3/5/14)	323,475	8,483
Total Convertible Preferred Stocks (Cost $14,502)		110,416

	Face Amount (000)	Value (000)
Promissory Notes (0.0%)
Computer Services, Software & Systems (0.0%)
Glam Media, Inc.
9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $2,301; acquired 3/19/08)	$793	702
Glam Media, Inc. Escrow
9.00%, 12/3/19 (a)(d)(e)(f) (acquisition cost - $55; acquired 3/19/08)	29	13
Total Promissory Notes (Cost $2,356)		715

	Notional Amount	Value (000)
Call Options Purchased (0.1%)
Foreign Currency Options (0.1%)
USD/CNY December 2014 @ CNY 6.50	25,442,473	71
USD/CNY December 2014 @ CNY 6.50	317,437,335	908
USD/CNY December 2014 @ CNY 6.50	363,861,150	1,053
Total Call Options Purchased (Cost $2,228)		2,032

	Shares	Value (000)
Short-Term Investments (16.9%)
Securities held as Collateral on Loaned Securities (9.9%)
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	186,991,967	186,992

	Shares (000)	Value (000)
Repurchase Agreements (2.3%)
Barclays Capital, Inc. (0.06%, dated 3/31/14, due 4/1/14; proceeds $13,906; fully collateralized by a U.S. Government Obligation; 1.50% due 8/31/18; valued at $14,184)	$13,906	13,906
BNP Paribas Securities Corp. (0.05%, dated 3/31/14, due 4/1/14; proceeds $13,685; fully collateralized by a U.S. Government Obligation; 0.88% due 2/28/17; valued at $13,959)	13,685	13,685
Merrill Lynch & Co., Inc. (0.07%, dated 3/31/14, due 4/1/14; proceeds $28,932; fully collateralized by various U.S. Government Agencies; 3.00% - 4.50% due 3/1/26 - 10/1/43; valued at $29,510)	28,932	28,932
		56,523
Total Securities held as Collateral on Loaned Securities (Cost $243,515)		243,515

Investment Company (7.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $172,319)	172,319,159	172,319
Total Short-Term Investments (Cost $415,834)		415,834
Total Investments (110.6%) (Cost $2,075,815) Including $254,443 of Securities Loaned (i)+		2,717,962
Liabilities in Excess of Other Assets (-10.6%)		(260,954)
Net Assets (100.0%)		$2,457,008

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2014 were approximately $254,443,000 and $261,227,000, respectively. The Portfolio received cash collateral of approximately $243,515,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments.  In addition, the Portfolio received non-cash collateral of approximately $17,712,000 in the form of U.S. Government Agencies and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Consists of one or more classes of securities traded together as a unit.
(d)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2014 amounts to approximately $193,491,000 and represents 7.9% of net assets.

(e)	Security has been deemed illiquid at March 31, 2014.
(f)

At March 31, 2014, the Portfolio held fair valued securities valued at approximately $57,237,000, representing 2.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(g)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio.
(h)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(i)

The approximate fair value and percentage of net assets, $132,888,000 and 5.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $2,075,815,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $642,147,000 of which approximately $748,940,000 related to appreciated securities and approximately $106,793,000 related to depreciated securities.

@		Value is less than $500.
ADR		American Depositary Receipt.
CNY	—	Chinese Yuan Renmibi
USD	—	United States Dollar

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Shares	Value (000)
Common Stocks (98.5%)
Apartments (17.4%)
AvalonBay Communities, Inc. REIT	412,249	$54,137
BRE Properties, Inc. REIT	65,820	4,132
Camden Property Trust REIT	298,220	20,082
Equity Residential REIT	1,409,939	81,762
Essex Property Trust, Inc. REIT	26,873	4,570
Mid-America Apartment Communities, Inc. REIT	80,683	5,508
		170,191
Diversified (7.6%)
Forest City Enterprises, Inc., Class A (a)	314,571	6,008
Lexington Realty Trust REIT	47,340	516
Vornado Realty Trust REIT	664,986	65,541
Winthrop Realty Trust REIT	204,024	2,365
		74,430
Health Care (9.4%)
HCP, Inc. REIT	691,888	26,838
Health Care, Inc. REIT	102,865	6,131
Healthcare Realty Trust, Inc. REIT	459,442	11,095
Senior Housing Properties Trust REIT	1,001,591	22,506
Summit Hotel Properties, Inc. REIT	10,327	96
Ventas, Inc. REIT	418,039	25,321
		91,987
Industrial (6.3%)
Cabot Industrial Value Fund II, LP REIT (a)(b)(c)(d)	14,000	6,058
DCT Industrial Trust, Inc. REIT	646,152	5,092
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	6,696
Keystone Industrial Fund, LP REIT (a)(b)(c)(d)	7,574,257	7,680
KTR Industrial Fund II, LP REIT (a)(b)(c)(d)	9,195,652	9,637
ProLogis, Inc. REIT	605,829	24,736
Rexford Industrial Realty, Inc. REIT	102,240	1,450
		61,349
Lodging/Resorts (10.8%)
Ashford Hospitality Prime, Inc. REIT	37,736	571
Ashford Hospitality Trust, Inc. REIT	215,070	2,424
Host Hotels & Resorts, Inc. REIT	4,086,140	82,703
Starwood Hotels & Resorts Worldwide, Inc.	251,246	19,999
		105,697
Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT	304,276	12,369

Mixed Industrial/Office (1.7%)
Duke Realty Corp. REIT	677,235	11,432
Liberty Property Trust REIT	61,670	2,279
PS Business Parks, Inc. REIT	34,911	2,919
		16,630
Office (8.0%)
Alexandria Real Estate Equities, Inc. REIT	133,330	9,675
Boston Properties, Inc. REIT	283,396	32,457
BRCP REIT I, LP (a)(b)(c)(d)	6,101,396	909

BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	4,424
Brookfield Property Partners LP	19,143	358
Cousins Properties, Inc. REIT	660,243	7,573
Hudson Pacific Properties, Inc. REIT	431,067	9,945
Mack-Cali Realty Corp. REIT	657,128	13,662
		79,003
Regional Malls (22.8%)
General Growth Properties, Inc. REIT	1,850,422	40,709
Macerich Co. (The) REIT	408,004	25,431
Simon Property Group, Inc. REIT	895,502	146,862
Taubman Centers, Inc. REIT	144,988	10,264
		223,266
Retail Free Standing (1.5%)
National Retail Properties, Inc. REIT	333,770	11,455
Realty Income Corp. REIT	67,610	2,763
		14,218
Self Storage (5.4%)
Public Storage REIT	293,279	49,414
Sovran Self Storage, Inc. REIT	43,088	3,165
		52,579
Shopping Centers (6.3%)
Acadia Realty Trust REIT	120,707	3,184
DDR Corp. REIT	143,096	2,358
Federal Realty Investment Trust REIT	84,175	9,657
Regency Centers Corp. REIT	748,556	38,221
Tanger Factory Outlet Centers, Inc. REIT	235,657	8,248
		61,668
Total Common Stocks (Cost $728,619)		963,387

Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $8,329)	8,328,626	8,329
Total Investments (99.4%) (Cost $736,948) +		971,716
Other Assets in Excess of Liabilities (0.6%)		5,868
Net Assets (100.0%)		$977,584

(a)                                 Non-income producing security.

(b)                                 Security has been deemed illiquid at March 31, 2014.

(c)                                  At March 31, 2014, the Portfolio held fair valued securities valued at approximately $35,404,000, representing 3.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)                                 Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LP was acquired between 5/03 - 5/08 and has a cost basis of approximately $660,000. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $8,364,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of approximately $7,000,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $6,421,000. Keystone Industrial Fund, LP was acquired between 3/06 - 6/11 and has a current cost basis of approximately $5,189,000. KTR Industrial Fund II, LP was acquired between 1/09 - 5/12 and has a current cost basis of approximately $5,043,000. At March 31, 2014, these securities had an aggregate market value of approximately $35,404,000, representing 3.6% of net assets.

(e)                                  The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $736,948,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $234,768,000 of which approximately $247,589,000 related to appreciated securities and approximately $12,821,000 related to depreciated securities.

REIT                  Real Estate Investment Trust.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Domestic Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)(cont’d)

	Face Amount (000)		Value (000)
Fixed Income Securities (96.9%)
Brazil (10.1%)
Sovereign (10.1%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/17	BRL	5,489	$2,353

Colombia (4.6%)
Sovereign (4.6%)
Colombia Government International Bond,
4.38%, 3/21/23	COP	1,541,000	712
9.85%, 6/28/27	552,000		366
			1,078
Hungary (5.7%)
Sovereign (5.7%)
Hungary Government Bond,
6.00%, 11/24/23	HUF	275,620	1,292
6.50%, 6/24/19	7,500		36
			1,328
Indonesia (8.3%)
Sovereign (8.3%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (a)	IDR	8,000,000	741
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20 (a)(b)	6,500,000		664
Pertamina Persero PT,
4.88%, 5/3/22	$540		521
			1,926
Malaysia (7.4%)
Sovereign (7.4%)
Malaysia Government Bond,
3.81%, 2/15/17	MYR	5,533	1,711

Mexico (11.3%)
Sovereign (11.3%)
Mexican Bonos,
7.50%, 6/3/27	MXN	10,270	857
8.50%, 11/18/38	940		84
Petroleos Mexicanos(Units),
7.65%, 11/24/21 (a)(c)	20,870		1,676
			2,617
Peru (2.6%)
Sovereign (2.6%)
Peru Government Bond(Units),
8.60%, 8/12/17 (c)	PEN	1,250	507
Peruvian Government International Bond(Units),
8.20%, 8/12/26 (c)	256		105
			612

Poland (10.7%)
Sovereign (10.7%)
Poland Government Bond,
3.75%, 4/25/18	PLN	2,229	744
4.00%, 10/25/23	600		195
5.25%, 10/25/17	325		114
5.75%, 10/25/21	3,895		1,429
			2,482
Romania (1.4%)
Sovereign (1.4%)
Romania Government Bond,
5.85%, 4/26/23	RON	1,030	332

Russia (8.4%)
Corporate Bond (2.2%)
VimpelCom Holdings BV,
9.00%, 2/13/18 (a)	RUB	18,200	499

Sovereign (6.2%)
Russian Federal Bond - OFZ,
6.20%, 1/31/18	36,800		992
7.00%, 8/16/23	17,047		435
			1,427
			1,926
South Africa (10.0%)
Sovereign (10.0%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	2,400	211
7.25%, 1/15/20	23,090		2,114
			2,325
Thailand (7.1%)
Sovereign (7.1%)
Thailand Government Bond,
3.63%, 6/16/23	THB	30,000	923
5.25%, 5/12/14	23,033		713
			1,636
Turkey (9.3%)
Corporate Bond (3.3%)
Turkiye Garanti Bankasi AS,
7.38%, 3/7/18 (a)	TRY	1,920	765
Sovereign (6.0%)
Turkey Government Bond,
9.00%, 1/27/16 - 3/8/17	2,020		922
10.00%, 6/17/15	1,000		464
			1,386
			2,151
Total Fixed Income Securities (Cost $23,445)			22,477

No. of Warrants
Warrants (0.1%)
Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (b)(d) (Cost $—)	495	12

	Shares	Value (000)
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $317)	317,104	317
Total Short-Term Investments (Cost $317)		317
Total Investments (98.4%) (Cost $23,762) (f)+		22,806
Other Assets in Excess of Liabilities (1.6%)		359
Net Assets (100.0%)		$23,165

(a)		144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)		Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.
(c)		Consists of one or more classes of securities traded together as a unit.
(d)		Security has been deemed illiquid at March 31, 2014.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(f)		Securities are available for collateral in connection with an open futures contract.
+

At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $23,762,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $956,000 of which approximately $528,000 related to appreciated securities and approximately $1,484,000 related to depreciated securities.

BRL	—	Brazilian Real
COP	—	Colombian Peso
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
ZAR	—	South African Rand

Futures Contracts:
The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	12	$(1,427)	Jun-14	$9

Morgan Stanley Institutional Fund, Inc.

Emerging Markets External Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2014 (unaudited)

	Face Amount (000)	Value (000)
Fixed Income Securities (94.8%)
Belize (0.1%)
Sovereign (0.1%)
Belize Government International Bond,
5.00%, 2/20/38 (a)	$23	$16

Brazil (8.7%)
Corporate Bonds (4.9%)
Banco Safra SA,
6.75%, 1/27/21	200	215
ESAL GmbH,
6.25%, 2/5/23	200	190
Odebrecht Finance Ltd.,
5.13%, 6/26/22	400	400
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22 (b)	195	203
		1,008
Sovereign (3.8%)
Banco Nacional de Desenvolvimento Economico e Social,
6.50%, 6/10/19	135	153
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (b)	350	340
Brazilian Government International Bond,
7.13%, 1/20/37	238	287
		780
		1,788
Chile (2.3%)
Sovereign (2.3%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	250	259
5.25%, 8/10/20	200	212
		471
China (2.8%)
Sovereign (2.8%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	560	566

Colombia (3.3%)
Corporate Bonds (1.6%)
Ecopetrol SA,
5.88%, 9/18/23	60	65
Pacific Rubiales Energy Corp.,
5.13%, 3/28/23	100	98
5.38%, 1/26/19 (b)	150	156
		319
Sovereign (1.7%)
Colombia Government International Bond,
11.75%, 2/25/20	240	348
		667

Croatia (1.4%)
Sovereign (1.4%)
Croatia Government International Bond,
6.00%, 1/26/24 (b)	280	293

Honduras (1.1%)
Sovereign (1.1%)
Republic of Honduras,
8.75%, 12/16/20	200	221

Hungary (3.2%)
Sovereign (3.2%)
Hungary Government International Bond,
4.00%, 3/25/19	20	20
5.38%, 3/25/24	122	122
5.75%, 11/22/23	380	394
6.38%, 3/29/21	108	119
		655
Indonesia (9.6%)
Sovereign (9.6%)
Indonesia Government International Bond,
5.88%, 1/15/24 (b)	200	215
7.75%, 1/17/38	192	230
Majapahit Holding BV,
7.75%, 1/20/20	589	679
Pertamina Persero PT,
4.30%, 5/20/23	260	236
5.25%, 5/23/21	200	201
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	400	406
		1,967
Iraq (1.1%)
Sovereign (1.1%)
Republic of Iraq,
5.80%, 1/15/28	250	222

Ivory Coast (0.7%)
Sovereign (0.7%)
Ivory Coast Government International Bond,
5.75%, 12/31/32	145	137

Kazakhstan (4.4%)
Sovereign (4.4%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (b)	200	182
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (b)	200	186
KazMunayGas National Co., JSC,
6.38%, 4/9/21	375	411
9.13%, 7/2/18	100	120
		899

Lithuania (1.4%)
Sovereign (1.4%)
Lithuania Government International Bond,
6.63%, 2/1/22	240	284

Mexico (15.1%)
Corporate Bonds (5.3%)
Alfa SAB de CV,
5.25%, 3/25/24	200	206
Cemex Espana Luxembourg,
9.88%, 4/30/19	200	233
Cemex SAB de CV,
6.50%, 12/10/19 (b)	200	213
7.25%, 1/15/21 (b)	200	219
Tenedora Nemak SA de CV,
5.50%, 2/28/23	200	204
		1,075
Sovereign (9.8%)
Mexico Government International Bond,
3.63%, 3/15/22	300	301
5.55%, 1/21/45	68	72
6.05%, 1/11/40	244	279
Pemex Project Funding Master Trust,
6.63%, 6/15/35	330	368
Petroleos Mexicanos,
3.50%, 1/30/23	250	236
4.88%, 1/24/22	523	548
6.38%, 1/23/45 (b)	190	205
		2,009
		3,084
Mozambique (0.9%)
Sovereign (0.9%)
EMATUM Via Mozambique EMATUM Finance 2020 BV,
6.31%, 9/11/20	200	192

Panama (1.6%)
Sovereign (1.6%)
Panama Government International Bond,
5.20%, 1/30/20	204	227
8.88%, 9/30/27	76	106
		333
Peru (1.8%)
Corporate Bond (1.1%)
Banco de Credito del Peru,
6.13%, 4/24/27 (b)(c)	212	221

Sovereign (0.7%)
Peruvian Government International Bond,
6.55%, 3/14/37	120	145
		366

Philippines (4.6%)
Sovereign (4.6%)
Philippine Government International Bond,
4.00%, 1/15/21	615	648
9.50%, 2/2/30	193	301
		949
Poland (2.6%)
Sovereign (2.6%)
Poland Government International Bond,
3.00%, 3/17/23	530	497
4.00%, 1/22/24	40	40
		537
Romania (0.7%)
Sovereign (0.7%)
Romanian Government International Bond,
4.38%, 8/22/23 (b)	76	75
6.75%, 2/7/22	50	58
		133
Russia (8.8%)
Corporate Bond (1.1%)
Sberbank of Russia Via SB Capital SA,
5.50%, 2/26/24 (b)(c)	230	216

Sovereign (7.7%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
7.75%, 5/29/18	244	262
Russian Foreign Bond - Eurobond,
7.50%, 3/31/30	384	437
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22	200	197
Vnesheconombank Via VEB Finance PLC,
5.94%, 11/21/23 (b)	410	390
6.90%, 7/9/20	273	288
		1,574
		1,790
Serbia (1.3%)
Sovereign (1.3%)
Republic of Serbia,
4.88%, 2/25/20	260	261

South Africa (2.5%)
Sovereign (2.5%)
South Africa Government International Bond,
4.67%, 1/17/24	300	298
5.88%, 9/16/25	200	216
		514
Sri Lanka (1.0%)
Sovereign (1.0%)
Sri Lanka Government International Bond,
5.88%, 7/25/22	200	203

Turkey (7.2%)
Sovereign (7.2%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (b)	200	208
Turkey Government International Bond,
3.25%, 3/23/23	600	527
5.63%, 3/30/21	700	734
		1,469
Venezuela (6.6%)
Sovereign (6.6%)
Petroleos de Venezuela SA,
6.00%, 11/15/26	520	285
8.50%, 11/2/17	653	548
Venezuela Government International Bond,
9.00%, 5/7/23	50	37
9.25%, 9/15/27 — 5/7/28	293	219
11.75%, 10/21/26	290	249
		1,338
Total Fixed Income Securities (Cost $19,393)		19,355

	Shares	Value (000)
Short-Term Investment (3.6%)
Investment Company (3.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $741)	741,401	741
Total Investments (98.4%) (Cost $20,134) (e)+		20,096
Other Assets in Excess of Liabilities (1.6%)		322
Net Assets (100.0%)		$20,418

(a)                                 Multi-step coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 31, 2014. Maturity date disclosed is the ultimate maturity date.

(b)                                 144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)                                  Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2014.

(d)                                 The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Portfolio in the Liquidity Funds.

(e)                                  Securities are available for collateral in connection with an open futures contract.

+                                         At March 31, 2014, the U.S. Federal income tax cost basis of investments was approximately $20,134,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $38,000 of which approximately $411,000 related to appreciated securities and approximately $449,000 related to depreciated securities.

OJSC                  Open Joint Stock Company.

Futures Contracts:
The Portfolio had the following futures contracts open at March 31, 2014:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 5 yr. Note	10	$(1,190)	Jun-14	$8

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2014 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Board of Directors (the “Directors”).  The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolios securities valued by such pricing service; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) swaps are marked-to-market daily based upon quotations from market makers; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Directors or quotes from a broker or dealer;  (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities’ fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Multi-Asset
Assets:
Common Stocks
Aerospace & Defense	$1,416	$324	$—	$1,740
Air Freight & Logistics	621	251	—	872
Airlines	507	31	—	538
Auto Components	71	112	—	183
Automobiles	176	4,462	—	4,638
Banks	2,431	22,396	—	24,827
Beverages	2,125	2,342	—	4,467
Biotechnology	517	19	—	536
Building Products	49	59	—	108
Capital Markets	444	320	—	764
Chemicals	1,224	1,163	—	2,387
Commercial Banks	—	67	—	67
Commercial Services & Supplies	280	61	—	341
Communications Equipment	314	—	—	314
Construction & Engineering	207	381	—	588
Construction Materials	424	101	—	525
Consumer Finance	410	22	—	432
Containers & Packaging	—	30	—	30
Diversified Financial Services	262	376	—	638
Diversified Telecommunication Services	434	1,424	—	1,858
Electric Utilities	185	1,058	—	1,243
Electrical Equipment	1,171	361	—	1,532
Electronic Equipment, Instruments & Components	409	204	—	613
Energy Equipment & Services	834	4	—	838
Food & Staples Retailing	2,392	1,759	—	4,151
Food Products	1,606	3,362	—	4,968
Gas Utilities	—	16	—	16
Health Care Equipment & Supplies	1,211	65	—	1,276
Health Care Providers & Services	1,177	7	—	1,184
Hotels, Restaurants & Leisure	377	279	—	656
Household Durables	803	67	—	870
Household Products	2,111	559	—	2,670
Independent Power Producers & Energy Traders	—	135	—	135
Industrial Conglomerates	680	877	—	1,557
Information Technology Services	1,518	40	—	1,558
Insurance	812	1,096	—	1,908
Internet & Catalog Retail	322	—	—	322
Internet Software & Services	607	3	—	610
Leisure Products	97	14	—	111
Life Sciences Tools & Services	415	—	—	415
Machinery	1,499	289	—	1,788
Marine	—	12	—	12
Media	722	182	—	904
Metals & Mining	198	638	—	836
Multi-Utilities	349	650	—	999
Multi-line Retail	133	80	—	213
Oil, Gas & Consumable Fuels	4,151	4,415	—	8,566
Paper & Forest Products	22	38	—	60
Personal Products	118	864	—	982
Pharmaceuticals	1,560	1,789	—	3,349
Professional Services	207	45	—	252
Real Estate Investment Trusts (REITs)	519	42	—	561
Real Estate Management & Development	301	125	—	426
Road & Rail	657	54	—	711
Semiconductors & Semiconductor Equipment	652	312	—	964
Software	800	490	—	1,290
Specialty Retail	1,373	581	—	1,954
Tech Hardware, Storage & Peripherals	781	52	—	833
Textiles, Apparel & Luxury Goods	349	331	—	680
Tobacco	1,528	1,403	—	2,931
Trading Companies & Distributors	101	142	—	243
Transportation Infrastructure	—	38	—	38
Water Utilities	—	9	—	9
Wireless Telecommunication Services	178	508	—	686
Total Common Stocks	44,837	56,936	—	101,773
Rights	8	1	—	9
Investment Company	57	—	—	57
Fixed Income Securities - Sovereign	—	44,638	—	44,638
Short-Term Investments
Investment Company	161,425	—	—	161,425
U.S. Treasury Securities	—	3,310	—	3,310
Total Short-Term Investments	161,425	3,310	—	164,735
Foreign Currency Forward Exchange Contracts	—	1,514	—	1,514
Futures Contracts	1,537	—	—	1,537
Total Return Swap Agreements	—	278	—	278
Total Assets	207,864	106,677	—	314,541
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(939)	—	(939)
Futures Contracts	(835)	—	—	(835)
Total Return Swap Agreements	—	(3,787)	—	(3,787)
Credit Default Swap Agreements	—	(115)	—	(115)
Total Liabilities	(835)	(4,841)	—	(5,676)
Total	$207,029	$101,836	$—	$308,865

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Total Emerging Markets
Assets:
Investment Companies	$2,052	$—	$—	$2,052
Short-Term Investment
Investment Company	11	—	—	11
Total Assets	$2,063	$—	$—	$2,063

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$—		$3,480	$—		$3,480
Air Freight & Logistics	—		1,153	—		1,153
Airlines	59		932	—		991
Auto Components	—		3,722	—		3,722
Automobiles	—		13,858	—		13,858
Banks	—		37,291	—		37,291
Beverages	—		5,217	—		5,217
Biotechnology	—		701	—		701
Building Products	—		2,886	—		2,886
Capital Markets	—		9,741	—		9,741
Chemicals	—		9,734	—		9,734
Commercial Services & Supplies	—		1,323	—		1,323
Communications Equipment	—		1,247	—		1,247
Construction & Engineering	—		3,293	—		3,293
Construction Materials	—		1,848	—		1,848
Consumer Finance	—		95	—		95
Containers & Packaging	—		410	—		410
Distributors	—		2	—		2
Diversified Consumer Services	—		105	—		105
Diversified Financial Services	—		4,066	—	†	4,066
Diversified Telecommunication Services	—		7,720	—		7,720
Electric Utilities	—	@	1,785	—		1,785
Electrical Equipment	—		5,982	—		5,982
Electronic Equipment, Instruments & Components	—		4,463	—		4,463
Energy Equipment & Services	—		1,008	—		1,008
Food & Staples Retailing	—		6,390	—		6,390
Food Products	—		9,559	—		9,559
Gas Utilities	—		896	—		896
Health Care Equipment & Supplies	—		2,693	—		2,693
Health Care Providers & Services	—		793	—		793
Hotels, Restaurants & Leisure	—		3,288	—		3,288
Household Durables	—		2,176	—		2,176
Household Products	—		2,944	—		2,944
Industrial Conglomerates	—		4,487	—		4,487
Information Technology Services	—		2,043	—		2,043
Insurance	—		18,443	—		18,443
Internet Software & Services	—		485	—		485
Leisure Products	—		607	—		607
Life Sciences Tools & Services	—		152	—		152
Machinery	—		8,301	—		8,301
Marine	—		560	—		560
Media	—		6,103	—		6,103
Metals & Mining	—		11,535	—		11,535
Multi-Utilities	—		4,093	—		4,093
Multi-line Retail	—		1,063	—		1,063
Oil, Gas & Consumable Fuels	—		16,493	—		16,493
Paper & Forest Products	—		722	—		722
Personal Products	—		1,101	—		1,101
Pharmaceuticals	—		34,183	—		34,183
Professional Services	—		1,138	—		1,138
Real Estate Investment Trusts (REITs)	—		3,599	—		3,599
Real Estate Management & Development	—		4,680	—		4,680
Road & Rail	—		2,992	—		2,992
Semiconductors & Semiconductor Equipment	—		4,039	—		4,039
Software	—		3,372	—		3,372
Specialty Retail	—		3,320	—		3,320
Tech Hardware, Storage & Peripherals	—		1,558	—		1,558
Textiles, Apparel & Luxury Goods	—		3,079	—		3,079
Tobacco	—		3,244	—		3,244
Trading Companies & Distributors	—		3,887	—		3,887
Transportation Infrastructure	—		271	—		271
Water Utilities	—		94	—		94
Wireless Telecommunication Services	—		5,730	—		5,730
Total Common Stocks	59		302,175	—	†	302,234
Rights	45		4	—		49
Short-Term Investments
Investment Company	59,203		—	—		59,203
Repurchase Agreement	—		2,973	—		2,973
Total Short-Term Investments	59,203		2,973	—		62,176
Foreign Currency Forward Exchange Contracts	—		376	—		376
Futures Contracts	1,510		—	—		1,510
Total Assets	60,817		305,528	—	†	366,345
Liabilities:
Foreign Currency Forward Exchange Contracts	—		(314)	—		(314)
Total	$60,817		$305,214	$—	†	$366,031

@            Value is less than $500.

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Active International Allocation	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$—

†                Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asian Equity
Assets:
Common Stocks
Air Freight & Logistics	$—	$44	$—	$44
Airlines	—	92	—	92
Automobiles	—	206	—	206
Banks	91	984	—	1,075
Commercial Services & Supplies	—	86	—	86
Construction & Engineering	—	133	—	133
Diversified Consumer Services	17	—	—	17
Diversified Financial Services	—	355	—	355
Diversified Telecommunication Services	—	117	—	117
Electronic Equipment, Instruments & Components	—	118	—	118
Energy Equipment & Services	—	94	—	94
Food & Staples Retailing	—	10	—	10
Food Products	—	261	—	261
Health Care Equipment & Supplies	—	156	—	156
Health Care Providers & Services	—	93	—	93
Hotels, Restaurants & Leisure	31	90	—	121
Industrial Conglomerates	—	405	—	405
Information Technology Services	86	—	—	86
Insurance	—	147	—	147
Internet & Catalog Retail	852	—	—	852
Internet Software & Services	142	344	—	486
Media	—	80	—	80
Multi-line Retail	—	40	—	40
Personal Products	98	—	—	98
Pharmaceuticals	—	245	—	245
Real Estate Management & Development	—	407	—	407
Semiconductors & Semiconductor Equipment	—	1,262	—	1,262
Software	—	86	—	86
Specialty Retail	—	141	—	141
Textiles, Apparel & Luxury Goods	—	117	—	117
Tobacco	79	—	—	79
Transportation Infrastructure	—	72	—	72
Wireless Telecommunication Services	43	203	—	246
Total Common Stocks	1,439	6,388	—	7,827
Investment Company	—	70	—	70
Participation Notes	—	415	—	415
Short-Term Investment
Investment Company	258	—	—	258
Total Assets	$1,697	$6,873	$—	$8,570

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$7,119	$—	$7,119
Airlines	8,297	2,091	—	10,388
Automobiles	—	24,853	—	24,853
Banks	55,409	173,287	—	228,696
Beverages	26,325	20,276	—	46,601
Commercial Services & Supplies	—	1,980	—	1,980
Construction & Engineering	—	14,904	—	14,904
Construction Materials	26,335	6,041	—	32,376
Diversified Consumer Services	1,445	—	—	1,445
Diversified Financial Services	7,958	22,917	—	30,875
Diversified Telecommunication Services	—	26,546	—	26,546
Electronic Equipment, Instruments & Components	—	5,169	—	5,169
Energy Equipment & Services	—	10,875	—	10,875
Food & Staples Retailing	5,010	17,613	—	22,623
Food Products	19,171	19,702	—	38,873
Health Care Equipment & Supplies	—	5,323	—	5,323
Health Care Providers & Services	—	7,895	—	7,895
Hotels, Restaurants & Leisure	11,587	10,154	—	21,741
Household Durables	—	9,824	—	9,824
Industrial Conglomerates	12,993	17,238	—	30,231
Information Technology Services	—	23,898	—	23,898
Insurance	—	25,028	—	25,028
Internet Software & Services	15,920	41,524	—	57,444
Machinery	—	6,429	—	6,429
Media	—	32,707	—	32,707
Multi-line Retail	7,558	13,585	—	21,143
Oil, Gas & Consumable Fuels	32,344	23,601	—	55,945
Paper & Forest Products	—	10,403	—	10,403
Personal Products	3,264	—	—	3,264
Pharmaceuticals	—	42,405	—	42,405
Professional Services	—	3,602	—	3,602
Real Estate Management & Development	—	14,222	—	14,222
Road & Rail	—	2,702	—	2,702
Semiconductors & Semiconductor Equipment	—	109,810	—	109,810
Software	—	10,213	—	10,213
Specialty Retail	—	3,445	—	3,445
Textiles, Apparel & Luxury Goods	—	27,439	—	27,439
Tobacco	—	10,199	—	10,199
Transportation Infrastructure	7,363	5,490	—	12,853
Wireless Telecommunication Services	20,528	58,965	—	79,493
Total Common Stocks	261,507	869,474	—	1,130,981
Preferred Stock	340	—	—	340
Investment Company	—	5,298	—	5,298
Short-Term Investments
Investment Company	75,552	—	—	75,552
Repurchase Agreement	—	11,969	—	11,969
Total Short-Term Investments	75,552	11,969	—	87,521
Foreign Currency Forward Exchange Contracts	—	61	—	61
Total Assets	$337,399	$886,802	$—	$1,224,201

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Emerging Markets
Assets:
Common Stocks
Air Freight & Logistics	$—	$4,271	$—	$4,271
Airlines	6,940	5,908	—	12,848
Banks	12,152	100,159	—	112,311
Beverages	9,557	—	—	9,557
Construction & Engineering	—	9,669	—	9,669
Construction Materials	13,237	9,198	—	22,435
Diversified Financial Services	—	5,240	—	5,240
Diversified Telecommunication Services	5,095	13,832	—	18,927
Energy Equipment & Services	6,054	18,827	—	24,881
Food Products	—	11,830	—	11,830
Industrial Conglomerates	—	6,064	—	6,064
Oil, Gas & Consumable Fuels	13,403	27,799	—	41,202
Real Estate Management & Development	—	18,189	—	18,189
Specialty Retail	—	6,124	—	6,124
Wireless Telecommunication Services	—	13,422	—	13,422
Total Common Stocks	66,438	250,532	—	316,970
Participation Notes	—	54,536	—	54,536
Short-Term Investment
Investment Company	20,582	—	—	20,582
Total Assets	$87,020	$305,068	$—	$392,088

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Beverages	$263	$—	$—	$263
Capital Markets	—	87	—	87
Commercial Services & Supplies	—	150	—	150
Communications Equipment	83	—	—	83
Diversified Financial Services	75	244	—	319
Food Products	266	—	—	266
Hotels, Restaurants & Leisure	96	60	—	156
Industrial Conglomerates	—	130	—	130
Information Technology Services	226	—	—	226
Insurance	222	—	—	222
Internet & Catalog Retail	280	—	—	280
Internet Software & Services	694	—	—	694
Life Sciences Tools & Services	73	—	—	73
Machinery	—	53	—	53
Media	205	157	—	362
Pharmaceuticals	118	—	—	118
Professional Services	—	152	—	152
Real Estate Management & Development	56	—	—	56
Specialty Retail	—	154	—	154
Tech Hardware, Storage & Peripherals	87	—	—	87
Textiles, Apparel & Luxury Goods	—	412	—	412
Transportation Infrastructure	27	—	—	27
Total Common Stocks	2,771	1,599	—	4,370
Call Options Purchased	—	3	—	3
Short-Term Investment
Investment Company	397	—	—	397
Total Assets	$3,168	$1,602	$—	$4,770

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Auto Components	$187	$—	$—	$187
Beverages	222	—	—	222
Capital Markets	—	387	—	387
Chemicals	191	—	—	191
Commercial Services & Supplies	—	601	—	601
Construction Materials	—	179	—	179
Diversified Consumer Services	242	—	—	242
Diversified Financial Services	—	637	—	637
Food & Staples Retailing	184	—	—	184
Food Products	—	443	—	443
Health Care Technology	64	—	—	64
Hotels, Restaurants & Leisure	1,214	315	—	1,529
Insurance	455	—	—	455
Internet & Catalog Retail	66	—	—	66
Internet Software & Services	719	—	52	771
Machinery	—	226	—	226
Metals & Mining	—	330	—	330
Real Estate Management & Development	275	—	—	275
Software	556	—	—	556
Specialty Retail	—	549	—	549
Textiles, Apparel & Luxury Goods	—	1,583	—	1,583
Transportation Infrastructure	62	—	—	62
Total Common Stocks	4,437	5,250	52	9,739
Preferred Stocks	—	—	177	177
Convertible Preferred Stock	—	—	5	5
Call Options Purchased	634	—	—	634
Fixed Income Securities — Corporate Bond	—	155	—	155
Short-Term Investment
Investment Company	1,100	—	—	1,100
Total Assets	$6,171	$5,405	$234	$11,810

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)	Preferred Stock (000)	Convertible Preferred Stocks (000)
Beginning Balance	$38	$67	$4
Purchases	—	94	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate action	—	—	—
Change in unrealized appreciation/depreciation	14	16	1
Realized gains (losses)	—	—	—
Ending Balance	$52	$177	$5

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$14	$16	$1

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
Global Discovery	March 31, 2014 (000)	Technique	Input	Range		Average	Increase in Input
Computer Services, Software & Systems
Preferred Stocks	$38	Market Transaction Method	Precedent Transaction of Preferred Stock	$6.13	$6.13	$6.13	Increase
Diversified Consumer Services
Preferred Stock	$57	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.4692	$14.4692	$14.4692	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.8x	9.8x	8.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Internet & Catalog Retail
Preferred Stock	$45	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947	$22.947	$22.947	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1x	7.5x	5.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
Internet Software & Services
Common Stock	$52	Market Transaction Method	Precedent Transaction of Common and Preferred Stock	$19.1012	$19.1012	$19.1012	Increase
Convertible Preferred Stock	$5

Software
Preferred Stock	$37	Market Transaction Method	Precedent Transaction of Preferred Stock	$4.1332	$4.1332	$4.1332	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.2x	27.6x	19.1x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$—	$51,288	$—	$51,288
Diversified Financial Services	11,561	—	—	11,561
Food Products	30,186	107,424	—	137,610
Household Products	29,120	42,407	—	71,527
Industrial Conglomerates	17,797	—	—	17,797
Information Technology Services	46,690	—	—	46,690
Insurance	—	577	—	577
Media	18,600	—	—	18,600
Pharmaceuticals	—	35,125	—	35,125
Professional Services	—	8,885	—	8,885
Software	30,294	28,174	—	58,468
Textiles, Apparel & Luxury Goods	9,305	14,556	—	23,861
Tobacco	29,577	86,433	—	116,010
Total Common Stocks	223,130	374,869	—	597,999
Short-Term Investment
Investment Company	10,994	—	—	10,994
Total Assets	$234,124	$374,869	$—	$608,993

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Beverages	$77	$65	$—	$142
Capital Markets	—	75	—	75
Chemicals	33	63	—	96
Commercial Services & Supplies	—	33	—	33
Communications Equipment	65	—	—	65
Construction Materials	—	20	—	20
Diversified Financial Services	—	103	—	103
Diversified Telecommunication Services	—	52	—	52
Energy Equipment & Services	34	—	—	34
Food & Staples Retailing	45	—	—	45
Food Products	—	96	—	96
Health Care Equipment & Supplies	31	—	—	31
Hotels, Restaurants & Leisure	113	197	—	310
Industrial Conglomerates	—	39	—	39
Insurance	69	27	—	96
Machinery	—	25	—	25
Media	30	—	—	30
Metals & Mining	21	63	—	84
Oil, Gas & Consumable Fuels	—	12	—	12
Real Estate Management & Development	39	—	—	39
Road & Rail	19	—	—	19
Specialty Retail	36	31	—	67
Textiles, Apparel & Luxury Goods	—	101	—	101
Thrifts & Mortgage Finance	44	—	—	44
Total Common Stocks	656	1,002	—	1,658
Participation Note	—	25	—	25
Corporate Bond	—	22	—	22
Short-Term Investment
Investments Company	40	—	—	40
Total Assets	$696	$1,049	$—	$1,745

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Opportunity
Assets:
Common Stocks
Beverages	$—	$205	$—		$205
Capital Markets	616	—	—		616
Chemicals	247	—	—		247
Diversified Consumer Services	1,035	—	—		1,035
Diversified Financial Services	209	—	—		209
Electric Utilities	241	—	—	†	241
Food Products	—	210	—		210
Hotels, Restaurants & Leisure	274	1,089	—		1,363
Information Technology Services	1,822	—	—		1,822
Insurance	250	—	—		250
Internet & Catalog Retail	1,425	—	—		1,425
Internet Software & Services	3,045	528	—		3,573
Marine	—	219	—		219
Media	—	504	—		504
Professional Services	—	214	—		214
Real Estate Management & Development	253	—	—		253
Road & Rail	—	687	—		687
Textiles, Apparel & Luxury Goods	—	573	—		573
Transportation Infrastructure	—	361	—		361
Total Common Stocks	9,417	4,590	—	†	14,007
Preferred Stock	—	—	53		53
Convertible Preferred Stock	—	—	—	@	—	@
Participation Notes	—	633	—		633
Call Options Purchased	—	11	—		11
Short-Term Investment
Investment Company	669	—	—		669
Total Assets	$10,086	$5,234	$53	†	$15,373

@            Value is less than $500

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Convertible Preferred Stock (000)		Preferred Stock (000)
Beginning Balance	$—	†	$—	@	$53
Purchases	—		—		—
Sales	—		—		—
Amortization of discount	—		—		—
Transfers in	—		—		—
Transfers out	—		—		—
Change in unrealized appreciation/depreciation	—		(— @	)	—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—	@	$53

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$—		$ (— @	)	$—

†                 Includes one security which is valued at zero.

@            Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
Global Opportunity	March 31, 2014 (000)	Technique	Input	Range		Average	Increase in Input

Internet & Catalog Retail
Preferred Stock	$53	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947	$22.947	$22.947	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1x	7.5x	5.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Global Real Estate
Assets:
Common Stocks
Diversified	$80,696	$576,110	$—	†	$656,806
Health Care	94,911	—	—		94,911
Industrial	38,739	42,422	6,394		87,555
Lodging/Resorts	109,279	—	—		109,279
Mixed Industrial/Office	30,828	—	—		30,828
Office	78,415	146,026	—		224,441
Residential	209,558	50,223	—		259,781
Retail	345,403	238,339	—		583,742
Self Storage	53,454	5,647	—		59,101
Total Common Stocks	1,041,283	1,058,767	6,394	†	2,106,444
Rights	670	943	—		1,613
Short-Term Investments
Investment Company	16,974	—	—		16,974
Total Assets	$1,058,927	$1,059,710	$6,394	†	$2,125,031

†                 Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$6,476	†
Purchases
Sales
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate Actions	(83)
Change in unrealized appreciation/depreciation	1
Realized gains (losses)
Ending Balance	$6,394	†

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$1

†                 Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

	Fair Value at	Valuation	Unobservable
Global Real Estate	March 31, 2014 (000)	Technique	Input
Industrial
Common Stocks	$6,394	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$—	$1,027	$—	$1,027
Chemicals	—	179	—	179
Commercial Services & Supplies	—	120	—	120
Diversified Financial Services	184	—	—	184
Food Products	474	2,302	—	2,776
Health Care Equipment & Supplies	221	—	—	221
Hotels, Restaurants & Leisure	150	—	—	150
Household Products	476	914	—	1,390
Industrial Conglomerates	1,140	125	—	1,265
Information Technology Services	823	—	—	823
Insurance	87	226	—	313
Internet Software & Services	458	—	—	458
Machinery	—	380	—	380
Media	413	—	—	413
Pharmaceuticals	705	3,122	—	3,827
Professional Services	373	118	—	491
Software	482	681	—	1,163
Textiles, Apparel & Luxury Goods	260	225	—	485
Tobacco	554	1,246	—	1,800
Total Common Stocks	6,800	10,665	—	17,465
Short-Term Investment
Investment Company	397	—	—	397
Total Assets	$7,197	$10,665	$—	$17,862

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$—	$407	$—	$407
Capital Markets	105	—	—	105
Commercial Services & Supplies	—	51	—	51
Diversified Consumer Services	213	—	—	213
Diversified Telecommunication Services	—	52	—	52
Electric Utilities	110	—	—	110
Food & Staples Retailing	—	106	—	106
Food Products	—	405	—	405
Hotels, Restaurants & Leisure	—	191	—	191
Household Products	—	131	—	131
Information Technology Services	293	—	—	293
Internet Software & Services	—	103	—	103
Marine	—	143	—	143
Media	—	115	—	115
Professional Services	—	136	—	136
Real Estate Management & Development	116	—	—	116
Road & Rail	—	286	—	286
Textiles, Apparel & Luxury Goods	—	530	—	530
Tobacco	—	122	—	122
Total Common Stocks	837	2,778	—	3,615
Participation Notes	—	236	—	236
Call Options Purchased	—	3	—	3
Short-Term Investment
Investment Company	318	—	—	318
Total Assets	$1,155	$3,017	$—	$4,172

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Auto Components	$—	$147,819	$—	$147,819
Automobiles	—	108,725	—	108,725
Banks	—	476,831	—	476,831
Beverages	—	211,018	—	211,018
Capital Markets	—	76,630	—	76,630
Chemicals	—	139,069	—	139,069
Commercial Services & Supplies	—	37,934	—	37,934
Construction Materials	—	145,629	—	145,629
Diversified Telecommunication Services	13,664	42,801	—	56,465
Electrical Equipment	—	25,263	—	25,263
Electronic Equipment, Instruments & Components	—	175,342	—	175,342
Energy Equipment & Services	—	26,361	—	26,361
Food & Staples Retailing	—	48,151	—	48,151
Food Products	—	510,320	—	510,320
Household Durables	—	60,105	—	60,105
Household Products	—	245,773	—	245,773
Industrial Conglomerates	—	50,576	—	50,576
Insurance	—	458,200	—	458,200
Machinery	—	168,465	—	168,465
Media	—	3,772	—	3,772
Metals & Mining	67,241	123,286	—	190,527
Oil, Gas & Consumable Fuels	—	462,442	—	462,442
Pharmaceuticals	—	806,109	—	806,109
Real Estate Management & Development	—	70,966	—	70,966
Semiconductors & Semiconductor Equipment	—	17,227	—	17,227
Software	—	150,883	—	150,883
Textiles, Apparel & Luxury Goods	—	68,225	—	68,225
Tobacco	—	374,235	—	374,235
Trading Companies & Distributors	—	19,433	—	19,433
Wireless Telecommunication Services	—	76,119	—	76,119
Total Common Stocks	80,905	5,327,709	—	5,408,614
Short-Term Investments
Investment Company	161,280	—	—	161,280
Repurchase Agreements	—	19,491	—	19,491
Total Short-Term Investments	161,280	19,491	—	180,771
Total Assets	242,185	5,347,200	—	5,589,385
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(249)	—	(249)
Total	$242,185	$5,346,951	$—	$5,589,136

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Opportunity
Assets:
Common Stocks
Beverages	$159	$327	$—		$486
Biotechnology	—	172	—		172
Capital Markets	262	—	—		262
Diversified Consumer Services	656	—	—		656
Electric Utilities	223	—	—	†	223
Food & Staples Retailing	—	147	—		147
Food Products	—	580	—		580
Hotels, Restaurants & Leisure	—	637	—		637
Household Products	—	122	—		122
Information Technology Services	585	—	—		585
Insurance	217	—	—		217
Internet & Catalog Retail	165	—	—		165
Internet Software & Services	677	314	—		991
Marine	—	190	—		190
Media	—	290	—		290
Professional Services	—	198	—		198
Real Estate Management & Development	235	—	—		235
Road & Rail	—	519	—		519
Textiles, Apparel & Luxury Goods	—	921	—		921
Total Common Stocks	3,179	4,417	—	†	7,596
Preferred Stock	—	—	38		38
Convertible Preferred Stock	—	—	—	@	—	@
Participation Notes	—	325	—		325
Call Options Purchased	—	7	—		7
Short-Term Investment
Investment Company	272	—	—		272
Total Assets	$3,451	$4,749	$38	†	$8,238

@            Value is less than $500

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Convertible Preferred Stock (000)		Preferred Stock (000)
Beginning Balance	$—	†	$—	@	$38
Purchases	—		—		—
Sales	—		—		—
Beginning Balance	—		—		—
Transfers in	—		—		—
Transfers out	—		—		—
Corporate action	—		—		—
Change in unrealized appreciation/depreciation	—		— (@	)	—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$—	@	$38
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$—		$ — (@	)	$—

†     Includes one security which is valued at zero.

@    Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
International Opportunity	March 31, 2014 (000)	Technique	Input	Range		Average	Increase in Input
Internet & Catalog Retail
Preferred Stock	$38	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947	$22.947	$22.947	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1x	7.5x	5.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$—	$67,611	$—	†	$67,611
Industrial	226	5,026	—		5,252
Office	—	17,547	—		17,547
Residential	—	6,175	—		6,175
Retail	—	28,986	—		28,986
Self Storage	—	690	—		690
Total Common Stocks	226	126,035	—	†	126,261
Rights	90	113	—		203
Short-Term Investment
Investment Company	901	—	—		901
Total Assets	$1,217	$126,148	$—	†	$127,365

†    Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$—	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—	†

Net change in unrealized appreciation/depreciation from investment still held as of March 31, 2014	$—

†  Includes one security which is valued at zero.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Small Cap
Assets:
Common Stocks
Air Freight & Logistics	$—	$2,078	$—	$2,078
Auto Components	1,789	—	—	1,789
Beverages	3,289	6,159	—	9,448
Capital Markets	—	6,213	—	6,213
Construction Materials	—	1,706	—	1,706
Distributors	—	377	—	377
Diversified Consumer Services	2,299	—	—	2,299
Diversified Financial Services	—	10,233	—	10,233
Electronic Equipment, Instruments & Components	—	—	51	51
Food Products	—	1,190	—	1,190
Health Care Equipment & Supplies	2,368	1,467	—	3,835
Health Care Providers & Services	1,239	—	—	1,239
Hotels, Restaurants & Leisure	3,354	8,486	—	11,840
Household Durables	—	30	—	30
Insurance	1,770	1,667	—	3,437
Internet Software & Services	168	—	—	168
Machinery	—	5,435	—	5,435
Multi-line Retail	1,953	—	—	1,953
Oil, Gas & Consumable Fuels	—	665	—	665
Personal Products	—	2,680	—	2,680
Real Estate Management & Development	2,282	—	—	2,282
Road & Rail	1,497	—	—	1,497
Software	—	1,336	—	1,336
Specialty Retail	958	9,428	—	10,386
Textiles, Apparel & Luxury Goods	968	4,294	—	5,262
Trading Companies & Distributors	—	1,936	—	1,936
Transportation Infrastructure	1,257	—	—	1,257
Total Common Stocks	25,191	65,380	51	90,622
Short-Term Investment
Investment Company	821	—	—	821
Total Assets	$26,012	$65,380	$51	$91,443

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Small Cap	Common Stock (000)
Beginning Balance	$141
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	(90)
Realized gains (losses)	—
Ending Balance	$51
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$(90)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
International Small Cap	March 31, 2014 (000)	Technique	Input	Range		Average	Increase in Input
Electronic Equipment, Instruments & Components Common Stock	$51	Asset Approach	Net Tangible Assets	$0.31	$0.31	$0.31	Increase
			Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
			Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease
		Market Approach	Price/Earnings	8.0x	8.0x	8.0x	Increase
			Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
			Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease
		Income Approach	Cost of Equity	22.0%	22.0%	22.0%	Decrease
			Discount for Lack of Marketability	40.0%	40.0%	40.0%	Decrease
			Discount for Company Size vs. Index	25.0%	25.0%	25.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Select Global Infrastructure
Assets:
Common Stocks
Airports	$—	$2,057	$—	$2,057
Communications	3,422	1,670	—	5,092
Diversified	493	1,431	—	1,924
Oil & Gas Storage & Transportation	12,635	2,428	—	15,063
Ports	516	108	—	624
Toll Roads	—	2,385	—	2,385
Transmission & Distribution	2,870	2,340	—	5,210
Water	1,628	1,355	—	2,983
Total Common Stocks	21,564	13,774	—	35,338
Short-Term Investments
Investment Company	5,489	—	—	5,489
Repurchase Agreements	—	1,166	—	1,166
Total Short-Term Investments	5,489	1,166	—	6,655
Total Assets	$27,053	$14,940	$—	$41,993

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Asset Management & Custodian	$—	$380	$—	$380
Back Office Support, HR & Consulting	294	—	—	294
Beverage: Soft Drinks	1,660	—	—	1,660
Cable Television Services	—	356	—	356
Computer Services, Software & Systems	4,081	—	—	4,081
Computer Technology	627	—	—	627
Consumer Services: Miscellaneous	290	—	—	290
Diversified Retail	2,167		—	2,167
Environmental, Maintenance & Security Services	—	311	—	311
Financial Data & Systems	1,833	—	—	1,833
Foods	1,767	—	—	1,767
Hotel/Motel	—	512	—	512
Insurance: Multi-Line	638	—	—	638
Insurance: Property-Casualty	906	—	—	906
Medical Equipment	602	—	—	602
Oil: Refining & Marketing	350	—	—	350
Pharmaceuticals	1,116	—	—	1,116
Publishing	316	—	—	316
Restaurants	1,274	—	—	1,274
Telecommunications Equipment	599	—	—	599
Textiles, Apparel & Shoes	313	1,172	—	1,485
Total Common Stocks	18,833	2,731	—	21,564
Call Options Purchased	—	18	—	18
Short-Term Investment
Investment Company	1,896	—	—	1,896
Total Assets	$20,729	$2,749	$—	$23,478

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Asset Management & Custodian	$16,948	$—	$—	$16,948
Automobiles	35,478	—	—	35,478
Back Office Support, HR & Consulting	15,871	—	—	15,871
Beverage: Soft Drinks	14,736	—	—	14,736
Biotechnology	6,597	—	—	6,597
Cable Television Services	10,231	19,341	—	29,572
Computer Services, Software & Systems	319,015	—	—	319,015
Computer Technology	32,145	—	—	32,145
Diversified Media	4,513	—	—	4,513
Diversified Retail	97,572	—	—	97,572
Energy Equipment	5,147	—	—	5,147
Environmental, Maintenance, and Security Services	—	16,701	—	16,701
Fertilizers	28,022	—	—	28,022
Financial Data & Systems	97,394	—	—	97,394
Foods	31,807	—	—	31,807
Health Care Services	10,454	—	—	10,454
Hotel/Motel	—	28,237	—	28,237
Insurance: Multi-Line	10,989	—	—	10,989
Insurance: Property-Casualty	36,993	—	—	36,993
Leisure Time	48,108	—	—	48,108
Medical Equipment	100,866	—	—	100,866
Oil: Crude Producers	10,824	—	—	10,824
Pharmaceuticals	51,275	—	—	51,275
Publishing	16,703	—	—	16,703
Radio & TV Broadcasters	4,106	—	—	4,106
Restaurants	25,181	—	—	25,181
Semiconductors & Components	12,066	—	—	12,066
Specialty Retail	11,317	—	—	11,317
Telecommunications Equipment	33,957	—	—	33,957
Textiles, Apparel & Shoes	—	27,885	—	27,885
Total Common Stocks	1,088,315	92,164	—	1,180,479
Preferred Stock	—	—	2,689	2,689
Call Options Purchased	—	998	—	998
Short-Term Investments
Investment Company	153,249	—	—	153,249
Repurchase Agreements	—	15,199	—	15,199
Total Short-Term Investments	153,249	15,199	—	168,448
Total Assets	$1,241,564	$108,361	$2,689	$1,352,614

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Preferred Stock (000)
Beginning Balance	$—
Purchases	2,689
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$2,689
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2014	$—

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
Growth	March 31, 2014 (000)	Technique	Input	Range		Average	Increase in Input
Computer Technology
Preferred Stock	$2,689	Market Transaction Method	Precedent Transaction of Preferred Stock	$19.1012	$19.1012	$19.1012	Increase

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Beverage: Brewers & Distillers	$60		$—	$—	$60
Beverage: Soft Drinks	89		—	—	89
Chemicals: Specialty	45		—	—	45
Computer Services, Software & Systems	169		—	—	169
Consumer Services: Miscellaneous	44		—	—	44
Diversified Media	40		—	—	40
Diversified Retail	55		—	—	55
Drug & Grocery Store Chains	57		—	—	57
Fertilizers	138		—	—	138
Foods	149		—	—	149
Home Building	76		—	—	76
Insurance: Multi-Line	94		—	—	94
Insurance: Property-Casualty	325		—	—	325
Oil Well Equipment & Services	42		—	—	42
Oil: Refining & Marketing	32		—	—	32
Pharmaceuticals	77		—	—	77
Production Technology Equipment	48		—	—	48
Real Estate Holding & Development	27		—	—	27
Restaurants	244		—	—	244
Specialty Retail	89		—	—	89
Telecommunications Equipment	107		—	—	107
Total Common Stocks	2,007		—	—	2,007
Warrants	—	@	—	—	—	@
Fixed Income Securities
Corporate Bond	—		26	—	26
Short-Term Investment
Investment Company	103		—	—	103
Total Assets	$2,110		$26	$—	$2,136

@    Value is less than $500

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Opportunity
Assets:
Common Stocks
Aerospace	$4,271	$—	$—	$4,271
Asset Management & Custodian	4,236	—	—	4,236
Beverage: Brewers & Distillers	—	3,735	—	3,735
Computer Services, Software & Systems	63,587	3,116	—	66,703
Consumer Lending	3,708	—	—	3,708
Diversified Retail	31,928	—	—	31,928
Diversified Real Estate Activities	4,936	—	—	4,936
Education Services	9,377	—	—	9,377
Fertilizers	9,622	—	—	9,622
Financial Data & Systems	32,132	—	—	32,132
Hotel/Motel	9,331	—	—	9,331
Insurance: Property-Casualty	7,667	—	—	7,667
Leisure Time	15,753	—	—	15,753
Restaurants	—	3,258	—	3,258
Securities Brokerage & Services	7,574	—	—	7,574
Textiles, Apparel & Shoes	—	3,987	—	3,987
Transportation Miscellaneous	2,791	—	—	2,791
Truckers	—	9,194	—	9,194
Total Common Stocks	206,913	23,290	—	230,203
Participation Note	—	6,226	—	6,226
Call Options Purchased	—	220	—	220
Short-Term Investment
Investment Company	5,964	—	—	5,964
Total Assets	$212,877	$29,736	$—	$242,613

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Small Company Growth
Assets:
Common Stocks
Advertising Agencies	$72,644	$—	$—		$72,644
Asset Management & Custodian	111,376	62,809	—		174,185
Back Office Support, HR & Consulting	267,629	—	—		267,629
Beverage: Brewers & Distillers	8,654	—	—		8,654
Biotechnology	19,128	—	—		19,128
Casinos & Gambling	—	21,680	—		21,680
Cement	25,176	—	—		25,176
Chemicals: Specialty	8,382	—	—		8,382
Computer Services, Software & Systems	446,157	—	—		446,157
Computer Technology	13,073	—	—		13,073
Consumer Services: Miscellaneous	38,046	—	—		38,046
Diversified Financial Services	46,129	8,060	—		54,189
Diversified Retail	25,121	—	—		25,121
Drug & Grocery Store Chains	8,604	48,399	—		57,003
Electronic Components	27,035	—	—		27,035
Electronic Entertainment	9,139	—	—		9,139
Electronics	17,734	—	—		17,734
Entertainment	—	—	6,358		6,358
Financial Data & Systems	32,780	—	—		32,780
Foods	20,169	—	—		20,169
Health Care Services	224,627	—	—		224,627
Household Equipment & Products	19,886	—	—		19,886
Leisure Time	68,411	—	—		68,411
Oil: Crude Producers	21,611	—	—		21,611
Pharmaceuticals	12,753	—	—		12,753
Production Technology Equipment	24,602	—	—		24,602
Real Estate Services	26,235	—	—		26,235
Restaurants	217,954	—	—		217,954
Shipping	11,470	—	—		11,470
Specialty Retail	89,745	—	—		89,745
Transportation Miscellaneous	36,818	—	—		36,818
Utilities: Electrical	—	—	—	†	—	†
Utilities: Telecommunications	14,569	—	—		14,569
Total Common Stocks	1,965,657	140,948	6,358	†	2,112,963
Preferred Stocks	—	34,321	41,681		76,002
Convertible Preferred Stocks	—	101,933	8,483		110,416
Promissory Notes	—	—	715		715
Call Options Purchased	—	2,032	—		2,032
Short-Term Investments
Investment Company	359,311	—	—		359,311
Repurchase Agreements	—	56,523	—		56,523
Total Short-Term Investments	359,311	56,523	—		415,834
Total Assets	$2,324,968	$335,757	$57,237	†	$2,717,962

†      Includes one security which is valued at zero.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks (000)		Promissory Notes (000)
Beginning Balance	$7,178	†	$23,264	$—	@	$715
Purchases	—		30,636	8,483		—
Sales	—		—	—		—
Amortization of discount	—		—	—		—
Transfers in	—		—	—		—
Transfers out	—		(34,321)	—		—
Corporate action	—		—	—		—
Change in unrealized appreciation/depreciation	(820)		22,102	(— @	)	—
Realized gains (losses)	—		—	—		—
Ending Balance	$6,358	†	$41,681	$8,483		$715
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$(820)		$22,102	$ (— @	)	$—

† Includes one security which is valued at zero.

@ Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

							Impact to
	Fair Value at	Valuation	Unobservable			Weighted	Valuation from an
Small Company Growth	March 31, 2014 (000)	Technique	Input	Range		Average	Increase in Input
Computer Services, Software & Systems
Preferred Stock	$10,559	Market Transaction Method	Precedent Transaction of Preferred Stock	$4.1332	$4.1332	$4.1332	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	12.2x	27.6x	19.1x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease
	$1,067	Market Transaction	Precedent Transaction	$4.18	$4.18	$4.18	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	13.0%	15.0%	14.0%	Decrease
			Perpetual Growth Rate	2.0%	3.0%	2.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.9x	9.9x	6.0x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Preferred Stock - Escrow	$88		Discount for Escrow	42.7%	42.7%	42.7%	Decrease

Promissory Note	$702	Market Transaction	Valuation at Issuance as a Percentage of Principal	$100.00	$100.00	$100.00	Increase
			Cost of Debt	12.1%	12.1%	12.1%	Decrease
			Valuation as a Percentage of Principal	88.4%	88.4%	88.4%	Increase

Promissory Note - Escrow	$13	Market Transaction	Valuation as a Percentage of Principal	45.7%	45.7%	45.7%	Increase

Diversified Retail
Preferred Stock	$9,890	Market Transaction Method	Precedent Transaction of Preferred Stock	$22.947	$22.947	$22.947	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.1x	7.5x	5.7x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Entertainment
Common Stock	$6,358	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	16.0%	15.6%	Decrease
			Perpetual Growth Rate	3.5%	4.5%	4.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.0x	7.9x	5.3x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Restaurants
Preferred Stock	$13,714	Market Transaction Method	Precedent Transaction of Preferred Stock	$14.4692	$14.4692	$14.4692	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.8x	9.8x	8.5x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Specialty Retail
Convertible Preferred Stock	$8,483	Market Transaction Method	Precedent Transaction of Preferred Stock	$26.2261	$26.2261	$26.2261	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3x	2.5x	1.9x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

Tobacco
Preferred Stock	$6,363	Market Transaction Method	Precedent Transaction of Preferred Stock	$16.9261	$16.9261	$16.9261	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	19.0%	21.0%	20.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.8x	4.6x	4.4x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate Portfolio
Assets:
Common Stocks
Apartments	$170,191	$—	$—	$170,191
Diversified	74,430	—	—	74,430
Health Care	91,987	—	—	91,987
Industrial	31,278	—	30,071	61,349
Lodging/Resorts	105,697	—	—	105,697
Manufactured Homes	12,369	—	—	12,369
Mixed Industrial/Office	16,630	—	—	16,630
Office	73,670	—	5,333	79,003
Regional Malls	223,266	—	—	223,266
Retail Free Standing	14,218	—	—	14,218
Self Storage	52,579	—	—	52,579
Shopping Centers	61,668	—	—	61,668
Total Common Stocks	927,983	—	35,404	963,387
Short-Term Investment
Investment Company	8,329	—	—	8,329
Total Assets	$936,312	$—	$35,404	$971,716

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$36,160
Purchases
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(765)
Change in unrealized appreciation/depreciation	9
Realized gains (losses)	—
Ending Balance	$35,404

Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2014	$9

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2014.

	Fair Value at	Valuation	Unobservable
U.S. Real Estate	March 31, 2014 (000)	Technique	Input
Industrial
Common Stocks	$30,071	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance
Office
Common Stocks	5,333	Reported Capital Balance, Adjusted for Subsequent Capital Calls and Return of Capital, as applicable	Adjusted Capital Balance

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Domestic Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$1,264	$—	$1,264
Sovereign	—	21,213	—	21,213
Total Fixed Income Securities	—	22,477	—	22,477
Warrants	—	12	—	12
Short-Term Investment
Investment Company	317	—	—	317
Futures Contracts	9	—	—	9
Total Assets	$326	$22,489	$—	$22,815

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2014.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets External Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$2,839	$—	$2,839
Sovereign	—	16,516	—	16,516
Total Fixed Income Securities	—	19,355	—	19,355
Short-Term Investment
Investment Company	741	—	—	741
Futures Contracts	8	—	—	8
Total Assets	$749	$19,355	$—	$20,104

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. At March 31, 2014, the fair value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. The values of the transfers were approximately as follows:

Multi-Asset	Active International Allocation	Asian Equity	Emerging Markets
$36,875,000	$291,631,000	$5,796,000	$790,735,000

Frontier Emerging Markets	Global Advantage	Global Discovery	Global Franchise
$218,176,000	$1,598,000	$5,249,000	$374,869,000

Global Insight	Global Opportunity	Global Real Estate	Global Quality
$933,000	$4,590,000	$1,046,358,000	$10,323,000

International Advantage	International Equity	International Opportunity	International Real Estate
$2,778,000	$5,017,943,000	$4,417,000	$124,571,000

International Small Cap	Select Global Infrastructure	Advantage	Growth
$63,251,000	$13,774,000	$2,731,000	$92,164,000

Opportunity	Small Company Growth
$23,290,000	$132,888,000

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. A security that was valued using other significant observable inputs at December 31, 2013 was valued using unadjusted quoted prices at March 31, 2014. The values of the transfers were approximately as follows:

Asian Equity	Emerging Markets
$43,000	$5,067,000

At March 31, 2014, the Fund held a security that transferred from Level 3 to Level 2. This security was valued using significant unobservable inputs at December 31, 2013 and was valued using other significant observable inputs at March 31, 2014. The value of the transfer was approximately as follows:

Small Company Growth
$34,321,000

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2014

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2014